UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/29/12

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND February 29, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	20,865,444	$242,039
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	2,875,388	86,060
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	12,404,746	138,685
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	17,002,899	111,879
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	2,058,525	43,188
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	44,439,010	346,624
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	24,164,131	201,046
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I(i)	11,469,197	198,073
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	7,501,869	34,509

Total Investments in Underlying Funds (cost $1,342,044,200)		1,402,103

Other Assets in Excess of Liabilities 0.02%		257

Net Assets 100.00%		$1,402,360

*	Non-income producing security.
(a)	Affiliated issuer (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 99.53%

COMMON STOCKS 3.54%

Banks: Diversified 0.12%

Huntington Bancshares, Inc.	80	$467,600

Communications Equipment 0.13%

Aruba Networks, Inc.*	25	539,750

Computers & Peripherals 0.05%

EMC Corp.*	7	184,582

Health Equipment & Supply 0.19%

Medtronic, Inc.	20	762,400

Miscellaneous: Financial 1.84%

SPDR S&P 500 ETF Trust	15	2,053,050
SPDR S&P MidCap 400 ETF Trust	30	5,330,100

Total		7,383,150

Oil: Integrated 0.79%

Whiting Petroleum Corp.*	54	3,165,504

Pharmaceuticals 0.42%

Teva Pharmaceutical Industries Ltd. ADR	37	1,683,781

Total Common Stocks (cost $12,912,737)		14,186,767

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 76.35%

Advertising 1.77%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	$4,600	4,640,250
Omnicom Group, Inc.	Zero Coupon	7/1/2038	2,250	2,452,500

Total				7,092,750

Aerospace & Defense 1.20%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035	4,875	4,807,969

Auto Parts 0.33%

Meritor, Inc. (Zero Coupon after 3/1/2016) ~	4.625%	3/1/2026	1,500	1,338,750

Autos 1.43%

Ford Motor Co.	4.25%	11/15/2016	3,600	5,742,000

Beverages 1.24%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	3,750	3,009,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages (continued)

Molson Coors Brewing Co.	2.50%	7/30/2013	$1,875	$1,987,500

Total				4,996,875

Biotechnology 2.60%

Amgen, Inc.	0.375%	2/1/2013	2,700	2,801,250
Charles River Laboratories International, Inc.	2.25%	6/15/2013	650	658,125
Human Genome Sciences, Inc.	3.00%	11/15/2018	2,200	2,186,250
Incyte Corp.	4.75%	10/1/2015	1,475	3,049,562
InterMune, Inc.	5.00%	3/1/2015	150	164,250
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,400	1,582,000

Total				10,441,437

Communications Equipment 2.80%

Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	850	819,187
Ciena Corp.†	4.00%	3/15/2015	3,500	3,828,125
Ixia	3.00%	12/15/2015	6,020	6,576,850

Total				11,224,162

Computers & Peripherals 2.42%

NetApp, Inc.	1.75%	6/1/2013	4,775	6,792,437
SanDisk Corp.	1.50%	8/15/2017	2,420	2,910,050

Total				9,702,487

Consumer Services 0.47%

Hertz Global Holdings, Inc.	5.25%	6/1/2014	1,025	1,906,500

Containers & Packaging 1.55%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	6,275	6,227,938

Diversified Financials 0.41%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	1,500	1,668,750

Diversified Metals & Mining 1.88%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	3,845	3,614,300
James River Coal Co.†	3.125%	3/15/2018	2,750	1,375,000
Molycorp, Inc.†	3.25%	6/15/2016	2,960	2,556,700

Total				7,546,000

e-Commerce 1.74%

Digital River, Inc.	2.00%	11/1/2030	7,395	6,969,787

Electronic Equipment & Instruments 0.15%

InterDigital, Inc.†	2.50%	3/15/2016	570	586,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Entertainment 1.69%

CenterPoint Energy, Inc.	3.375%#	9/15/2029	$163	$6,131,250
Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	750	660,000

Total				6,791,250

Foods 0.81%

Archer Daniels Midland Co.	0.875%	2/15/2014	3,150	3,248,438

Health Equipment & Supply 2.00%

HeartWare International, Inc.	3.50%	12/15/2017	1,545	1,684,050
Hologic, Inc. (Zero Coupon after 12/15/16)~	2.00%	12/15/2037	2,145	2,515,012
NuVasive, Inc.	2.75%	7/1/2017	4,400	3,811,500

Total				8,010,562

Health Services 0.97%

Five Star Quality Care, Inc.	3.75%	10/15/2026	1,320	1,255,650
Health Management Associates, Inc.†	3.75%	5/1/2028	600	618,000
Omnicare, Inc.	3.75%	12/15/2025	1,400	2,009,000

Total				3,882,650

Household Durables 0.46%

Stanley Black & Decker, Inc.	Zero Coupon	5/17/2012	1,550	1,853,180

Information Technology Services 0.74%

CACI International, Inc.	2.125%	5/1/2014	2,450	2,970,625

Insurance-Reinsurance 0.28%

Radian Group, Inc.	3.00%	11/15/2017	1,750	1,126,563

Internet Software & Services 4.19%

DealerTrack Holdings, Inc.†	1.50%	3/15/2017	2,950	2,950,000
Equinix, Inc.	4.75%	6/15/2016	4,110	7,490,475
Symantec Corp.	1.00%	6/15/2013	5,700	6,384,000

Total				16,824,475

Leisure Facilities 0.58%

MGM Resorts International	4.25%	4/15/2015	2,150	2,311,250

Leisure Products 0.50%

International Game Technology	3.25%	5/1/2014	1,800	2,002,500

Lodging 0.79%

Gaylord Entertainment Co.†	3.75%	10/1/2014	2,500	3,175,000

Machinery 4.98%

Actuant Corp.	2.00%	11/15/2023	2,525	3,670,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery (continued)

Altra Holdings, Inc.†	2.75%	3/1/2031	$3,985	$4,004,925
Chart Industries, Inc.	2.00%	8/1/2018	4,425	5,614,219
Danaher Corp.	Zero Coupon	1/22/2021	2,650	4,077,687
Terex Corp.	4.00%	6/1/2015	1,515	2,624,737

Total				19,992,287

Miscellaneous: Energy 1.49%

Green Plains Renewable Energy, Inc.†	5.75%	11/1/2015	1,350	1,415,813
SunPower Corp.	4.50%	3/15/2015	5,020	4,568,200

Total				5,984,013

Miscellaneous: Financial 1.57%

Alliance Data Systems Corp.	1.75%	8/1/2013	4,000	6,285,000

Miscellaneous: Industrials 0.24%

A123 Systems, Inc.	3.75%	4/15/2016	2,000	962,500

Oil Services 0.74%

Hornbeck Offshore Services, Inc. (1.375% after 11/15/2013) ~	1.625%	11/15/2026	2,710	2,969,618

Oil: Integrated 2.66%

Chesapeake Energy Corp.	2.25%	12/15/2038	1,725	1,388,625
Chesapeake Energy Corp.	2.75%	11/15/2035	7,525	7,581,437
SM Energy Co.	3.50%	4/1/2027	1,160	1,693,600

Total				10,663,662

Pharmaceuticals 5.01%

Dendreon Corp.	2.875%	1/15/2016	4,125	3,459,844
Gilead Sciences, Inc.	0.625%	5/1/2013	3,450	4,381,500
Gilead Sciences, Inc.	1.00%	5/1/2014	6,410	7,643,925
Mylan, Inc.	3.75%	9/15/2015	2,450	4,621,312

Total				20,106,581

Precious Metals 0.45%

Newmont Mining Corp.	1.625%	7/15/2017	1,210	1,804,413

Publishing & Printing 0.47%

Nielsen Holdings NV	6.25%	2/1/2013	3,300	1,897,500

Real Estate 5.28%

Boston Properties LP	3.75%	5/15/2036	4,800	5,424,000
Digital Realty Trust LP†	5.50%	4/15/2029	1,175	2,093,703
Health Care REIT, Inc.	3.00%	12/1/2029	2,500	2,884,375
Host Hotels & Resorts LP†	2.50%	10/15/2029	5,150	6,772,250
Host Hotels & Resorts LP†	2.625%	4/15/2027	1,325	1,331,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate (continued)

ProLogis	3.25%	3/15/2015	$1,500	$1,687,500
Vornado Realty LP	3.875%	4/15/2025	963	981,056

Total				21,174,509

Retail: Food & Drug 0.66%

Nash Finch Co. (Zero Coupon after 3/15/2013) ~	1.631%	3/15/2035	5,750	2,637,813

Retail: Specialty 1.12%

Charming Shoppes, Inc.	1.125%	5/1/2014	4,870	4,504,750

Semiconductors 8.30%

Intel Corp.	2.95%	12/15/2035	3,300	3,807,375
Intel Corp.	3.25%	8/1/2039	7,450	10,234,437
Linear Technology Corp.	3.00%	5/1/2027	1,156	1,239,810
Micron Technology, Inc.†	1.50%	8/1/2031	4,425	4,828,781
ON Semiconductor Corp.	2.625%	12/15/2026	6,665	7,681,413
PMC - Sierra, Inc.	2.25%	10/15/2025	830	846,600
Xilinx, Inc.	2.625%	6/15/2017	3,350	4,664,875

Total				33,303,291

Software - Applications & Systems 7.46%

Electronic Arts, Inc.†	0.75%	7/15/2016	2,595	2,367,938
EMC Corp.	1.75%	12/1/2013	7,075	12,469,687
Microsoft Corp.†	Zero Coupon	6/15/2013	5,525	6,015,344
Nuance Communications, Inc.	2.75%	8/15/2027	860	1,277,100
Nuance Communications, Inc.†	2.75%	11/1/2031	3,100	3,588,250
Salesforce.com, Inc.	0.75%	1/15/2015	1,675	2,943,812
VeriFone Systems, Inc.	1.375%	6/15/2012	1,151	1,289,120

Total				29,951,251

Steel 0.11%

United States Steel Corp.	4.00%	5/15/2014	405	462,713

Textiles & Apparel 1.54%

Iconix Brand Group, Inc.†	2.50%	6/1/2016	6,180	6,180,000

Wireless Communications Services 1.27%

SBA Communications Corp.	1.875%	5/1/2013	1,400	1,667,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Wireless Communications Services (continued)

SBA Communications Corp.	4.00%	10/1/2014	$2,075	$3,421,156

Total				5,088,906

Total Convertible Bonds (cost $294,246,315)				306,417,093

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 19.64%

Autos 2.08%

General Motors Co.	4.75%		196	8,362,971

Banks: Diversified 2.00%

Fifth Third Bancorp	8.50%		30	4,320,000
Wells Fargo & Co.	7.50%		3	3,709,125

Total				8,029,125

Communications Equipment 0.61%

Lucent Technologies Capital Trust I	7.75%		3	2,465,190

Diversified Financials 4.19%

AMG Capital Trust I	5.10%		45	2,321,353
Bank of America Corp.	7.25%		9	8,954,700
Citigroup, Inc.	7.50%		56	5,517,085

Total				16,793,138

Foods 0.69%

Bunge Ltd.	4.875%		28	2,773,050

Health Services 0.38%

HealthSouth Corp.	6.50%		2	1,540,700

Insurance: Life 2.50%

MetLife, Inc.	5.00%		139	10,033,254

Insurance: Multi-Line 0.40%

Hartford Financial Services Group, Inc. (The)	7.25%		72	1,620,375

Miscellaneous: Financial 0.31%

Vale Capital II (Brazil)(a)	6.75%		16	1,223,422

Oil & Gas Products 2.76%

Apache Corp.	6.00%		178	10,784,613
SandRidge Energy, Inc.	8.50%		2	280,913

Total				11,065,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2012

Investments	Interest Rate		Shares (000)		Fair Value

Oil: Integrated 0.04%

Whiting Petroleum Corp.	6.25%		—	(b)	$147,780

Utilities: Electric 3.68%

AES Trust III	6.75%		68		3,371,872
NextEra Energy, Inc.	7.00%		16		888,880
NextEra Energy, Inc.	8.375%		68		3,404,737
PPL Corp.	8.75%		100		5,373,000
PPL Corp.	9.50%		32		1,741,915

Total					14,780,404

Total Convertible Preferred Stocks (cost $77,061,664)					78,834,935

	Exercise Price	Expiration Date

WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182		—	(c)

Total Long-Term Investments (cost $384,220,716)					399,438,795

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.01%

Repurchase Agreement

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $4,135,000 of Federal National Mortgage Assoc. at 0.50% due 9/6/2013; value: $4,145,338; proceeds: $4,061,520 (cost $4,061,519)			$4,062		4,061,519

Total Investments in Securities 100.54% (cost $388,282,235)					403,500,314

Liabilities in Excess of Other Assets (0.54%)					(2,164,853)

Net Assets 100.00%					$401,335,461

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.
(c)	Valued at zero as of February 29, 2012.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 112.17%

ASSET-BACKED SECURITIES 11.92%

Automobiles 5.43%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$1,570	$1,570,983
Ally Auto Receivables Trust 2011-3 A2	0.369%#	1/15/2014	573	573,001
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	388	387,997
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	1,367	1,368,755
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	1,802	1,803,230
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	2,210	2,212,757
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	1,825	1,828,099
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.099%#	1/15/2013	99	99,506
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	901	901,391
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	1,263	1,263,704
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	2,150	2,151,766
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	1,860	1,860,407
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	249	248,708
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	2,385	2,387,965
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	69	68,735
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	3,240	3,241,192
Ford Credit Auto Lease Trust 2011-B A2	0.82%	1/15/2014	1,300	1,301,753
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	982	985,298
Ford Credit Auto Owner Trust 2011-B A2	0.68%	1/15/2014	1,911	1,914,700
Harley-Davidson Motorcycle Trust 2009-2 A3	2.62%	3/15/2014	1,074	1,076,239
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	2,100	2,101,772
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	1,500	1,500,905
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	3,200	3,199,898
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	2,215	2,217,754
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	1,587	1,588,495
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	203	202,791
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1,595	1,595,490
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	964	964,312
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	824	824,108
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	665	665,155
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	766	766,484
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	1,944	1,944,101
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	2,000	1,999,989
Volkswagen Auto Lease Trust 2010-A A2	0.77%	1/22/2013	660	660,202
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	2,750	2,756,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%		10/15/2013	$2,057	$2,060,625

Total					52,295,161

Credit Cards 4.85%

Cabela’s Master Credit Card Trust 2009-1A A†	2.249	%#	3/16/2015	8,350	8,356,940
Capital One Multi-Asset Execution Trust 2005-A1	0.319	%#	1/15/2015	3,805	3,805,135
Capital One Multi-Asset Execution Trust 2007-A4	0.279	%#	3/16/2015	3,700	3,699,933
Chase Issuance Trust 2009-A2	1.799	%#	4/15/2014	2,795	2,800,515
Citibank Credit Card Issuance Trust 2009-A1	1.999	%#	3/17/2014	4,650	4,653,322
Citibank Omni Master Trust 2009-A14A†	2.999	%#	8/15/2018	1,700	1,795,616
Citibank Omni Master Trust 2009-A8†	2.349	%#	5/16/2016	5,500	5,522,875
Discover Card Master Trust 2009-A1	1.549	%#	12/15/2014	3,000	3,011,417
Discover Card Master Trust 2009-A2 A	1.549	%#	2/17/2015	2,700	2,716,506
GE Capital Credit Card Master Note Trust 2009-1 A	2.349	%#	4/15/2015	3,712	3,722,184
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	3,200	3,239,837
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309	%#	5/15/2015	2,500	2,499,954
World Financial Network Credit Card Master Trust 2006-A†	0.379	%#	2/15/2017	900	896,477

Total					46,720,711

Home Equity 0.03%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	327	313,960

Other 1.61%

Illinois Student Assistance Commission 2010-1 A2	1.61	%#	4/25/2022	1,495	1,493,445
SLM Student Loan Trust 2006-2 A5	0.67	%#	7/25/2025	2,600	2,498,548
SLM Student Loan Trust 2007-8 A1	0.79	%#	7/27/2015	16	16,187
SLM Student Loan Trust 2008-3 A3	1.56	%#	10/25/2021	1,020	1,020,898
SLM Student Loan Trust 2008-5 A4	2.26	%#	7/25/2023	4,685	4,806,631
SLM Student Loan Trust 2010-A 2A†	3.499	%#	5/16/2044	888	906,126
SLM Student Loan Trust 2010-C A1†	1.899	%#	12/15/2017	1,731	1,735,710
SLM Student Loan Trust 2011-1 A2	1.394	%#	10/25/2034	1,600	1,586,066
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	1,500	1,500,103

Total					15,563,714

Total Asset-Backed Securities (cost $115,123,061)					114,893,546

CORPORATE BONDS 32.57%

Aerospace/Defense 0.03%

Embraer Overseas Ltd. (Brazil)(a)	6.375%		1/15/2020	228	255,360

Air Transportation 0.05%

Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	506	521,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto Parts: Original Equipment 0.30%

BorgWarner, Inc.	8.00%	10/1/2019	$2,342	$2,845,853

Automotive 0.07%

Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	700	708,976

Banks: Diversified 5.72%

Banco Bradesco SA†	5.75%	3/1/2022	629	635,919
Banco Bradesco SA†	5.90%	1/16/2021	300	311,250
Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	400	398,000
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	600	619,500
BanColombia SA (Colombia)(a)	4.25%	1/12/2016	650	661,180
Bank of America Corp.	7.625%	6/1/2019	3,460	3,917,592
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	3,080	3,181,138
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	2,193	2,224,682
Citigroup, Inc.	4.45%	1/10/2017	872	921,353
Citigroup, Inc.	8.50%	5/22/2019	2,107	2,617,811
Discover Bank	8.70%	11/18/2019	3,185	3,839,336
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	3,700	3,752,292
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	442,348
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,031	1,078,229
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	5,300	6,041,793
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	325	325,000
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	12/21/2021	200	210,000
JPMorgan Chase & Co.	4.35%	8/15/2021	2,500	2,628,080
JPMorgan Chase & Co.	4.50%	1/24/2022	2,054	2,186,840
JPMorgan Chase & Co.	6.30%	4/23/2019	603	709,902
Morgan Stanley	5.75%	1/25/2021	1,025	1,017,760
Morgan Stanley	6.25%	8/28/2017	1,570	1,647,720
National Agricultural Cooperative Federation (South Korea)†(a)	3.50%	2/8/2017	300	300,486
Nordea Eiendomskreditt AS (Norway)†(a)	1.875%	4/7/2014	1,930	1,950,059
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	250	255,875
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.625%	5/27/2016	3,640	3,737,421
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	2,230	2,316,705
Toronto-Dominion Bank (The) (Canada)†(a)	1.625%	9/14/2016	3,000	3,029,493
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	4,000	4,185,724

Total				55,143,488

Banks: Money Center 0.36%

Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	200	205,760
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	666,383
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,457	1,650,557
SVB Financial Group	5.375%	9/15/2020	860	929,885

Total				3,452,585

Beverages 0.33%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,151	1,175,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages (continued)

Pernod-Ricard SA (France)†(a)	4.45%	1/15/2022	$1,375	$1,436,131
Pernod-Ricard SA (France)†(a)	5.50%	1/15/2042	500	535,516

Total				3,146,716

Biotechnology Research & Production 0.25%

Amgen, Inc.	5.65%	6/15/2042	1,797	2,018,539
Laboratory Corp. of America Holdings	5.50%	2/1/2013	367	381,161

Total				2,399,700

Broadcasting 0.35%

Cox Communications, Inc.	7.125%	10/1/2012	3,235	3,357,464

Brokers 0.27%

Raymond James Financial, Inc.	8.60%	8/15/2019	2,256	2,633,099

Building Materials 0.16%

Owens Corning, Inc.	9.00%	6/15/2019	500	612,071
Voto-Votorantim Ltd.†	6.75%	4/5/2021	500	550,000
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	500	505,500

Total				1,667,571

Business Services 0.18%

ERAC USA Finance LLC†	5.80%	10/15/2012	639	657,162
Verisk Analytics, Inc.	4.875%	1/15/2019	550	571,797
Verisk Analytics, Inc.	5.80%	5/1/2021	500	544,309

Total				1,773,268

Cable Services 0.61%

Historic TW, Inc.	9.125%	1/15/2013	2,398	2,562,939
Time Warner Cable, Inc.	6.55%	5/1/2037	790	956,763
Time Warner Cable, Inc.	7.30%	7/1/2038	1,824	2,351,787

Total				5,871,489

Chemicals 0.86%

Airgas, Inc.	7.125%	10/1/2018	1,046	1,137,916
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	600	628,500
Dow Chemical Co. (The)	4.85%	8/15/2012	1,500	1,526,714
Dow Chemical Co. (The)	8.55%	5/15/2019	1,176	1,566,474
Incitec Pivot Finance LLC†	6.00%	12/10/2019	2,782	3,020,033
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	355	366,643

Total				8,246,280

Computer Hardware 0.35%

Hewlett-Packard Co.	4.50%	3/1/2013	3,298	3,418,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software 0.26%

BMC Software, Inc.	7.25%	6/1/2018	$1,792	$2,143,384
Intuit, Inc.	5.40%	3/15/2012	395	395,487

Total				2,538,871

Construction/Homebuilding 0.04%

Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	411,000

Consumer Products 0.08%

Tupperware Brands Corp.	4.75%	6/1/2021	761	786,719

Containers 0.02%

Rock-Tenn Co.†	4.90%	3/1/2022	177	180,470

Electric: Equipment/Components 0.05%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	500	499,564

Electric: Power 0.92%

Bruce Mansfield Unit 1	6.85%	6/1/2034	664	710,741
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,944	3,184,378
National Fuel Gas Co.	6.50%	4/15/2018	257	289,853
National Fuel Gas Co.	8.75%	5/1/2019	825	1,014,570
NiSource Finance Corp.	4.45%	12/1/2021	660	700,269
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	670	734,518
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,197,882

Total				8,832,211

Electrical: Household 0.10%

Legrand France SA (France)(a)	8.50%	2/15/2025	840	1,005,014

Electronics 0.05%

PerkinElmer, Inc.	5.00%	11/15/2021	475	503,520

Electronics: Semi-Conductors/Components 0.41%

Agilent Technologies, Inc.	4.45%	9/14/2012	541	550,673
KLA-Tencor Corp.	6.90%	5/1/2018	2,859	3,436,778

Total				3,987,451

Energy Equipment & Services 0.46%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,157	1,269,717
Cameron International Corp.	6.375%	7/15/2018	310	367,207
Cameron International Corp.	7.00%	7/15/2038	283	367,531
EQT Corp.	6.50%	4/1/2018	400	454,578
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,900	2,014,000

Total				4,473,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Fertilizers 0.02%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	$175	$212,917

Financial Services 3.06%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	400	428,000
FMR LLC†	6.45%	11/15/2039	1,475	1,637,499
FMR LLC†	7.49%	6/15/2019	400	469,367
General Electric Capital Corp.	2.00%	9/28/2012	8,610	8,702,265
General Electric Capital Corp.	6.75%	3/15/2032	3,237	3,945,249
General Electric Capital Corp.	6.875%	1/10/2039	4,285	5,307,208
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	700	716,125
IPIC GMTN Ltd.†	3.75%	3/1/2017	500	506,250
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	525	524,954
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	1,412	1,439,579
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	920	918,165
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,600	1,763,019
Western Union Co. (The)	3.65%	8/22/2018	398	427,621
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	2,120	2,709,038

Total				29,494,339

Financial: Miscellaneous 0.79%

Compagnie de Financement Foncier (France)†(a)	1.625%	7/23/2012	2,300	2,302,215
Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	2,300	2,302,567
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,153,420
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	811	852,990

Total				7,611,192

Food 1.03%

Grupo Bimbo SAB de CV (Mexico)†(a)	4.50%	1/25/2022	350	361,661
Kellogg Co.	4.25%	3/6/2013	1,171	1,213,128
Kellogg Co.	5.125%	12/3/2012	3,748	3,877,400
Kraft Foods, Inc.	6.00%	2/11/2013	4,234	4,445,433

Total				9,897,622

Health Care Products 0.04%

Gilead Sciences, Inc.	5.65%	12/1/2041	350	390,131

Health Care Services 0.27%

Express Scripts, Inc.	5.25%	6/15/2012	2,580	2,611,197

Insurance 0.66%

American International Group, Inc.	4.875%	9/15/2016	395	415,865
Fidelity National Financial, Inc.	6.60%	5/15/2017	552	589,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance (continued)

Liberty Mutual Group, Inc.†	5.00%	6/1/2021	$1,025	$1,024,770
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	471	496,719
Markel Corp.	7.125%	9/30/2019	1,727	1,973,130
Validus Holdings Ltd.	8.875%	1/26/2040	465	509,697
Willis North America, Inc.	7.00%	9/29/2019	1,180	1,350,982

Total				6,360,997

Investment Management Companies 0.32%

Lazard Group LLC	7.125%	5/15/2015	2,583	2,785,923
Oaktree Capital Management LP†	6.75%	12/2/2019	319	329,579

Total				3,115,502

Leisure 0.07%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	695,639

Lodging 0.08%

Hyatt Hotels Corp.†	6.875%	8/15/2019	665	752,630

Machinery: Agricultural 0.38%

Lorillard Tobacco Co.	8.125%	6/23/2019	1,140	1,429,146
Lorillard Tobacco Co.	8.125%	5/1/2040	1,788	2,199,648

Total				3,628,794

Machinery: Industrial/Specialty 0.09%

Xylem, Inc.†	4.875%	10/1/2021	827	901,084

Machinery: Oil Well Equipment & Services 0.35%

Pride International, Inc.	6.875%	8/15/2020	1,000	1,220,162
Pride International, Inc.	8.50%	6/15/2019	1,652	2,116,822

Total				3,336,984

Manufacturing 0.16%

Hillenbrand, Inc.	5.50%	7/15/2020	1,420	1,512,661

Media 0.65%

DirecTV Holdings LLC/DirecTV Financing Co.,
Inc.	7.625%	5/15/2016	3,747	3,942,706
NBCUniversal Media LLC	6.40%	4/30/2040	1,250	1,589,739
News America, Inc.	6.90%	8/15/2039	581	723,794

Total				6,256,239

Metal Fabricating 0.15%

Xstrata Canada Corp. (Canada)(a)	7.35%	6/5/2012	1,439	1,463,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous 1.56%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	$3,084	$3,998,422
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	1,948	1,946,075
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,167	5,408,821
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,725	2,600,187
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021	1,100	1,130,308

Total				15,083,813

Multi-Sector Companies 0.48%

General Electric Co.	5.00%	2/1/2013	4,482	4,665,354

Natural Gas 0.32%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	866,584
SourceGas LLC†	5.90%	4/1/2017	886	941,957
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,242,964

Total				3,051,505

Oil 1.22%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	2,982	3,695,512
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	357,157
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	500	567,660
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	169	181,771
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	504	636,300
Empresa Nacional del Petroleo (Chile)†(a)	4.75%	12/6/2021	500	519,151
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	429,275
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,269,844
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	595,000
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	634,001
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	600	609,110
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	600	676,500
Valero Energy Corp.	9.375%	3/15/2019	645	858,738
Valero Energy Corp.	10.50%	3/15/2039	505	744,225

Total				11,774,244

Oil: Crude Producers 0.51%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	690,625
Enterprise Products Operating LLC	7.55%	4/15/2038	878	1,182,226
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,761	1,883,619
Southwestern Energy Co.	7.50%	2/1/2018	930	1,145,554

Total				4,902,024

Oil: Integrated Domestic 1.03%

Buckeye Partners LP	6.05%	1/15/2018	1,254	1,407,935
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	1,762	1,805,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated Domestic (continued)

Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	$1,600	$1,607,294
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,066,682
Questar Gas Co.	7.20%	4/1/2038	350	479,913
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,742	1,742,000
Rowan Cos., Inc.	7.875%	8/1/2019	1,548	1,846,742

Total				9,956,174

Oil: Integrated International 0.87%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	4,025	4,305,659
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,150	1,242,136
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	517	614,424
Transocean, Inc.	6.375%	12/15/2021	354	418,556
Weatherford International Ltd.	9.875%	3/1/2039	1,300	1,816,842

Total				8,397,617

Paper & Forest Products 0.72%

Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,462,739
Georgia-Pacific LLC	8.875%	5/15/2031	2,015	2,797,692
International Paper Co.	9.375%	5/15/2019	829	1,094,006
Plum Creek Timberlands LP	4.70%	3/15/2021	1,607	1,612,612

Total				6,967,049

Railroads 0.16%

Canadian Pacific Railway Ltd. (Canada)(a)	4.50%	1/15/2022	1,473	1,526,025

Real Estate Investment Trusts 0.91%

Entertainment Properties Trust	7.75%	7/15/2020	753	807,902
Federal Realty Investment Trust	5.90%	4/1/2020	465	525,354
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,600	1,672,795
HCP, Inc.	6.00%	1/30/2017	2,750	3,068,969
Health Care REIT, Inc.	5.25%	1/15/2022	500	529,490
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,121,406

Total				8,725,916

Restaurants 0.59%

Darden Restaurants, Inc.	5.625%	10/15/2012	2,052	2,109,319
Yum! Brands, Inc.	7.70%	7/1/2012	3,483	3,553,600

Total				5,662,919

Retail 0.42%

Family Dollar Stores, Inc.	5.00%	2/1/2021	938	968,446
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	1,750	1,751,675
QVC, Inc.†	7.50%	10/1/2019	1,203	1,341,345

Total				4,061,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Savings & Loan 0.17%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	$1,505	$1,590,874

Steel 0.83%

Allegheny Ludlum Corp.	6.95%	12/15/2025	165	186,991
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,700	4,776,363
Valmont Industries, Inc.	6.625%	4/20/2020	2,559	2,991,509

Total				7,954,863

Telecommunications 0.77%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	692	757,740
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	5,544	5,978,938
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	200	206,240
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	479	489,777

Total				7,432,695

Tobacco 0.56%

Altria Group, Inc.	8.50%	11/10/2013	619	695,872
Altria Group, Inc.	9.95%	11/10/2038	2,998	4,700,756

Total				5,396,628

Transportation: Miscellaneous 0.64%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,420	1,392,759
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	762	782,065
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	400	388,000
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	3,475	3,590,241

Total				6,153,065

Utilities 0.26%

Commonwealth Edison Co.	6.95%	7/15/2018	407	490,294
Public Service Co. of New Mexico	7.95%	5/15/2018	867	1,042,635
Williams Cos., Inc. (The)	8.75%	3/15/2032	700	936,929

Total				2,469,858

Utilities: Electrical 0.13%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	1,250	1,259,375

Total Corporate Bonds (cost $302,757,892)				313,932,832

FOREIGN GOVERNMENT OBLIGATIONS 1.55%

Bahamas 0.07%

Commonwealth of Bahamas†	6.95%	11/20/2029	588	679,482

Bermuda 0.12%

Bermuda Government†	5.603%	7/20/2020	1,000	1,130,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Brazil 0.08%

Federal Republic of Brazil(a)	5.625%	1/7/2041	$625	$737,500

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019	1,200	1,282,155

Indonesia 0.07%

Republic of Indonesia†(a)	5.25%	1/17/2042	600	642,750

Latvia 0.03%

Republic of Latvia†(a)	5.25%	2/22/2017	300	307,500

Lithuania 0.11%

Republic of Lithuania†(a)	6.125%	3/9/2021	800	836,000
Republic of Lithuania†(a)	6.625%	2/1/2022	225	242,719

Total				1,078,719

Namibia 0.06%

Republic of Namibia†(a)	5.50%	11/3/2021	600	622,500

Panama 0.09%

Republic of Panama(a)	6.70%	1/26/2036	645	843,660

Peru 0.05%

Republic of Peru(a)	6.55%	3/14/2037	411	522,997

Poland 0.24%

Republic of Poland(a)	5.00%	3/23/2022	2,133	2,274,418

Qatar 0.11%

State of Qatar†(a)	3.125%	1/20/2017	1,000	1,026,000

Romania 0.08%

Republic of Romania†(a)	6.75%	2/7/2022	757	779,710

Russia 0.26%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,400	2,502,000

South Africa 0.05%

Republic of South Africa(a)	4.665%	1/17/2024	450	471,375

Total Foreign Government Obligations (cost $14,156,780)				14,901,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.71%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	$6,101	$7,113,986
Federal Home Loan Mortgage Corp. K007 A2	4.224%	3/25/2020	2,235	2,509,649
Federal Home Loan Mortgage Corp. KAIV A2	3.989%	6/25/2046	3,447	3,815,775
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	2,850	3,039,508

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,800,230)				16,478,918

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.73%

Federal Home Loan Mortgage Corp.(b)	3.00%	TBA	11,400	11,781,188
Federal Home Loan Mortgage Corp.	3.225%#	2/1/2037	3,428	3,666,187
Federal Home Loan Mortgage Corp.(b)	3.50%	TBA	52,820	54,297,312
Federal Home Loan Mortgage Corp.	3.537%#	10/1/2038	2,201	2,330,877
Federal Home Loan Mortgage Corp.(b)	4.00%	TBA	74,500	78,003,824
Federal Home Loan Mortgage Corp.(b)	5.00%	TBA	16,800	18,041,629
Federal Home Loan Mortgage Corp.	5.073%#	7/1/2036	1,819	1,942,069
Federal National Mortgage Assoc.(b)	3.50%	TBA	41,140	42,393,484
Federal National Mortgage Assoc.(b)	4.50%	TBA	3,600	3,852,844
Federal National Mortgage Assoc.	4.797%#	3/1/2037	948	1,012,526
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	51,452	56,201,714
Federal National Mortgage Assoc.(b)	5.50%	TBA	15,000	16,303,128
Federal National Mortgage Assoc.	6.00%	10/1/2038	5,621	6,216,467
Federal National Mortgage Assoc.	6.50%	1/1/2036	154	175,902

Total Government Sponsored Enterprises Pass-Throughs (cost $294,509,452)				296,219,151

MUNICIPAL BONDS 0.93%

Education 0.10%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	780	942,950

Other Revenue 0.31%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,045	1,223,392
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,470	1,767,102

Total				2,990,494

Transportation 0.23%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,285	1,450,032
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	778,880

Total				2,228,912

Utilities 0.29%

Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	440	562,936
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,655	1,736,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities (continued)

New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	$395	$458,603

Total				2,758,014

Total Municipal Bonds (cost $7,888,850)				8,920,370

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.97%

Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	2,315	2,581,447
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	129	129,061
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,061	1,061,133
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	1,400	1,576,509
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,485	1,509,307
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%#	6/15/2022	2,730	2,655,057
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.815%#	6/15/2038	1,250	1,415,144
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	2,030	2,053,451
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	2,065	2,295,209
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.329%#	3/10/2044	1,471	1,495,927
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	233	233,575
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.043%#	11/20/2056	1,750	1,759,807
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,662	1,669,340
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	2,423	2,471,789
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	773	786,038
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	1,900	1,983,648
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	1,000	1,137,796
GS Mortgage Securities Corp. II 2011-GC5 AS†	5.209%	8/10/2044	1,900	2,053,030
Holmes Master Issuer plc 2010-1A A2†	1.967%#	10/15/2054	1,700	1,703,646
Holmes Master Issuer plc 2012-1A A2†	2.165%#	10/15/2054	1,100	1,106,224
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,440	1,451,622
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,031	1,042,671
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.801%#	6/15/2049	2,626	2,648,966
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%#	3/18/2051	2,000	2,008,676
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	2,200	2,450,215
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	392	391,678
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	1,250	1,309,021
Merrill Lynch Floating Trust 2008-LAQA A1†	0.795%#	7/9/2021	2,130	2,023,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	$917	$919,616
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.504%#	11/12/2037	4,450	4,415,597
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	424	426,468
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	196	196,530
Merrill Lynch Mortgage Trust 2006-C2 A4	5.742%	8/12/2043	1,620	1,856,399
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.564%#	6/12/2050	1,803	1,794,836
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	92	91,661
Morgan Stanley Capital I 2005-HQ7 A4	5.201%#	11/14/2042	3,230	3,619,079
Morgan Stanley Capital I 2005-HQ7 AAB	5.178%#	11/14/2042	1,027	1,047,870
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	963	966,873
Morgan Stanley Capital I 2007-XLF9 A2†	0.809%#	12/15/2020	2,935	2,804,252
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%	4/15/2034	41	41,124
Permanent Master Issuer plc 2010-1A†	1.717%#	7/15/2042	1,800	1,799,822
Silverstone Master Issuer plc 2011-1A†	2.111%#	1/21/2055	1,350	1,353,542
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	1,650	1,871,875
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,510	1,610,561
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	1,850	2,064,736
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,405	1,408,848
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	788	806,522
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.74%#	6/15/2049	2,475	2,735,449

Total Non-Agency Commercial Mortgage-Backed Securities (cost $75,654,494)				76,834,675

PASS-THROUGH AGENCY 1.74%

Government National Mortgage Assoc.(b) (cost $16,545,205)	3.50%	TBA	16,000	16,775,000

U.S. TREASURY OBLIGATIONS 23.05%

U.S. Treasury Bond	3.125%	11/15/2041	29,595	29,844,723
U.S. Treasury Note	0.50%	10/15/2014	39,011	39,126,824
U.S. Treasury Note	0.625%	12/31/2012	53,524	53,726,802
U.S. Treasury Note	0.875%	2/28/2017	85,302	85,315,307
U.S. Treasury Note	2.00%	2/15/2022	14,069	14,099,783

Total U.S. Treasury Obligations (cost $222,254,957)				222,113,439

Total Long-Term Investments (cost $1,064,690,921)				1,081,069,009

SHORT-TERM INVESTMENTS 14.21%

Commercial Paper 0.51%

Oil 0.20%

BP Capital Markets plc	0.668%	2/11/2013	2,000	1,984,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications 0.31%

Vodafone Group plc	0.444%	2/13/2013	$3,000	$2,965,090

Total Commercial Paper (cost $4,949,475)				4,949,475

Government Sponsored Enterprise Security 2.58%

Federal Home Loan Bank (cost $24,816,711)	0.001%	3/7/2012	24,817	24,816,711

Repurchase Agreements 11.12%

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Federal Income Clearing Corp. collateralized by $1,015,000 of Federal National Mortgage Assoc. at 1.75% due 5/7/2013; value: $1,039,106; proceeds: $1,014,343			1,014	1,014,343
Repurchase Agreement dated 2/29/2012, 0.13% due 3/1/2012 with Bank of America Corp. collateralized by $79,719,000 of U.S. Treasury Bond at 4.625% due 2/15/2040 and $3,646,000 of U.S Treasury Bond at 4.25% due 11/15/2040; value: $108,898,616; proceeds: $106,143,383			106,143	106,143,000

Total Repurchase Agreements (cost $107,157,343)				107,157,343

Total Short-Term Investments (cost $136,923,529)				136,923,529

Total Investments in Securities 126.38% (cost $1,201,614,450)				1,217,992,538

Liabilities in Excess Other Assets (26.38%)				(254,211,396)

Net Assets 100.00%				$963,781,142

#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 29, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.92%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,464,957	$28,593
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	1,271,099	38,044
Lord Abbett Developing Growth Fund, Inc.-Class I*(d)	410,004	9,385
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	1,449,889	19,327
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	910,059	19,093
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	1,940,912	23,039
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,180,788	15,586
Lord Abbett Stock Appreciation Fund-Class I*(h)	3,027,440	19,255
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,147,507	18,980

Total Investments in Underlying Funds (cost $161,990,914)		191,302

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $205,000 of U.S. Treasury Note at 0.125% due 8/31/2013; value: $204,488; proceeds: $198,121 (cost $198,121)	$198	$198

Total Investments in Securities 100.02% (cost $162,189,035)		191,500

Liabilities in Excess of Other Assets (0.02)%		(33)

Net Assets 100.00%		$191,467

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND February 29, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.39%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,138,548	$24,807
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	4,115,468	46,011
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	7,089,209	46,647
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	23,363,787	182,238
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	5,293,807	44,044
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I(g)	2,724,203	47,047
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	20,934,909	96,301

Total Investments in Underlying Funds (cost $466,985,554)		487,095

Other Assets in Excess of Liabilities 0.61%		2,976

Net Assets 100.00%		$490,071

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 98.06%

CORPORATE BONDS 8.84%

Chemicals 0.17%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	$3,000	$3,120,000
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	1,750	1,863,750

Total				4,983,750

Consumer Durables 0.08%

Thermadyne Holdings Corp.	9.00%	12/15/2017	2,250	2,362,500

Consumer Non-Durables 0.07%

Nortek, Inc.	8.50%	4/15/2021	2,000	1,945,000
Prestige Brands, Inc.†	8.125%	2/1/2020	140	154,000

Total				2,099,000

Energy 1.21%

Chaparral Energy, Inc.	8.25%	9/1/2021	5,000	5,575,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,180,000
Global Geophysical Services, Inc.	10.50%	5/1/2017	2,000	1,990,000
James River Coal Co.	7.875%	4/1/2019	5,000	3,400,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	3,000	3,213,750
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,700,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	2,500	2,687,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	3,000	3,195,000
SM Energy Co.	6.625%	2/15/2019	4,500	4,848,750
W&T Offshore, Inc.	8.50%	6/15/2019	3,875	4,189,844

Total				34,979,844

Financial 0.25%

International Lease Finance Corp.	8.75%	3/15/2017	5,100	5,775,750
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	525	402,938
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,000	980,000

Total				7,158,688

Food & Drug 0.01%

Post Holdings, Inc.†	7.375%	2/15/2022	280	298,900

Food/Tobacco 0.18%

Del Monte Corp.	7.625%	2/15/2019	3,000	3,022,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	2,000	2,175,000

Total				5,197,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forest Products 0.49%

AEP Industries, Inc.	8.25%	4/15/2019	$5,000	$5,350,000
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. (Ireland)†(a)	9.125%	10/15/2020	1,500	1,556,250
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	3,000	3,097,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.25%	5/15/2018	4,000	4,040,000

Total				14,043,750

Gaming/Leisure 0.54%

Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	2,575	2,021,375
Chester Downs & Marina LLC†	9.25%	2/1/2020	1,150	1,207,500
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	4,000	4,240,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	4,500	4,848,750
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	3,000	3,341,250

Total				15,658,875

Healthcare 0.59%

Grifols, Inc.	8.25%	2/1/2018	2,370	2,583,300
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,845,250
Select Medical Corp.	7.625%	2/1/2015	3,500	3,508,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,401,187
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	5,500	5,857,500

Total				17,195,987

Housing 0.13%

DuPont Fabros Technology LP	8.50%	12/15/2017	1,500	1,665,000
Realogy Corp.†	7.625%	1/15/2020	2,000	2,075,000

Total				3,740,000

Information Technology 0.69%

Avaya, Inc.†	7.00%	4/1/2019	3,000	3,056,250
Avaya, Inc.	9.75%	11/1/2015	2,000	2,010,000
CDW LLC/CDW Finance Corp.	8.50%	4/1/2019	2,000	2,150,000
CDW LLC/CDW Finance Corp.†	8.50%	4/1/2019	2,000	2,150,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,210,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,122	2,381,945
MMI International Ltd. (Malaysia)†(a)	8.00%	3/1/2017	1,750	1,820,000
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	1,350	1,434,375
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	2,500	2,700,000

Total				19,912,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Manufacturing 0.50%

CommScope, Inc.†	8.25%	1/15/2019	$2,825	$2,987,438
Huntington Ingalls Industries, Inc.	6.875%	3/15/2018	2,500	2,643,750
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,812,500
Park-Ohio Industries, Inc.	8.125%	4/1/2021	2,500	2,562,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,355,750

Total				14,361,938

Media/Telecommunications 1.97%

Allbritton Communications Co.	8.00%	5/15/2018	2,500	2,656,250
Cricket Communications, Inc.	7.75%	10/15/2020	2,000	1,997,500
Cumulus Media, Inc.†	7.75%	5/1/2019	2,500	2,456,250
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	6,000	6,420,000
Gray Television, Inc.	10.50%	6/29/2015	1,825	1,936,781
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,000	3,195,000
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	3,400	3,604,000
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,500	3,618,125
Level 3 Escrow, Inc.†	8.125%	7/1/2019	2,000	2,100,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,687,188
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,097,500
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,165,000
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	3,500	3,176,250
Sable International Finance Ltd.†	8.75%	2/1/2020	1,500	1,601,250
Sprint Capital Corp.	6.90%	5/1/2019	4,000	3,560,000
Univision Communications, Inc.†	8.50%	5/15/2021	2,700	2,693,250
UPCB Finance V Ltd.†	7.25%	11/15/2021	3,250	3,436,875
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	4,750	4,892,500
Windstream Corp.	7.00%	3/15/2019	2,500	2,600,000

Total				56,893,719

Metals/Minerals 0.61%

Antero Resources Finance Corp.†	7.25%	8/1/2019	3,000	3,180,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	5,000	4,350,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	4,000	4,190,000
Penn Virginia Corp.	7.25%	4/15/2019	850	782,000
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019	3,250	3,713,125
Thompson Creek Metals Co., Inc. (Canada)(a)	7.375%	6/1/2018	1,500	1,443,750

Total				17,658,875

Retail 0.36%

Brown Shoe Co., Inc.	7.125%	5/15/2019	3,550	3,496,750
Dave & Buster’s, Inc.	11.00%	6/1/2018	3,000	3,210,000
DineEquity, Inc.	9.50%	10/30/2018	2,000	2,215,000
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,500	1,593,750

Total				10,515,500

Service 0.41%

First Data Corp.†	7.375%	6/15/2019	2,750	2,794,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	$2,000	$2,095,000
Hertz Corp. (The)	6.75%	4/15/2019	5,000	5,262,500
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	725	645,250
Travelport LLC PIK†	6.579%#	12/1/2016	1,552	1,102,195

Total				11,899,632

Transportation 0.53%

BakerCorp†	8.25%	6/1/2019	900	922,500
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	3,500	3,552,500
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,415	1,535,275
Florida East Coast Railway Corp.	8.125%	2/1/2017	2,275	2,309,125
Navistar International Corp.	8.25%	11/1/2021	2,430	2,669,962
Stanadyne Corp.	10.00%	8/15/2014	1,000	920,000
UR Financing Escrow Corp.†(b)	5.75%	7/15/2018	3,200	3,296,000

Total				15,205,362

Utility 0.05%

Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	1,466	1,422,020

Total Corporate Bonds (cost $249,827,590)				255,588,410

FLOATING RATE LOANS(c) 88.30%

Aerospace 3.29%

API Technologies Corp. Term Loan B	7.75%	6/27/2016	10,913	10,312,451
AWAS Finance Luxembourg S.A.R.L. Term Loan B	5.25%	6/10/2016	10,467	10,440,984
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	19,708	19,330,729
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	10,000	9,800,000
DynCorp International LLC Term Loan B	6.25%	7/7/2016	13,686	13,643,380
Sequa Corp. Incremental Term Loan	6.25%	12/3/2014	1,000	1,003,438
SI Organization, Inc. (The) New Term Loan B	4.50%	11/22/2016	7,079	6,901,537
TASC, Inc. New Term Loan B	4.50%	12/18/2015	6,704	6,719,023
United Airlines, Inc. Term Loan B	2.25%	2/3/2014	17,361	16,934,600

Total				95,086,142

Chemicals 3.39%

AZ Chem U.S., Inc. Recap Term Loan	7.25%	12/22/2017	3,000	3,036,249
General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	12,480	12,510,758
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	5,431	5,458,065
INEOS U.S. Finance LLC Senior Term Loan C2	8.001%	12/16/2014	780	810,866
Momentive Performance Materials USA, Inc. Extended Term Loan B	3.75%	5/5/2015	14,811	14,489,712
Momentive Specialty Chemicals, Inc. Extended Term Loan C-1B	4.062%	5/5/2015	4,412	4,329,177
Momentive Specialty Chemicals, Inc. Extended Term Loan C-2B	4.375%	5/5/2015	1,904	1,868,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)

Momentive Specialty Chemicals, Inc. Extended Term Loan C-4B	4.188% - 4.313%	5/5/2015	$1,411	$1,382,791
Momentive Specialty Chemicals, Inc. Term Loan C1	2.875%	5/6/2013	2,060	2,020,917
Momentive Specialty Chemicals, Inc. Term Loan C2	2.875%	5/6/2013	888	871,410
Nexeo Solutions LLC Term Loan B	5.00%	9/8/2017	11,166	10,942,313
Styron S.A.R.L. LLC New Term Loan B	6.00% - 6.75%	8/2/2017	21,007	19,085,292
Taminco Global Chemical Corp. New Term Loan	6.25%	2/15/2019	2,500	2,520,313
Tronox, Inc. Term Loan B	4.25%	2/8/2018	2,357	2,363,036
Univar, Inc. Term Loan B	5.00%	6/30/2017	16,493	16,430,710

Total				98,120,097

Consumer Non-Durables 1.15%

Prestige Brands, Inc. Term Loan	5.25%	1/31/2019	3,000	3,018,438
Revlon Consumer Products Corp. New Term Loan B	4.75%	11/17/2017	11,443	11,463,886
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	2,000	1,965,000
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	13,163	13,006,195
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	3,600	3,640,500

Total				33,094,019

Energy 0.58%

CCS Corp. Incremental Term Loan	6.50%	10/17/2014	4,000	4,016,668
Frac Tech International LLC Term Loan B	6.25%	5/6/2016	12,940	12,888,699

Total				16,905,367

Financial 4.12%

Alliant Holdings I, Inc. Term Loan B	3.579%	8/21/2014	1,832	1,814,212
CNO Financial Group, Inc. New Term Loan B	6.25%	9/30/2016	6,065	6,118,320
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,177,204
Fortress Investment Group LLC Term Loan B	5.75%	9/30/2015	10,543	10,543,304
HUB International Ltd. Add on Term Loan B	6.75%	6/13/2014	1,320	1,324,342
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	22,236	22,376,773
MIP Delaware LLC Term Loan	5.50%	7/12/2018	5,218	5,231,227
Nuveen Investments, Inc. 1st Lien Term Loan	3.303% - 3.579%	11/13/2014	15,889	15,841,035
Nuveen Investments, Inc. Extended Term Loan	5.741% - 5.829%	5/12/2017	13,970	13,983,284
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	3/14/2019	7,440	7,533,000
Ocwen Financial Corp. Incremental Term Loan B	―	9/1/2016	3,000	3,007,500
Ocwen Financial Corp. Term Loan B	7.00%	9/1/2016	7,527	7,498,697
Springleaf Financial Funding Co. Term Loan	5.50%	5/10/2017	13,000	11,851,671
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,444	2,463,300
USI Holdings Corp. Term Loan	2.75%	5/5/2014	2,433	2,392,369

Total				119,156,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food/Tobacco 4.07%

Burger King Corp. New Term Loan B	4.50%	10/19/2016	$14,334	$14,318,508
Dean Foods Co. Extended Term Loan A	3.25%	4/2/2014	2,846	2,817,337
Del Monte Foods Co. Term Loan	4.50%	3/8/2018	29,203	28,816,307
Denny’s Inc. New Term Loan B	5.25%	9/30/2016	3,460	3,466,774
DineEquity, Inc. New Term Loan B	4.25% - 5.25%	10/19/2017	7,028	7,033,313
Dunkin’ Brands, Inc. New Term Loan B2	4.00% - 5.25%	11/23/2017	5,271	5,267,436
Focus Brands, Inc. New Term Loan B	6.25% - 7.25%	3/5/2018	2,000	2,010,000
NPC International, Inc. New Term Loan B	6.75%	12/28/2018	4,000	4,047,500
OSI Restaurant Partners LLC Revolver	2.563% - 2.794%	6/14/2013	140	137,043
OSI Restaurant Partners LLC Term Loan B	2.563%	6/14/2014	406	398,086
Rite Aid Corp. Term Loan B	2.00% - 2.02%	6/4/2014	8,860	8,700,844
Rite Aid Corp. Tranche 5	4.50%	3/2/2018	9,719	9,573,374
Roundy’s Supermarkets, Inc. Term Loan B	6.25%	2/8/2019	2,000	2,006,250
U.S. Foodservice, Inc. New Term Loan B	5.75%	3/31/2017	8,940	8,906,437
U.S. Foodservice, Inc. Term Loan B	2.74% - 2.75%	7/3/2014	2,992	2,896,169
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	7,939	7,965,089
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan	5.50% - 5.75%	2/11/2016	3,277	3,284,769
Wm. Bolthouse Farms, Inc. New 2nd Lien Term Loan	9.50%	8/11/2016	6,000	6,015,000

Total				117,660,236

Forest Products 1.46%

BWAY Corp. Canadian Term Loan C	4.50%	2/23/2018	365	365,237
BWAY Corp. Replacement Term Loan B	4.50%	2/23/2018	3,957	3,962,101
Reynolds Group Holdings, Inc. Tranche B Term Loan	6.50%	2/9/2018	20,618	20,865,324
Reynolds Group Holdings, Inc. Tranche C Term Loan	6.50%	8/9/2018	16,776	16,976,535

Total				42,169,197

Forest Products/Containers 0.23%

Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	4,765	4,770,583
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	2,005,000

Total				6,775,583

Gaming/Leisure 4.27%

24 Hour Fitness Worldwide, Inc. New Term Loan	7.50%	4/22/2016	10,244	10,091,621
Boyd Gaming Corp. Incremental Term Loan	6.00%	12/17/2015	6,000	6,040,500
Caesar’s Entertainment Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,920	4,056,220
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.244%	1/28/2015	2,000	1,880,358
Caesar’s Entertainment Operating Co., Inc. Term Loan B2	3.244%	1/28/2015	23,229	21,810,806
Caesar’s Entertainment Operating Co., Inc. Term Loan B3	3.244% - 3.579%	1/28/2015	13,848	13,023,724
CCM Merger, Inc. New Term Loan B	7.00%	3/1/2017	8,640	8,664,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming/Leisure (continued)

Harrah’s Prop Co. Senior Note	3.25%	2/13/2013	$5,000	$3,890,000
Isle of Capri Casinos, Inc. New Term Loan B	4.75%	11/1/2013	9,895	9,925,880
Las Vegas Sands LLC Delayed Draw Term Loan	1.75%	5/23/2014	186	183,102
Las Vegas Sands LLC Extended Delayed Draw Term Loan	2.75%	11/23/2016	1,672	1,624,344
Las Vegas Sands LLC Extended Term Loan B	2.75%	11/23/2016	8,023	7,803,372
Las Vegas Sands LLC Term Loan B	1.75%	5/23/2014	2,726	2,685,254
MGM Mirage Class C Term Loan	7.00%	2/21/2014	9,976	9,611,620
MGM Mirage Class E Term Loan	7.00%	2/21/2014	12,742	12,178,010
Town Sports International, Inc. New Term Loan	7.00%	5/11/2018	9,725	9,822,250

Total				123,291,182

Healthcare 11.20%

Alliance Healthcare Services, Inc. Term Loan B	7.25%	6/1/2016	6,456	5,810,429
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,285	21,218,484
Aveta Holdings LLC Term Loan MMM	8.50%	4/14/2015	3,524	3,526,529
Aveta Holdings LLC Term Loan Namm	8.50%	4/14/2015	3,524	3,526,529
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.494% - 3.829%	4/24/2015	10,041	10,016,319
Bausch & Lomb, Inc. Term Loan	3.494%	4/24/2015	2,445	2,438,912
Biomet, Inc. Term Loan B	3.244% - 3.574%	3/25/2015	10,174	10,094,511
CareStream Health, Inc. Term Loan B	5.00%	2/25/2017	6,942	6,605,278
Community Health Systems, Inc. Extended Term Loan B	3.989% - 5.75%	1/25/2017	7,885	7,807,585
Community Health Systems, Inc. Non Extended Delayed Draw	3.25%	7/25/2014	1,007	995,507
Community Health Systems, Inc. Non Extended Term Loan	2.494% - 4.50%	7/25/2014	20,307	20,073,390
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	9,405	9,399,065
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	6,205	6,238,701
Drumm Investors LLC Term Loan	5.00%	5/4/2018	28,090	26,580,179
Emergency Medical Services Corp. Term Loan	5.25%	5/25/2018	12,171	12,176,733
Grifols, Inc. New Term Loan B	4.50%	6/1/2017	13,035	13,065,783
HCA, Inc. Extended Term Loan B2	3.829%	3/31/2017	5,057	4,997,549
HCA, Inc. Extended Term Loan B3	3.494%	5/1/2018	49,764	49,079,289
Iasis Healthcare LLC Term Loan	5.00%	5/3/2018	9,364	9,319,253
IMS Health, Inc. New Term Loan B	4.50%	8/25/2017	4,813	4,831,038
Kindred Healthcare, Inc. Term Loan	5.25%	6/1/2018	11,856	11,470,196
MultiPlan, Inc. New Term Loan B	4.75%	8/26/2017	15,230	14,931,387
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	8,436	8,341,342
Pharmaceutical Product Development, Inc. Term Loan B	6.25%	12/5/2018	5,000	5,059,395
RadNet Management, Inc. Term Loan	5.75% - 6.00%	4/6/2016	3,930	3,866,138
Select Medical Corp. New Term Loan B	5.50% - 6.00%	5/25/2018	17,910	17,536,881
Surgical Care Affiliates, Inc. Class B Term Loan	4.579%	12/29/2017	4,454	4,053,360
Surgical Care Affiliates, Inc. Incremental Term Loan B	5.50%	6/29/2018	8,955	8,440,088
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	11,735	11,747,348
VWR Funding, Inc. Term Loan	2.744%	6/30/2014	7,525	7,459,552
Warner Chilcott Co. LLC New Term Loan B2	4.25%	3/15/2018	1,010	1,010,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Healthcare (continued)

Warner Chilcott Corp. New Term Loan B1	4.25%	3/15/2018	$2,021	$2,021,692

Total				323,739,288

Housing 2.59%

Atrium Cos., Inc. Exit Term Loan B	11.00%	4/29/2016	10,838	10,458,412
Capital Automotive LP Incremental Term Loan	5.25%	3/10/2017	3,000	2,970,000
Capital Automotive LP New Term Loan B	5.00%	3/10/2017	17,108	17,000,934
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	7,261	7,279,170
Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	16,171	16,306,779
Goodman Global, Inc. 2nd Lien Term Loan	9.00%	10/30/2017	1,273	1,293,144
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	9,081	9,047,320
Realogy Corp. Extended Letter of Credit	4.545%	10/10/2016	729	678,656
Realogy Corp. Extended Term Loan	4.77%	10/10/2016	9,271	8,629,673
Realogy Corp. Letter of Credit	3.247%	10/10/2013	1,101	1,097,619

Total				74,761,707

Information Technology 7.42%

Aeroflex, Inc. Term Loan B	4.25%	5/9/2018	6,675	6,524,736
Aspect Software, Inc. New Term Loan B	6.25%	5/6/2016	5,455	5,475,322
Avaya, Inc. Non Extended Term Loan B1	2.41%	10/24/2014	36,064	35,404,322
AVG Technologies NV Term Loan	7.50%	3/15/2016	4,670	4,535,738
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	528,051
BNY ConvergEx Group LLC Eze Term Loan	5.00%	12/19/2016	4,088	4,036,794
BNY ConvergEx Group LLC Top Borrower 2nd Lien	8.75%	12/18/2017	1,268	1,258,449
BNY ConvergEx Group LLC Top Borrower Term Loan	5.00%	12/19/2016	9,284	9,168,177
CDW LLC Term Loan	3.751%	10/10/2014	4,052	4,051,797
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	17,910	17,641,350
Freescale Semiconductor, Inc. Extended Term Loan B	4.518%	12/1/2016	30,322	29,518,228
Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	5,500	5,536,987
ILC Industries LLC Term Loan B	7.25%	12/23/2016	4,097	4,032,132
NDS Finance Ltd. New Term Loan B	4.00%	3/12/2018	17,369	17,307,959
Rocket Software, Inc. Term Loan B	7.00%	2/8/2018	1,000	1,002,500
Scitor Corp. Term Loan B	5.00%	2/15/2017	8,869	8,632,313
Serena Software, Inc. Extended Term Loan	4.538%	3/10/2016	14,579	14,360,729
Sophia LP Term Loan B	6.25%	7/19/2018	5,000	5,068,750
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	10,576	10,414,507
SunGard Data Systems, Inc. Incremental Term Loan	3.744%	2/28/2014	4,079	4,087,324
SunGard Data Systems, Inc. Tranche A	1.994% - 2.007%	2/28/2014	13,246	13,203,711
SunGard Data Systems, Inc. Tranche B	3.986% - 4.148%	2/26/2016	8,106	8,105,841
Verint Systems, Inc. Term Loan	4.50%	10/27/2017	4,466	4,460,667

Total				214,356,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Manufacturing 2.55%

Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.75% - 3.875%	2/7/2014	$3,700	$3,422,939
CommScope, Inc. New Term Loan B	5.00%	1/14/2018	17,654	17,718,861
Edwards (Cayman Islands II) Ltd. Extended 1st Lien Term Loan	5.50%	5/31/2016	1,043	1,027,764
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	5,945	5,863,219
Husky Injection Molding Systems Ltd. Senior Debt B	6.50%	6/29/2018	12,942	13,098,865
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017	3,312	3,313,776
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	2,736	2,730,526
Rexnord Corp. Term Loan B	2.75% - 3.063%	7/19/2013	4,456	4,439,756
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	4,218	4,231,307
Tomkins LLC New Term Loan B	4.25%	9/29/2016	4,092	4,099,104
Veyance Technologies, Inc. Delayed Draw Term Loan	2.75%	7/31/2014	2,321	2,205,425
Veyance Technologies, Inc. Initial Term Loan	2.75%	7/31/2014	12,313	11,700,334

Total				73,851,876

Media/Telecommunications 14.68%

Affinion Group, Inc. Tranche B Term Loan	5.00%	10/10/2016	23,612	22,254,703
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	15,840	14,652,000
Alpha D2 Ltd. 2nd Lien Term Loan	3.744%	6/30/2014	3,805	3,637,173
Atlantic Broadband Finance LLC Tranche B Term Loan	4.00%	3/8/2016	4,902	4,892,953
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	4,820	4,817,239
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	7,935	7,983,484
CCO Holdings LLC 3rd Lien Term Loan	2.744%	9/5/2014	16,147	15,980,546
Cengage Learning Acquisitions, Inc. Term Loan	2.49%	7/3/2014	7,483	6,958,960
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental	7.50%	7/3/2014	6,862	6,758,964
Cequel Communications LLC Term Loan B	4.00%	2/14/2019	5,000	4,960,695
Charter Communications Operating LLC Extended Term Loan C	3.83%	9/6/2016	14,784	14,709,550
Charter Communications Operating LLC Incremental B-2 Term Loan	7.25%	3/6/2014	150	150,293
Clear Channel Communication Delayed Draw Term Loan 2	3.894%	1/29/2016	3,855	3,103,520
Clear Channel Communication Term Loan A	3.644%	7/29/2014	20,348	19,208,748
Clear Channel Communication Term Loan B	3.894%	1/28/2016	32,770	27,041,188
Consolidated Communications, Inc. Non Extended Delayed Draw	2.75%	12/31/2014	465	455,438
Consolidated Communications, Inc. Non Extended Term Loan B	2.75%	12/31/2014	710	694,594
Cumulus Media Holdings, Inc. 2nd Lien Term Loan	7.50%	9/16/2019	5,500	5,512,606
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	9,955	9,818,106
Entercom Radio LLC Term Loan B	6.25% - 7.25%	11/23/2018	4,428	4,458,443
FoxCo Acquisition Sub LLC Term Loan B	4.75%	7/14/2015	11,237	11,223,212
Global Tel*Link Corp. Term Loan B	7.00%	12/14/2017	7,000	7,017,500
Gray Television, Inc. Term Loan B	3.77%	12/31/2014	8,581	8,507,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)

IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	$15,997	$16,006,399
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	6,920	6,069,359
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	5.25%	4/2/2018	31,206	31,316,946
Knology, Inc. New Term Loan B	4.00%	8/18/2017	7,103	7,060,917
Level 3 Financing, Inc. Term Loan B2	5.75%	9/3/2018	5,000	5,052,085
Level 3 Financing, Inc. Term Loan B3	5.75%	8/31/2018	6,000	6,062,502
Level 3 Financing, Inc. Tranche A Term Loan	2.504% - 2.827%	3/13/2014	12,000	11,853,756
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	4,745	4,755,317
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,618	12,562,696
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,184	14,112,995
MetroPCS Wireless, Inc. New Term Loan B3	4.00% - 4.063%	3/16/2018	17,557	17,494,923
NextMedia Operating, Inc. New Term Loan B	8.25%	5/27/2016	2,044	1,997,969
Nielsen Finance LLC Class C Term Loan	3.507%	5/2/2016	5,130	5,143,594
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	8,200	8,245,352
TowerCo Finance LLC Term Loan B	5.25%	2/2/2017	4,168	4,184,132
Tribune Co. Term Loan B(d)(e)	Zero Coupon	6/4/2014	27,000	17,676,576
U.S. TelePacific Corp. New Term Loan B	5.75%	2/23/2017	5,964	5,698,206
Univision Communications, Inc. Extended Term Loan	4.494%	3/31/2017	28,129	26,234,093
Univision Communications, Inc. Initial Term Loan	2.244%	9/29/2014	7,529	7,429,347
WideOpenWest Finance LLC New Add-on Term Loan	6.763% - 8.750%	6/27/2014	7,633	7,604,015
WideOpenWest Finance LLC Term Loan B	2.746% - 4.750%	6/27/2014	3,161	3,049,921

Total				424,408,797

Metals/Minerals 2.00%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	11,910	11,195,400
Fairmount Minerals Ltd. New Term Loan B	5.25%	3/15/2017	11,180	11,238,326
Global Brass & Copper, Inc. Term Loan	10.25% - 10.50%	8/18/2015	4,441	4,485,482
JMC Steel Group, Inc. Add-on Term Loan	4.75%	4/3/2017	8,033	8,045,357
Noranda Aluminum Acquisition Corp New Term Loan B	5.75% - 6.75%	2/24/2019	5,950	5,972,312
Novelis, Inc. Incremental Term Loan B2	4.00%	3/10/2017	1,496	1,493,756
Novelis, Inc. Term Loan	4.00%	3/10/2017	5,320	5,311,533
Oxbow Carbon and Mineral Holdings LLC Extended Term Loan B	3.744% - 4.079%	5/8/2016	5,206	5,179,658
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016	5,000	4,881,250

Total				57,803,074

Retail 5.09%

BJ’s Wholesale Club, Inc. Term Loan B	7.00%	9/28/2018	5,985	6,058,101
Burlington Coat Factory Warehouse Corp. Term Loan B	6.25%	2/23/2017	15,284	15,324,615
Gymboree Corp. (The) New Term Loan	5.00%	2/23/2018	7,405	7,012,475
J Crew Group, Inc. New Term Loan B	4.75%	3/7/2018	18,840	18,520,597
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	21,835	21,636,673
Leslie’s Poolmart, Inc. Term Loan B	4.50%	11/21/2016	6,108	6,077,573
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	6,000	6,019,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail (continued)

Michaels Stores, Inc. Term Loan B2	5.125%	7/29/2016	$12,929	$12,887,000
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	18,000	17,884,638
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	16,660	16,627,413
Toys “R” Us-Delaware, Inc. Incremental Term Loan B2	5.25%	5/25/2018	4,963	4,939,757
Toys “R” Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	14,046	14,101,258

Total				147,089,600

Service 13.32%

Acosta, Inc. Term Loan	4.75%	3/1/2018	21,120	21,014,711
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	9,754	9,680,893
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	17,796	17,788,087
Alliance Laundary Systems LLC Term Loan B	6.25%	9/30/2016	3,229	3,241,452
Altegrity, Inc. Term Loan	2.996%	2/21/2015	2,590	2,447,607
Altegrity, Inc. Tranche D Term Loan	7.75%	2/20/2015	6,748	6,775,623
Asurion LLC New 1st Lien Term Loan	5.50%	5/24/2018	15,052	15,031,621
Asurion LLC New 2nd Lien Term Loan	9.00%	5/24/2019	9,000	9,191,250
Avis Budget Car Rental LLC Extended Term Loan	5.75%	4/19/2014	6,609	6,641,900
Avis Budget Car Rental LLC Incremental Term Loan	6.25%	9/21/2018	3,990	4,043,199
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	11,385	11,427,694
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	9,500	9,452,500
Brock Holdings III, Inc. New Term Loan B	6.00%	3/16/2017	6,241	6,240,739
Ceridian Corp. Term Loan	3.244%	11/10/2014	9,795	9,315,218
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,317	9,301,076
Fidelity National Information Solutions, Inc. New Term Loan B	4.25%	7/18/2016	4,000	4,029,132
Fifth Third Processing Solutions LLC Term Loan B1	4.50%	11/3/2016	7,860	7,884,996
First Data Corp. Extended Term Loan B	4.245%	3/23/2018	5,000	4,498,960
First Data Corp. Term Loan B1	2.995%	9/24/2014	18,620	17,846,940
First Data Corp. Term Loan B2	2.995%	9/24/2014	12,950	12,418,482
First Data Corp. Term Loan B3	2.995%	9/24/2014	15,316	14,671,853
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	3,500	3,351,250
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	6,870	6,863,017
InfoGroup, Inc. New Term Loan	5.75%	5/25/2018	11,935	11,040,042
Interactive Data Corp. New Term Loan B	4.50%	2/12/2018	13,840	13,837,222
KAR Auction Services, Inc. Term Loan B	5.00%	5/19/2017	9,452	9,458,408
Language Line LLC New Term Loan B	6.25%	6/20/2016	15,263	15,339,554
Lonestar Intermediate Super Holdings, LLC Term Loan(b)	11.00%	8/16/2019	2,400	2,440,999
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/23/2016	9,857	9,425,893
Orbitz Worldwide, Inc. Term Loan	3.244% - 3.551%	7/25/2014	5,341	5,024,783
Property Data (U.S.) I, Inc. Term Loan	7.00%	1/4/2017	8,910	7,915,047
Sabre, Inc. Term Loan B	2.244% - 2.551%	9/29/2017	19,476	17,793,145
Sea World Parks & Entertainment, Inc. Term Loan A	2.994%	2/17/2016	4,769	4,757,380
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.00%	6/1/2018	4,000	3,953,332
Securus Technologies Holdings, Inc. New Term Loan	5.25%	5/31/2017	3,483	3,450,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)

Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	$18,392	$18,369,298
ServiceMaster Co. Delayed Draw Term Loan	2.75%	7/24/2014	1,596	1,579,937
ServiceMaster Co. Term Loan	2.77% - 3.03%	7/24/2014	16,031	15,865,196
Ship US Bidco, Inc. New Term Loan B2A	5.25%	11/30/2017	8,200	8,176,942
SRA International, Inc. Term Loan B	6.50% - 7.50%	7/20/2018	10,711	10,584,230
Trans Union LLC New Term Loan B	4.75%	2/12/2018	1,938	1,944,829
Travelport LLC Delayed Draw Term Loan	3.081%	8/23/2013	911	816,924
Travelport LLC Extended Delayed Draw Term Loan	5.081%	8/21/2015	3,645	3,110,967
Travelport LLC Extended Tranche A Term Loan	6.537%	9/28/2012	715	357,276
Travelport LLC Extended Tranche B Term Loan	14.037%	12/1/2016	2,220	388,520
WC Luxco S.A.R.L New Term Loan B3	4.25%	3/15/2018	1,389	1,389,913
Web.com Group, Inc. Term Loan B	7.00%	10/27/2017	4,983	4,877,438

Total				385,056,051

Transportation 4.21%

Allison Transmission, Inc. Term Loan B	2.75%	8/7/2014	14,254	14,143,258
Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	4,988	5,015,555
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	5,135	5,032,365
BakerCorp International, Inc. Term Loan B	5.00%	6/1/2018	4,478	4,484,498
Chrysler Group LLC Term Loan B	6.00%	5/24/2017	26,368	26,515,817
Federal-Mogul Corp. Term Loan B	2.188% - 2.198%	12/29/2014	9,198	8,829,927
Federal-Mogul Corp. Term Loan C	2.188% - 2.198%	12/28/2015	8,666	8,319,563
FleetPride Corp. New Term Loan	6.75%	12/6/2017	4,000	4,015,000
HHI Holdings LLC New Term Loan B	7.00% - 7.75%	3/21/2017	10,431	10,457,303
Ozburn-Hessey Holding Co. LLC Term Loan B	8.25%	4/8/2016	12,519	11,063,546
Remy International, Inc. Term Loan B	6.25%	12/16/2016	7,128	7,145,820
Schaeffler AG Term Loan C2	6.25%	2/28/2017	3,000	3,015,375
Swift Transportation Co., Inc. Term Loan B	6.00%	12/16/2016	9,806	9,833,196
UCI International, Inc. New Term Loan B	5.50%	7/26/2017	3,940	3,959,763

Total				121,830,986

Utility 2.68%

Calpine Corp. New Term Loan	4.50%	4/2/2018	17,825	17,719,933
Dynegy Midwest Generation LCC CoalCo Term Loan(d)	9.25%	8/4/2016	8,603	8,561,960
Dynegy Power LLC GasCo Term Loan(d)	9.25%	8/4/2016	6,858	7,075,548
GenOn Energy, Inc. Term Loan B	6.00%	12/1/2017	7,554	7,475,054
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.757%	10/10/2017	65,281	36,584,321

Total				77,416,816

Total Floating Rate Loans (cost $2,584,719,056)				2,552,572,640

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.92%

Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.549%#	6/15/2022	1,774	1,619,678
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	4,000	4,017,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 AMS	5.337%		5/15/2047	$5,680	$5,509,339
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.816	%#	6/15/2049	7,000	6,451,392
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641	%#	3/18/2051	5,000	5,021,690
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%		2/15/2040	5,000	4,113,690

Total Non-Agency Commercial Mortgage-Backed Securities (cost $24,961,456)					26,733,565

Total Long-Term Investments (cost $2,859,508,102)					2,834,894,615

SHORT-TERM INVESTMENT 2.13%

Repurchase Agreement

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $48,000,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 3/26/2012, $1,520,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 5/7/2012, $10,485,000 of U.S. Treasury Note at 1.750% due 3/31/2014 and $2,350,000 of U.S. Treasury Note at 0.250% due 2/28/2014; value: $62,745,250; proceeds: $61,512,017 (cost $61,512,000)				61,512	61,512,000

Total Investments in Securities 100.19% (cost $2,921,020,102)					2,896,406,615

Liabilities in Excess of Cash and Other Assets (0.19%)					(5,490,977)

Net Assets 100.00%					$2,890,915,638

PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a marginabove the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2012.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND February 29, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	5,436,305	$63,061
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	3,813,977	114,152
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,572,953	34,298
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	22,167,927	172,910
Lord Abbett Securities Trust-International Core Equity Fund-Class I(e)	1,277,202	15,160
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	14,282,272	118,829
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I(g)	6,996,376	120,827
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	2,632,213	12,108
Lord Abbett Stock Appreciation Fund-Class I*(i)	2,785,556	17,716
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(j)	2,275,501	37,637

Total Investments in Underlying Funds (cost $666,580,696)		706,698

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $355,000 of Federal National Mortgage Assoc. at 0.50% due 9/6/2013; value: $355,888; proceeds: $346,738 (cost $346,738)	$347	$347

Total Investments in Securities 100.03% (cost $666,927,434)		707,045

Liabilities in Excess of Other Assets (0.03)%		(190)

Net Assets 100.00%		$706,855

*	Non-income producing security.
(a)	Affiliated issuer (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Fund investment objective is long-term capital growth.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments			Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.87%

COMMON STOCKS 1.62%

Aerospace/Defense 0.17%

BE Aerospace, Inc.*			80	$3,667,200

Agency/Government Related 0.00%

Fannie Mae*			55	17,291

Auto Parts & Equipment 0.24%

Cooper-Standard Holdings, Inc.*			113	5,167,005

Banking 0.12%

Huntington Bancshares, Inc.			450	2,630,250

Chemicals 0.50%

Chemtura Corp.*			275	4,268,000
Rockwood Holdings, Inc.*			75	3,993,750
TPC Group, Inc.*			80	2,795,285

Total				11,057,035

Energy: Exploration & Production 0.11%

Kodiak Oil & Gas Corp.*			250	2,422,500

Metals/Mining (Excluding Steel) 0.09%

Walter Energy, Inc.			30	1,944,900

Restaurants 0.16%

Dunkin’ Brands Group, Inc.*			121	3,519,648

Software/Services 0.23%

VMware, Inc. Class A*			50	4,944,500

Total Common Stocks (cost $33,563,154)				35,370,329

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.55%

Media: Services 0.20%

Nielsen Holdings NV(a)	6.25%	2/1/2013	$7,500	4,312,500

Pharmaceuticals 0.12%

Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	2,205	2,491,650

Software/Services 0.23%

Salesforce.com, Inc.	0.75%	1/15/2015	2,900	5,096,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate		Shares (000)	Fair Value

Total Convertible Bonds (cost $10,671,559)				$11,900,900

CONVERTIBLE PREFERRED STOCKS 0.60%

Auto Parts & Equipment 0.03%

Cooper-Standard Holdings, Inc. PIK*	7.00%		3	665,400

Automakers 0.21%

General Motors Co.	4.75%		110	4,695,900

Electric: Integrated 0.36%

NextEra Energy, Inc.	8.375%		75	3,762,750
PPL Corp.	9.50%		75	4,121,250

Total				7,884,000

Total Convertible Preferred Stocks (cost $13,212,822)				13,245,300

		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(b) 4.07%

Aerospace/Defense 0.13%

ILC Industries LLC Term Loan B	7.25%	12/23/2016	$2,968	2,921,336

Auto Parts & Equipment 0.18%

Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	3,913	3,834,250

Chemicals 0.19%

Potters Holdings II L.P. 2nd Lien Term Loan	10.25%	11/13/2017	4,000	4,039,968

Electric: Integrated 0.25%

Star West Generation LLC Term Loan B	6.00%	5/17/2018	5,500	5,458,750

Gaming 0.09%

MGM Mirage Class E Term Loan	7.00%	2/21/2014	2,000	1,925,000

Investments & Miscellaneous Financial Services 0.25%

Nuveen Investments, Inc. New 2nd Lien Term Loan	7.25%	3/14/2019	5,480	5,548,500

Leisure 0.12%

Alpha D2 Ltd. 2nd Lien Term Loan	3.744%	6/30/2014	2,765	2,643,044

Media: Broadcast 0.29%

Clear Channel Communication Term Loan A	3.644%	7/29/2014	5,399	5,096,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Broadcast (continued)

Cumulus Media Holdings, Inc. 2nd Lien Term Loan	7.50%	9/16/2019		$1,250	$1,252,865

Total					6,349,412

Metals/Mining (Excluding Steel) 0.43%

Noranda Aluminum Acquisition Corp New Term Loan B	6.75%	2/24/2019		4,950	4,968,562
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016		4,500	4,393,125

Total					9,361,687

Pharmaceuticals 0.16%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017		3,491	3,480,274

Printing & Publishing 0.21%

Tribune Co. Term Loan B(c)	Zero Coupon	6/4/2014		7,000	4,582,816

Software/Services 0.82%

AVG Technologies N.V. Term Loan	7.50%	3/15/2016		5,500	5,341,875
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019		3,600	3,303,000
Blackboard, Inc.Term Loan B	7.50%	10/4/2018		6,800	6,742,628
SRA International, Inc. Term Loan B	6.50% - 7.500%	7/20/2018		2,561	2,531,012

Total					17,918,515

Specialty Retail 0.37%

Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018		4,250	4,175,625
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018		3,925	3,969,156

Total					8,144,781

Support: Services 0.17%

Asurion Corp. Term Loan B	1.00%	8/16/2019		3,600	3,661,499

Telecommunications Equipment 0.14%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		3,100	3,120,847

Telecommunications: Integrated/Services 0.27%

Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.00%	6/1/2018		6,000	5,929,998

Total Floating Rate Loans (cost $88,149,364)					88,920,677

FOREIGN BONDS(d) 3.98%

Argentina 0.30%

Arcos Dorados Holdings, Inc.†	10.25%	7/13/2016	BRL	10,750	6,588,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Brazil 0.14%

Oi SA (Brazil)†	9.75%	9/15/2016	BRL	$ 5,250	$3,057,214

Canada 0.30%

Videotron Ltee†	6.875%	7/15/2021	CAD	6,250	6,632,473

Germany 0.40%

Musketeer GmbH†	9.50%	3/15/2021	EUR	6,000	8,713,238

Ireland 0.14%

Ardagh Glass Finance plc†	8.75%	2/1/2020	EUR	2,300	3,025,985

Luxembourg 0.72%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,250	7,063,806
Zinc Capital SA†	8.875%	5/15/2018	EUR	6,800	8,606,654

Total					15,670,460

Netherlands 0.12%

Polish Television Holding BV (13.00% after 11/15/2014)†~	11.25%	5/15/2017	EUR	2,000	2,597,984

South Africa 0.48%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	8,000	10,445,228

Sweden 0.58%

Verisure Holding AB†	8.75%	9/1/2018	EUR	5,000	6,761,420
Verisure Holding AB†	8.75%	12/1/2018	EUR	5,000	5,978,694

Total					12,740,114

United Kingdom 0.80%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	5,150	6,718,371
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	8,061	10,900,761

Total					17,619,132

Total Foreign Bonds (cost $86,639,748)					87,090,487

FOREIGN GOVERNMENT OBLIGATIONS 0.69%

Argentina

City of Buenos Aires†(a)	12.50%	4/6/2015		$4,500	4,916,250
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		4,480	4,356,800
Provincia de Neuquen†(a)	7.875%	4/26/2021		5,650	5,904,250

Total Foreign Government Obligations (cost $14,980,613)					15,177,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

HIGH YIELD CORPORATE BONDS 83.88%

Airlines 0.37%

United Airlines, Inc.†	12.00%	1/15/2016		$7,592	$8,198,888

Apparel/Textiles 0.57%

Liz Claiborne, Inc.†	10.50%	4/15/2019		2,995	3,316,963
Perry Ellis International, Inc.	7.875%	4/1/2019		5,010	5,047,575
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%	1/19/2016		4,825	4,125,375

Total					12,489,913

Auto Loans 1.15%

Ford Motor Credit Co. LLC	5.00%	5/15/2018		4,000	4,226,196
Ford Motor Credit Co. LLC	12.00%	5/15/2015		16,575	20,966,430

Total					25,192,626

Auto Parts & Equipment 2.84%

Accuride Corp.	9.50%	8/1/2018		4,970	5,293,050
Allison Transmission, Inc.†	7.125%	5/15/2019		1,500	1,552,500
American Axle & Manufacturing, Inc.	7.75%	11/15/2019		3,950	4,231,437
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019		5,975	6,064,625
Dana Holding Corp.	6.50%	2/15/2019		2,075	2,251,375
Dana Holding Corp.	6.75%	2/15/2021		2,975	3,235,312
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018		3,115	2,787,925
Meritor, Inc.	8.125%	9/15/2015		1,300	1,339,000
Schaeffler Finance BV (Germany)†(a)	7.75%	2/15/2017		2,300	2,458,125
Schaeffler Finance BV (Germany)†(a)	8.50%	2/15/2019		1,950	2,120,625
Stanadyne Holdings, Inc.	12.00%	2/15/2015		5,000	4,493,750
Stoneridge, Inc.†	9.50%	10/15/2017		5,820	6,154,650
Tenneco, Inc.	7.75%	8/15/2018		2,225	2,430,813
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		5,540	6,149,400
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017		3,265	3,607,825
TRW Automotive, Inc.†	8.875%	12/1/2017		4,100	4,581,750
Visteon Corp.	6.75%	4/15/2019		3,295	3,344,425

Total					62,096,587

Automakers 1.01%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		6,825	6,927,375
Ford Motor Co.	7.45%	7/16/2031		4,750	6,121,563
General Motors Corp.(e)	—	—	(f)	8,500	138,125
Navistar International Corp.	8.25%	11/1/2021		5,616	6,170,580
Oshkosh Corp.	8.50%	3/1/2020		2,400	2,634,000

Total					21,991,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banking 3.20%

Ally Financial, Inc.	5.50%	2/15/2017	$9,480	$9,611,886
Ally Financial, Inc.	8.00%	3/15/2020	8,915	10,118,525
Ally Financial, Inc.	8.30%	2/12/2015	2,700	2,990,250
Banco Bradesco SA†	5.75%	3/1/2022	6,500	6,571,500
CIT Group, Inc.†	4.75%	2/15/2015	7,700	7,834,750
Fifth Third Capital Trust IV	6.50%	4/15/2037	3,170	3,162,075
First Niagara Financial Group, Inc.	7.25%	12/15/2021	12,000	12,684,708
HBOS PLC (United Kingdom)†(a)	6.75%	5/21/2018	4,540	4,084,002
Regions Bank	7.50%	5/15/2018	3,600	3,960,000
Royal Bank of Scotland Group PLC (United Kingdom)(a)	5.00%	10/1/2014	3,035	2,979,311
Synovus Financial Corp.	7.875%	2/15/2019	4,520	4,655,600
Washington Mutual Bank(d)	6.875%	6/15/2011	10,000	32,500
Webster Capital Trust IV(g)	7.65%	6/15/2037	1,250	1,254,320

Total				69,939,427

Beverages 0.23%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	2,375	1,626,875
Central American Bottling Corp.†	6.75%	2/9/2022	3,250	3,388,125

Total				5,015,000

Brokerage 0.88%

E*Trade Financial Corp.	6.75%	6/1/2016	7,590	7,760,775
Oppenheimer Holdings, Inc.	8.75%	4/15/2018	5,990	6,139,750
Penson Worldwide, Inc.†(d)	12.50%	5/15/2017	4,500	2,452,500
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,000	2,994,015

Total				19,347,040

Building & Construction 0.66%

Beazer Homes USA, Inc.	6.875%	7/15/2015	3,585	3,374,381
KB Home	5.875%	1/15/2015	1,750	1,750,000
KB Home	6.25%	6/15/2015	1,225	1,231,125
Lennar Corp.	12.25%	6/1/2017	2,175	2,811,188
Shea Homes LP/Shea Homes Funding Corp.†	8.625%	5/15/2019	5,200	5,265,000

Total				14,431,694

Building Materials 0.68%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	4,600	3,910,000
Nortek, Inc.	8.50%	4/15/2021	3,215	3,126,587
Ply Gem Industries, Inc.	8.25%	2/15/2018	575	559,188
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	8.625%	12/1/2017	2,700	2,909,250
Vulcan Materials Co.	7.00%	6/15/2018	3,975	4,293,000

Total				14,798,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 3.63%

Celanese US Holdings LLC	6.625%	10/15/2018	$2,810	$3,091,000
CF Industries, Inc.	7.125%	5/1/2020	4,052	4,973,830
Chemtura Corp.	7.875%	9/1/2018	2,275	2,457,000
Georgia Gulf Corp.†	9.00%	1/15/2017	2,575	2,890,438
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	6,725	6,994,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	5,000	4,925,000
Huntsman International LLC	8.625%	3/15/2020	7,775	8,824,625
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	1,500	1,597,500
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	3,050	3,248,250
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	5,305	4,867,337
Lyondell Chemical Co.	8.00%	11/1/2017	4,181	4,693,172
LyondellBasell Industries NV (Netherlands)†(a)	6.00%	11/15/2021	3,800	4,189,500
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	2,100	2,168,872
Phibro Animal Health Corp.†	9.25%	7/1/2018	3,925	3,768,000
Polypore International, Inc.	7.50%	11/15/2017	3,955	4,162,638
Taminco Global Chemical Corp.†	9.75%	3/31/2020	7,685	8,069,250
TPC Group LLC	8.25%	10/1/2017	6,615	7,011,900
Vertellus Specialties, Inc.†	9.375%	10/1/2015	1,850	1,452,250

Total				79,384,562

Computer Hardware 0.25%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,475	2,617,313
MMI International Ltd. (Malaysia)†(a)	8.00%	3/1/2017	2,675	2,782,000

Total				5,399,313

Consumer/Commercial/Lease Financing 1.09%

Community Choice Financial, Inc.†	10.75%	5/1/2019	1,000	975,000
HSBC Finance Corp.	6.676%	1/15/2021	3,220	3,451,708
International Lease Finance Corp.	8.75%	3/15/2017	13,615	15,418,987
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	1,275	978,563
SLM Corp.	6.00%	1/25/2017	2,840	2,934,842

Total				23,759,100

Consumer Products 1.07%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	2,200	1,859,000
Elizabeth Arden, Inc.	7.375%	3/15/2021	7,350	7,956,375
Prestige Brands, Inc.†	8.125%	2/1/2020	2,300	2,530,000
Revlon Consumer Products Corp.	9.75%	11/15/2015	3,630	3,943,087
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	6,615	7,011,900

Total				23,300,362

Diversified Capital Goods 1.66%

Amsted Industries, Inc.†	8.125%	3/15/2018	3,250	3,526,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Diversified Capital Goods (continued)

Dynacast International LLC/Dynacast Finance, Inc.†	9.25%	7/15/2019		$6,450	$6,756,375
Park-Ohio Industries, Inc.	8.125%	4/1/2021		4,700	4,817,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		6,000	6,495,000
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		3,025	3,229,187
SPX Corp.	6.875%	9/1/2017		5,725	6,383,375
TriMas Corp.	9.75%	12/15/2017		2,375	2,642,188
WireCo WorldGroup, Inc.†	10.25%	5/15/2017		2,475	2,549,250

Total					36,399,125

Electric-Distribution/Transportation 0.08%

Cia de Transporte de Energia Electrica en Alta Tension Transener SA (Argentina)†(a)	9.75%	8/15/2021		2,100	1,785,000

Electric: Generation 2.52%
AES Red Oak LLC	8.54%	11/30/2019		2,674	2,754,542
Astoria Depositor Corp.†	8.144%	5/1/2021		2,250	1,912,500
Calpine Corp.†	7.50%	2/15/2021		8,180	8,916,200
DPL, Inc.†	7.25%	10/15/2021		5,650	6,469,250
Elwood Energy LLC	8.159%	7/5/2026		4,699	4,669,715
Energy Future Holdings Corp.	10.00%	1/15/2020		5,500	5,974,375
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	11.75%	3/1/2022		11,215	11,551,450
GenOn Energy, Inc.	9.875%	10/15/2020		7,275	6,856,687
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019		2,000	2,018,872
NRG Energy, Inc.	7.875%	5/15/2021		3,975	3,965,063

Total					55,088,654

Electric: Integrated 1.36%

AES Corp. (The)†	7.375%	7/1/2021		4,715	5,398,675
AES Corp. (The)	8.00%	10/15/2017		4,100	4,745,750
IPALCO Enterprises, Inc.	5.00%	5/1/2018		6,030	6,127,987
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016		4,863	5,349,300
PPL Capital Funding, Inc.(h)	6.70%	3/30/2067		3,180	3,135,614
Southern California Edison Co.(i)	6.25%	—	(f)	5,000	5,082,685

Total					29,840,011

Electronics 1.03%

Amkor Technology, Inc.	6.625%	6/1/2021		7,025	7,376,250
Freescale Semiconductor, Inc.†	9.25%	4/15/2018		6,713	7,417,865
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018		4,840	5,499,450
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019		2,150	2,284,375

Total					22,577,940

Energy: Exploration & Production 6.58%

Afren plc (United Kingdom)†(a)	11.50%	2/1/2016		5,400	5,778,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

Antero Resources Finance Corp.†	7.25%	8/1/2019	$5,000	$5,300,000
Berry Petroleum Co.	10.25%	6/1/2014	4,000	4,620,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	1,850	1,947,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	2,550	2,779,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,690	2,999,350
Concho Resources, Inc.	7.00%	1/15/2021	6,400	7,232,000
CrownRock LP/CrownRock Finance, Inc.†	10.00%	8/15/2016	1,100	1,166,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,900	5,194,000
Kodiak Oil & Gas Corp. (Canada)†	8.125%	12/1/2019	7,120	7,627,300
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	5,650	6,102,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	8,990	9,664,250
Oasis Petroleum, Inc.	6.50%	11/1/2021	2,950	3,053,250
Oasis Petroleum, Inc.	7.25%	2/1/2019	9,675	10,303,875
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	14,875	15,581,562
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	13,439	14,715,705
QEP Resources, Inc.	6.80%	3/1/2020	2,000	2,140,000
QEP Resources, Inc.	6.875%	3/1/2021	4,100	4,551,000
Range Resources Corp.	5.00%	8/15/2022	4,925	4,980,406
Rosetta Resources, Inc.	9.50%	4/15/2018	3,500	3,815,000
Samson Investment Co.†	9.75%	2/15/2020	7,325	7,718,719
SM Energy Co.†	6.50%	11/15/2021	6,975	7,567,875
Swift Energy Co.†	7.875%	3/1/2022	5,575	5,853,750
Swift Energy Co.	8.875%	1/15/2020	2,990	3,244,150

Total				143,934,817

Environmental 0.14%

Casella Waste Systems, Inc.	7.75%	2/15/2019	3,000	3,000,000

Food & Drug Retailers 1.04%

Ingles Markets, Inc.	8.875%	5/15/2017	4,580	5,049,450
Rite Aid Corp.	9.375%	12/15/2015	6,570	6,799,950
Rite Aid Corp.	10.25%	10/15/2019	2,435	2,785,031
Rite Aid Corp.	10.375%	7/15/2016	1,450	1,553,313
Stater Bros Holdings, Inc.	7.375%	11/15/2018	2,450	2,667,437
SUPERVALU, Inc.	8.00%	5/1/2016	3,660	3,820,125

Total				22,675,306

Food: Wholesale 2.51%

B&G Foods, Inc.	7.625%	1/15/2018	2,250	2,449,688
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	2,837	2,993,035
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	2,550	2,333,250
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	5,465	5,287,387
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	6,695	6,929,325
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	4,446	4,301,505
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	3,325	3,491,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food: Wholesale (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	$11,190	$11,882,381
Post Holdings, Inc.†	7.375%	2/15/2022	2,955	3,154,463
Southern States Cooperative, Inc.†	11.25%	5/15/2015	4,820	5,157,400
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	10.50%	1/28/2018	3,967	3,907,495
Viskase Cos., Inc.†	9.875%	1/15/2018	2,900	3,059,500

Total				54,946,679

Forestry/Paper 1.23%

Clearwater Paper Corp.	10.625%	6/15/2016	3,625	4,137,031
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	8,100	8,363,250
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	2,560	1,939,200
NewPage Corp.(j)	11.375%	12/31/2014	3,000	1,822,500
Tembec Industries, Inc. (Canada)†(a)	11.25%	12/15/2018	2,610	2,818,800
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	7,209	7,785,720

Total				26,866,501

Gaming 5.08%

Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	2,720	2,135,200
Caesar’s Entertainment Operating Co., Inc.	10.75%	2/1/2016	1,825	1,587,750
Caesars Operating Escrow LLC/Caesars Escrow Corp.†	8.50%	2/15/2020	5,300	5,419,250
Chester Downs & Marina LLC†	9.25%	2/1/2020	5,000	5,250,000
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	5,225	5,538,500
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	10,938	11,723,954
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	4,400	4,532,000
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	4,575	4,380,562
Marina District Finance Co., Inc.	9.50%	10/15/2015	4,495	4,348,913
MGM Resorts International	6.625%	7/15/2015	1,200	1,221,000
MGM Resorts International	6.75%	4/1/2013	2,700	2,797,875
MGM Resorts International	11.125%	11/15/2017	4,300	4,912,750
MGM Resorts International	11.375%	3/1/2018	6,653	7,883,805
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	7,520	8,375,400
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	7,900	7,722,250
River Rock Entertainment Authority (The)	9.00%	11/1/2018	1,948	1,538,920
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	7,765	8,619,150
Snoqualmie Entertainment Authority†	4.532%#	2/1/2014	9,025	8,393,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	8,075	8,488,844
Yonkers Racing Corp.†	11.375%	7/15/2016	5,600	6,097,000

Total				110,966,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Gas Distribution 2.21%

Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022		$3,470	$3,608,800
El Paso Corp.	7.75%	1/15/2032		2,975	3,557,201
El Paso Corp.	8.05%	10/15/2030		10,460	12,523,978
Enterprise Products Operating LLC(k)	7.00%	6/1/2067		670	670,711
Enterprise Products Operating LLC(l)	7.034%	1/15/2068		2,150	2,303,267
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018		2,235	2,302,050
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018		3,150	3,260,250
Holly Energy Partners LP/Holly Energy Finance Corp.†(m)	6.50%	3/1/2020		4,065	4,161,544
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		7,000	7,420,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022		3,095	3,334,862
Rockies Express Pipeline LLC†	6.85%	7/15/2018		3,300	3,300,000
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017		1,903	1,845,910

Total					48,288,573

Health Facilities 1.45%

Capella Healthcare, Inc.	9.25%	7/1/2017		8,325	8,637,187
HCA, Inc.	6.50%	2/15/2020		2,175	2,338,125
HCA, Inc.	7.875%	2/15/2020		10,025	11,102,687
Kindred Healthcare, Inc.	8.25%	6/1/2019		2,000	1,887,500
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022		3,625	3,760,938
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021		3,700	3,952,063

Total					31,678,500

Health Services 0.86%

Catalent Pharma Solutions, Inc.	9.75%	4/15/2017	EUR	7,900	10,419,914
ExamWorks Group, Inc.†	9.00%	7/15/2019		$4,325	4,238,500
STHI Holding Corp.†	8.00%	3/15/2018		3,920	4,194,400

Total					18,852,814

Household & Leisure Products 0.10%

American Standard Americas†	10.75%	1/15/2016		3,225	2,273,625

Integrated Energy 0.63%

Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026		5,672	3,493,756
Covanta Holding Corp.	7.25%	12/1/2020		6,400	6,859,424
First Wind Capital LLC†	10.25%	6/1/2018		3,475	3,518,437

Total					13,871,617

Investments & Miscellaneous Financial Services 0.76%

Constellation Enterprises LLC†	10.625%	2/1/2016		2,975	2,915,500
Nuveen Investments, Inc.	10.50%	11/15/2015		4,700	4,935,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investments & Miscellaneous Financial Services (continued)

Nuveen Investments, Inc.†	10.50%	11/15/2015	$8,335	$8,710,075

Total				16,560,575

Leisure 0.95%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	2,000	2,245,000
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	8,100	8,768,250
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	4,970	5,193,650
Seven Seas Cruises S. de R.L. LLC†	9.125%	5/15/2019	4,380	4,533,300

Total				20,740,200

Machinery 1.43%

Altra Holdings, Inc.	8.125%	12/1/2016	2,750	2,990,625
Camposol SA (Peru)†(a)	9.875%	2/2/2017	5,400	5,616,000
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	5,400	5,643,000
Columbus McKinnon Corp.	7.875%	2/1/2019	6,000	6,315,000
Dematic SA (Luxembourg)†(a)	8.75%	5/1/2016	4,525	4,706,000
Thermadyne Holdings Corp.	9.00%	12/15/2017	5,700	5,985,000

Total				31,255,625

Media: Broadcast 2.00%

AMC Networks, Inc.†	7.75%	7/15/2021	11,630	13,025,600
Clear Channel Communications, Inc.	5.50%	9/15/2014	6,540	5,894,175
Clear Channel Communications, Inc.	9.00%	3/1/2021	2,250	2,081,250
Clear Channel Worldwide Holdings, Inc.†	7.625%	3/15/2020	5,065	5,065,000
Cumulus Media, Inc.†	7.75%	5/1/2019	2,500	2,456,250
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,905,062
Gray Television, Inc.	10.50%	6/29/2015	6,360	6,749,550
Univision Communications, Inc.†	8.50%	5/15/2021	5,470	5,456,325

Total				43,633,212

Media: Cable 2.31%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	3,090	3,352,650
CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	4,475	4,944,875
Insight Communications Co., Inc.†	9.375%	7/15/2018	4,980	5,739,450
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	3,000	3,255,000
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	6,075	5,953,500
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	8,500	7,713,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRN GmbH (Germany)†(a)	8.125%	12/1/2017	1,450	1,580,500
UPC Holding BV (Netherlands)†(a)	9.875%	4/15/2018	2,000	2,230,000
UPCB Finance III Ltd.†	6.625%	7/1/2020	7,050	7,296,750
UPCB Finance V Ltd.†	7.25%	11/15/2021	5,950	6,292,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Media: Cable (continued)

Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022		$1,985	$2,034,625

Total					50,393,225

Media: Diversified 0.15%

Block Communications, Inc.†	7.25%	2/1/2020		3,150	3,244,500

Media: Services 0.72%

Affinion Group, Inc.	7.875%	12/15/2018		3,350	3,015,000
MDC Partners, Inc.	11.00%	11/1/2016		7,245	7,933,275
WMG Acquisition Corp.†	11.50%	10/1/2018		4,525	4,830,438

Total					15,778,713

Medical Products 1.06%

Grifols, Inc.	8.25%	2/1/2018		8,060	8,785,400
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018		9,638	10,119,900
Polymer Group, Inc.	7.75%	2/1/2019		3,875	4,165,625

Total					23,070,925

Metals/Mining (Excluding Steel) 2.86%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020		6,000	6,397,500
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		6,675	5,440,125
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021		4,590	4,853,925
Compass Minerals International, Inc.	8.00%	6/1/2019		3,950	4,364,750
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018		4,000	4,240,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%	11/1/2019		13,220	14,674,200
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		9,735	8,469,450
Patriot Coal Corp.	8.25%	4/30/2018		850	769,250
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019		5,315	6,072,387
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018		4,795	5,070,713
SunCoke Energy, Inc.	7.625%	8/1/2019		2,125	2,220,625

Total					62,572,925

Multi-Line Insurance 0.15%

AXA SA (France)†(a)	6.379%#	—	(f)	4,000	3,240,000

Oil Field Equipment & Services 1.91%

Atwood Oceanics, Inc.	6.50%	2/1/2020		1,470	1,554,525
BakerCorp†	8.25%	6/1/2019		2,875	2,946,875
CCS, Inc. (Canada)†(a)	11.00%	11/15/2015		1,675	1,716,875
Dresser-Rand Group, Inc.†	6.50%	5/1/2021		2,400	2,526,000
Global Geophysical Services, Inc.	10.50%	5/1/2017		5,175	5,149,125
Offshore Group Investment Ltd.	11.50%	8/1/2015		2,850	3,192,000
Oil States International, Inc.	6.50%	6/1/2019		5,950	6,426,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Oil Field Equipment & Services (continued)

Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020		$2,500	$2,690,625
SESI LLC	6.375%	5/1/2019		2,990	3,154,450
Stallion Oilfield Holdings Ltd.	10.50%	2/15/2015		3,743	4,079,870
Thermon Industries, Inc.	9.50%	5/1/2017		2,341	2,586,805
Unit Corp.	6.625%	5/15/2021		5,615	5,776,431

Total					41,799,581

Oil Refining & Marketing 0.57%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		4,755	5,123,513
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017		6,615	7,243,425

Total					12,366,938

Packaging 2.10%

AEP Industries, Inc.	8.25%	4/15/2019		3,350	3,584,500
ARD Finance SA (Luxembourg) PIK†(a)	11.125%	6/1/2018		2,967	2,851,555
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017		3,100	3,348,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		4,987	5,298,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.125%	4/15/2019		4,175	4,435,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.25%	5/15/2018		9,700	9,797,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.875%	8/15/2019		3,525	3,648,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.875%	8/15/2019		7,720	7,990,200
Sealed Air Corp.†	8.125%	9/15/2019		1,750	1,986,250
Sealed Air Corp.†	8.375%	9/15/2021		2,650	3,047,500

Total					45,988,005

Pharmaceuticals 0.37%

Aptalis Pharma, Inc.	12.75%	3/1/2016		2,199	2,355,679
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	2,100	3,021,655
Mylan, Inc.†	7.875%	7/15/2020		$2,385	2,677,162

Total					8,054,496

Printing & Publishing 0.32%

Cambium Learning Group, Inc.	9.75%	2/15/2017		3,200	3,168,000
McClatchy Co. (The)	11.50%	2/15/2017		2,275	2,451,313
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018		1,500	1,335,000

Total					6,954,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Property & Casualty 0.50%

Liberty Mutual Group, Inc.†(n)	10.75%	6/15/2058	$8,375	$11,013,125

Railroads 0.64%

Florida East Coast Railway Corp.	8.125%	2/1/2017	9,415	9,556,225
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	1,275	1,389,750
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	2,650	2,941,500

Total				13,887,475

Real Estate Development & Management 0.14%

Realogy Corp.†	7.625%	1/15/2020	2,975	3,086,563

Real Estate Investment Trusts 0.37%

DuPont Fabros Technology LP	8.50%	12/15/2017	5,850	6,493,500
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	1,465	1,510,781

Total				8,004,281

Restaurants 1.16%

CKE Restaurants, Inc.	11.375%	7/15/2018	4,927	5,641,415
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	3,750	2,493,750
Dave & Buster’s, Inc.	11.00%	6/1/2018	1,755	1,877,850
DineEquity, Inc.	9.50%	10/30/2018	4,165	4,612,737
Fiesta Restaurant Group†	8.875%	8/15/2016	3,325	3,470,469
HOA Restaurant Group LLC/HOA Finance Corp.†	11.25%	4/1/2017	3,075	2,975,062
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	1,250	1,092,188
Roadhouse Financing, Inc.	10.75%	10/15/2017	3,225	3,096,000

Total				25,259,471

Software/Services 1.70%

First Data Corp.†	7.375%	6/15/2019	3,975	4,039,594
First Data Corp.	9.875%	9/24/2015	5,855	5,986,737
First Data Corp.	12.625%	1/15/2021	9,615	10,143,825
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	8,120	8,769,600
SRA International,Inc.†	11.00%	10/1/2019	3,425	3,621,938
Syniverse Holdings, Inc.	9.125%	1/15/2019	4,180	4,577,100

Total				37,138,794

Specialty Retail 2.66%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	3,590	3,643,850
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,650	5,565,250
Gymboree Corp.	9.125%	12/1/2018	1,245	1,120,500
J. Crew Group, Inc.	8.125%	3/1/2019	8,360	8,412,250
Limited Brands, Inc.	5.625%	2/15/2022	4,150	4,295,250
Limited Brands, Inc.	7.60%	7/15/2037	4,050	4,110,750
Netflix, Inc.	8.50%	11/15/2017	7,062	7,821,165
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	7,700	8,508,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail (continued)

QVC, Inc.†	7.375%	10/15/2020	$1,360	$1,513,000
QVC, Inc.†	7.50%	10/1/2019	2,385	2,659,275
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	4,895	5,286,600
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	4,755	5,295,881

Total				58,232,271

Steel Producers/Products 0.70%

ArcelorMittal (Luxembourg)(a)	6.25%	2/25/2022	2,235	2,313,415
JMC Steel Group†	8.25%	3/15/2018	7,565	7,933,794
Severstal Columbus LLC	10.25%	2/15/2018	4,500	4,961,250

Total				15,208,459

Support: Services 2.66%

Abengoa Finance SAU (Spain)†(a)	8.875%	11/1/2017	6,775	6,775,000
American Residential Services LLC†	12.00%	4/15/2015	3,670	3,798,450
Audatex North America, Inc.†	6.75%	6/15/2018	5,025	5,257,406
Avis Budget Car Rental	9.625%	3/15/2018	5,865	6,422,175
Bankrate, Inc.	11.75%	7/15/2015	3,358	3,899,478
Emdeon, Inc.†	11.00%	12/31/2019	2,400	2,700,000
FTI Consulting, Inc.	6.75%	10/1/2020	3,875	4,209,219
Hertz Corp. (The)	7.375%	1/15/2021	6,625	7,204,687
Hertz Corp. (The)	7.50%	10/15/2018	2,000	2,167,500
Maxim Crane Works LP†	12.25%	4/15/2015	3,255	3,075,975
NCO Group, Inc.	11.875%	11/15/2014	3,075	3,075,000
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,150,000
UR Financing Escrow Corp.†(m)	5.75%	7/15/2018	1,935	1,993,050
UR Financing Escrow Corp.†(m)	7.375%	5/15/2020	4,400	4,526,500

Total				58,254,440

Telecommunications Equipment 0.70%

CDW LLC/CDW Finance Corp.†	8.50%	4/1/2019	2,950	3,171,250
CDW LLC/CDW Finance Corp.	8.50%	4/1/2019	2,550	2,741,250
CDW LLC/CDW Finance Corp.	12.535%	10/12/2017	1,900	2,080,500
CommScope, Inc.†	8.25%	1/15/2019	6,815	7,206,863

Total				15,199,863

Telecommunications: Integrated/Services 3.61%

Cogent Communications Group, Inc.†	8.375%	2/15/2018	5,575	5,881,625
Dycom Investments, Inc.	7.125%	1/15/2021	3,935	4,062,887
eAccess Ltd. (Japan)†(a)	8.25%	4/1/2018	4,000	3,900,000
Equinix, Inc.	7.00%	7/15/2021	3,000	3,322,500
Equinix, Inc.	8.125%	3/1/2018	5,000	5,606,250
GCI, Inc.	6.75%	6/1/2021	550	559,625
GCI, Inc.	8.625%	11/15/2019	5,500	6,022,500
Hughes Satellite Systems Corp.	6.50%	6/15/2019	2,675	2,848,875
Intelsat Bermuda Ltd. (Luxembourg) PIK(a)	11.50%	2/4/2017	16,471	17,006,797
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	9,625	10,202,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services (continued)

Level 3 Escrow, Inc.†	8.125%	7/1/2019	$8,290	$8,704,500
Sable International Finance Ltd.†	8.75%	2/1/2020	2,700	2,882,250
Windstream Corp.†	7.50%	6/1/2022	7,250	7,830,000

Total				78,830,309

Telecommunications: Wireless 4.00%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	5,645	5,517,987
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,480	2,604,000
Cricket Communications, Inc.	7.75%	10/15/2020	3,645	3,640,444
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	7,750	8,525,000
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	1,300	1,326,000
GeoEye, Inc.	8.625%	10/1/2016	2,800	2,968,000
GeoEye, Inc.	9.625%	10/1/2015	2,250	2,497,500
iPCS, Inc. PIK	3.797%	5/1/2014	3,025	2,843,500
Nextel Communications, Inc.	7.375%	8/1/2015	5,625	5,582,812
NII Capital Corp.	7.625%	4/1/2021	8,150	8,374,125
Sprint Nextel Corp.†	9.00%	11/15/2018	9,700	10,839,750
Sprint Nextel Corp.†	9.125%	3/1/2017	4,225	4,256,688
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	4,850	5,080,375
ViaSat, Inc.†	6.875%	6/15/2020	4,375	4,528,125
VimpelCom Holdings BV (Netherlands)†(a)	7.504%	3/1/2022	7,400	7,292,700
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	11,150	11,484,500

Total				87,361,506

Theaters & Entertainment 1.08%

Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	11,475	12,364,313
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	4,775	5,103,281
Production Resource Group LLC†	8.875%	5/1/2019	3,350	2,939,625
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	2,950	3,193,375

Total				23,600,594

Transportation (Excluding Air/Rail) 0.19%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	4,070	4,263,325

Total High Yield Corporate Bonds (cost $1,760,858,985)				1,833,383,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BOND 0.24%

Utilities

Muni Elec Auth GA Build America Bds (cost $5,113,927)	7.055%	4/1/2057	$5,000	$5,246,150

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.72%

Bear Stearns Commercial Mortgage Securities 2005-PWR7 C	5.235%	2/11/2041	5,434	4,367,404
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%#	6/15/2022	3,704	3,602,519
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.199%#	2/15/2041	5,500	5,205,151
Greenwich Capital Commercial Funding Corp. 2006-GG7 AJ	5.883%#	7/10/2038	6,000	5,152,233
GS Mortgage Securities Corp. II 2006-GG8 AJ	5.622%	11/10/2039	5,000	3,558,435
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.816%#	6/15/2049	7,000	6,451,392
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%	2/15/2040	5,000	4,113,690
Morgan Stanley Capital I 2007-IQ16 AJ	6.15%#	12/12/2049	3,300	2,699,301
Wachovia Bank Commercial Mortgage Trust 2006-C23 C	5.479%#	1/15/2045	3,000	2,367,656

Total Non-Agency Commercial Mortgage-Backed Securities (cost $35,368,318)				37,517,781

			Shares (000)

PREFERRED STOCKS 1.47%

Banking 1.12%

First Niagara Financial Group, Inc.	8.625%		160	4,424,000
GMAC Capital Trust I	8.125%		267	6,278,270
LBG Capital No.1 plc†	8.00%		5,000	4,100,920
Lloyds Banking Group plc†	6.267%		6,000	4,110,000
U.S. Bancorp	6.50%		200	5,468,000

Total				24,381,190

Real Estate Development & Management 0.35%

Public Storage	5.90%		300	7,641,000

Total Preferred Stocks (cost $29,914,558)				32,022,190

	Exercise Price	Expiration Date

WARRANTS 0.05%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	13	250,480

Automakers 0.04%

General Motors Co.*	10.00	7/10/2016	32	536,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

Automakers (continued)

General Motors Co.*	$18.33	7/10/2019	32	$362,952

Total				899,475

Total Warrants (cost $1,225,763)				1,149,955

Total Long-Term Investments (cost $2,079,698,811)				2,161,024,493

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.57%

Repurchase Agreement

Repurchase Agreement dated 02/29/2012, 0.01% due 03/1/2012 with Fixed Income Clearing Corp. collateralized by $35,025,000 of Federal National Mortgage Assoc.at 0.50% due 9/6/2013; value: $35,112,563; proceeds: $34,420,813 (cost $34,420,803)			$34,421	34,420,803

Total Investments in Securities 100.44% (cost $2,114,119,614)				2,195,445,296

Liabilities in Excess of Cash, Foreign Cash and Other Assets(o) (0.44%)				(9,622,733)

Net Assets 100.00%				$2,185,822,563

BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2012.

(c)	Defaulted security.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)

Debenture pays interest at an annual fixed rate of 7.65% through June 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 1.89% through June 15, 2037. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2012

(h)

Debenture pays interest at an annual fixed rate of 6.70% through March 30, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.665% through March 30, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to March 30, 2017.

(i)

Debenture pays interest at an annual fixed rate of 6.25% through February 1, 2022. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 4.199% through August 1, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to February 1, 2022.

(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Debenture pays interest at an annual fixed rate of 7.00% until June 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.778% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to June 1, 2017.

(l)

Debenture pays interest at an annual fixed rate of 7.034% through January 15, 2018. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.68% until January 15, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to January 15, 2018.

(m)	Securities purchased on a when-issued basis (See Note 2(f)).
(n)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(o)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at February 29, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

British pound	Buy	Credit Suisse	5/14/2012	1,575,000	$2,413,877	$2,504,343	$90,466
Brazilian real	Sell	Barclays Bank plc	4/26/2012	16,490,000	9,177,427	9,478,973	(301,546)
British pound	Sell	Barclays Bank plc	3/14/2012	2,880,000	4,492,051	4,581,402	(89,351)
British pound	Sell	Barclays Bank plc	3/14/2012	247,950	387,911	394,430	(6,519)
British pound	Sell	Credit Suisse	5/14/2012	1,575,000	2,411,530	2,504,343	(92,813)
British pound	Sell	JPMorgan Chase Bank N.A	5/17/2012	975,000	1,529,609	1,550,271	(20,662)
euro	Sell	Credit Suisse	3/1/2012	6,253,368	8,350,122	8,331,359	18,763
euro	Sell	Credit Suisse	3/1/2012	867,847	1,167,628	1,156,232	11,396
euro	Sell	Barclays Bank plc	5/11/2012	4,749,286	6,058,275	6,329,470	(271,195)
euro	Sell	Barclays Bank plc	5/11/2012	2,158,083	2,792,027	2,876,122	(84,095)
euro	Sell	Barclays Bank plc	5/11/2012	9,850,000	12,980,823	13,127,296	(146,473)
euro	Sell	Credit Suisse	5/11/2012	2,440,000	3,212,843	3,251,838	(38,995)
euro	Sell	Credit Suisse	5/11/2012	8,864,200	11,692,013	11,813,500	(121,487)
euro	Sell	Credit Suisse	5/11/2012	8,000,000	10,739,040	10,661,763	77,277
euro	Sell	Goldman Sachs	5/11/2012	5,715,000	7,503,566	7,616,497	(112,931)
euro	Sell	Goldman Sachs	5/11/2012	3,043,650	3,963,045	4,056,334	(93,289)
euro	Sell	Goldman Sachs	5/11/2012	1,780,000	2,353,747	2,372,242	(18,495)
euro	Sell	Morgan Stanley	5/11/2012	2,421,875	3,138,895	3,227,682	(88,787)
euro	Sell	Morgan Stanley	5/11/2012	3,675,000	4,846,590	4,897,747	(51,157)
euro	Sell	UBS AG	5/11/2012	1,015,000	1,334,303	1,352,711	(18,408)
Swiss franc	Sell	Deutsche Bank AG	6/7/2012	6,376,000	6,955,535	7,055,979	(100,444)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,458,745)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 102.81%

ASSET-BACKED SECURITIES 7.73%

Automobiles 4.04%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$1,454	$1,454,614
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	2,350	2,353,186
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	75	75,394
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	1,594	1,594,995
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	1,000	1,001,248
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	1,850	1,856,406
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	2,700	2,704,584
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	849	848,929
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	1,707	1,707,709
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	4,300	4,310,582
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	5,310	5,314,361
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	2,650	2,650,580
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	382	382,226
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	112	111,712
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	2,250	2,250,828
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	2,500	2,499,693
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	277	278,178
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	194	193,757
Hyundai Auto Lease Securitization Trust 2011-A A2†	0.69%	11/15/2013	2,800	2,801,226
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	1,223	1,223,214
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	3,125	3,128,886
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	1,341	1,342,390
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1,500	1,500,461
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	3,024	3,024,584
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	1,446	1,446,468
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	1,554	1,554,227
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	171	170,552
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	2,000	2,016,392
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	1,037	1,036,854
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	3,200	3,199,982
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	1,600	1,603,168
Volkswagen Auto Lease Trust 2010-A A2	0.77%	1/22/2013	703	703,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	$3,500	$3,508,774

Total					59,849,750

Credit Cards 2.74%

Capital One Multi-Asset Execution Trust 2005-A1	0.319	%#	1/15/2015	3,800	3,800,135
Capital One Multi-Asset Execution Trust 2007-A4	0.279	%#	3/16/2015	5,666	5,665,897
Chase Issuance Trust 2005-A2	0.319	%#	12/15/2014	555	555,059
Chase Issuance Trust 2005-A6	0.319	%#	7/15/2014	3,850	3,851,194
Citibank Credit Card Issuance Trust 2009-A1	1.999	%#	3/17/2014	7,225	7,230,162
Citibank Omni Master Trust 2009-A8†	2.349	%#	5/16/2016	8,500	8,535,352
GE Capital Credit Card Master Note Trust 2007-2 A	0.289	%#	3/15/2015	2,000	1,999,935
GE Capital Credit Card Master Note Trust 2009-1 A	2.349	%#	4/15/2015	3,180	3,188,724
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	4,750	4,809,133
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309	%#	5/15/2015	1,000	999,982

Total					40,635,573

Other 0.95%

Illinois Student Assistance Commission 2010-1 A2	1.61	%#	4/25/2022	1,450	1,448,492
SLM Student Loan Trust 2006-2 A5(a)	0.67	%#	7/25/2025	2,045	1,965,204
SLM Student Loan Trust 2007-8 A1	0.79	%#	7/27/2015	69	68,878
SLM Student Loan Trust 2008-4 A4	2.21	%#	7/25/2022	1,100	1,131,804
SLM Student Loan Trust 2008-5 A4(a)	2.26	%#	7/25/2023	3,370	3,457,491
SLM Student Loan Trust 2010-C A1†	1.899	%#	12/15/2017	2,457	2,463,942
SLM Student Loan Trust 2011-1 A2	1.394	%#	10/25/2034	2,500	2,478,228
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	1,000	1,000,069

Total					14,014,108

Total Asset-Backed Securities (cost $114,597,036)					114,499,431

CORPORATE BONDS 77.18%

Aerospace/Defense 0.04%

Embraer Overseas Ltd. (Brazil)(b)	6.375%		1/24/2017	270	303,413
Embraer Overseas Ltd. (Brazil)(b)	6.375%		1/15/2020	200	224,000

Total					527,413

Air Transportation 0.23%

Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	3,250	3,350,857

Aluminum 0.36%

Alcoa, Inc.	5.72%		2/23/2019	5,000	5,382,570

Apparel 0.28%

PVH Corp.	7.75%		11/15/2023	3,275	3,738,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Apparel (continued)

Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	$500	$427,500

Total				4,165,978

Auto Parts: Original Equipment 0.95%

BorgWarner, Inc.	8.00%	10/1/2019	3,978	4,833,819
Hertz Corp. (The)	7.50%	10/15/2018	3,000	3,251,250
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	325	290,875
ITC Holdings Corp.†	6.05%	1/31/2018	4,130	4,796,297
Stanadyne Corp.	10.00%	8/15/2014	500	460,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015	500	449,375

Total				14,081,616

Auto Trucks & Parts 0.13%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	1,925	1,953,875

Auto: Replacement Parts 0.03%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	375	381,559

Automotive 0.56%

BakerCorp†	8.25%	6/1/2019	350	358,750
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	1,375	1,395,625
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	542,500
Ford Motor Co.	6.625%	10/1/2028	950	1,028,781
Ford Motor Co.	7.45%	7/16/2031	3,750	4,832,812
Tenneco, Inc.	7.75%	8/15/2018	100	109,250

Total				8,267,718

Banks: Diversified 3.51%

Ally Financial, Inc.	5.50%	2/15/2017	725	735,086
Banco Bradesco SA†	5.75%	3/1/2022	970	980,670
Banco Bradesco SA†	5.90%	1/16/2021	400	415,000
Banco del Estado de Chile (Chile)†(b)	3.875%	2/8/2022	700	696,500
Banco do Brasil SA (Brazil)†(b)	5.875%	1/26/2022	1,000	1,032,500
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	500	508,600
BBVA Bancomer SA†	4.50%	3/10/2016	225	231,750
Citigroup, Inc.	4.45%	1/10/2017	1,275	1,347,161
Citigroup, Inc.	8.50%	5/22/2019	10,815	13,436,935
Discover Bank	8.70%	11/18/2019	7,725	9,312,047
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	300	285,000
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	416,327
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,500	1,568,714
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	6,322	7,206,833
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	500	500,000
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	12/21/2021	300	315,000
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	633,000
JPMorgan Chase & Co.	4.35%	8/15/2021	2,832	2,977,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

JPMorgan Chase & Co.	4.50%	1/24/2022	$3,200	$3,406,957
JPMorgan Chase & Co.	6.30%	4/23/2019	484	569,805
Morgan Stanley	6.25%	8/28/2017	1,854	1,945,779
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	300	300,486
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	620	475,850
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,239,355
Sberbank of Russia via SB Capital SA (Luxembourg)†(b)	6.125%	2/7/2022	350	358,225
Synovus Financial Corp.	7.875%	2/15/2019	1,125	1,158,750

Total				52,053,419

Banks: Money Center 0.78%

Akbank TAS (Turkey)†(b)	6.50%	3/9/2018	200	205,760
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	1,000	1,025,204
Huntington Bancshares, Inc.	7.00%	12/15/2020	4,450	5,041,165
SVB Financial Group	5.375%	9/15/2020	2,375	2,567,997
Zions Bancorporation	7.75%	9/23/2014	2,500	2,677,282

Total				11,517,408

Beverages 0.35%

Beam, Inc.	5.875%	1/15/2036	268	273,807
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	100	68,500
Central American Bottling Corp.†	6.75%	2/9/2022	500	521,250
Pernod-Ricard SA (France)†(b)	4.45%	1/15/2022	2,100	2,193,364
Pernod-Ricard SA (France)†(b)	5.50%	1/15/2042	2,000	2,142,066

Total				5,198,987

Biotechnology Research & Production 0.94%

Amgen, Inc.	5.65%	6/15/2042	8,125	9,126,674
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,760,000

Total				13,886,674

Broadcasting 0.24%

Cox Communications, Inc.†	6.45%	12/1/2036	2,597	3,022,827
Salem Communications Corp.	9.625%	12/15/2016	533	590,298

Total				3,613,125

Brokers 0.79%

E*Trade Financial Corp.	6.75%	6/1/2016	550	562,375
E*Trade Financial Corp.	12.50%	11/30/2017	1,000	1,170,000
Jefferies Group, Inc.	8.50%	7/15/2019	2,180	2,354,400
Raymond James Financial, Inc.	8.60%	8/15/2019	6,550	7,644,859

Total				11,731,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 1.13%

Building Materials Corp. of America†	7.00%	2/15/2020	$3,400	$3,706,000
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	380	380,000
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,100	3,218,684
Nortek, Inc.	8.50%	4/15/2021	450	437,625
Owens Corning, Inc.	7.00%	12/1/2036	506	542,923
Owens Corning, Inc.	9.00%	6/15/2019	5,500	6,732,781
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	935,000
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	800	808,800

Total				16,761,813

Business Services 0.88%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	785,625
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	370	371,481
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,375	4,275,311
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	2,242	2,443,780
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,325	1,238,875
UR Financing Escrow Corp.†(c)	7.625%	4/15/2022	1,750	1,815,625
Verisk Analytics, Inc.	4.875%	1/15/2019	1,000	1,039,631
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,088,619

Total				13,058,947

Cable Services 2.65%

Comcast Corp.	6.95%	8/15/2037	7,095	9,402,202
Historic TW, Inc.	9.15%	2/1/2023	3,101	4,315,783
Insight Communications Co., Inc.†	9.375%	7/15/2018	1,500	1,728,750
TCI Communications, Inc.	7.875%	2/15/2026	1,900	2,511,439
Time Warner Cable, Inc.	6.55%	5/1/2037	2,100	2,543,293
Time Warner Cable, Inc.	7.30%	7/1/2038	10,278	13,252,011
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,463,620

Total				39,217,098

Chemicals 2.88%

Airgas, Inc.	7.125%	10/1/2018	6,000	6,527,244
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	3,605	4,145,750
Braskem Finance Ltd. (Brazil)†(b)	5.75%	4/15/2021	600	628,500
CF Industries, Inc.	7.125%	5/1/2020	6,025	7,395,687
Chemtura Corp.	7.875%	9/1/2018	300	324,000
Dow Chemical Co. (The)	8.55%	5/15/2019	1,500	1,998,054
Dow Chemical Co. (The)	9.40%	5/15/2039	2,400	3,864,718
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,725	5,129,280
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	2,275	2,349,611
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,550,695
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	700	591,500
Taminco Global Chemical Corp.†	9.75%	3/31/2020	200	210,000
Westlake Chemical Corp.	6.625%	1/15/2016	450	461,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)

Yara International ASA (Norway)†(b)	7.875%	6/11/2019	$5,255	$6,564,504

Total				42,740,793

Coal 0.40%

Peabody Energy Corp.†	6.00%	11/15/2018	600	631,500
Peabody Energy Corp.	7.875%	11/1/2026	4,640	4,993,800
SunCoke Energy, Inc.	7.625%	8/1/2019	250	261,250

Total				5,886,550

Communications & Media 0.12%

Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,150	1,173,000
Digicel Ltd. (Jamaica) †(b)	12.00%	4/1/2014	500	563,750

Total				1,736,750

Communications Services 0.16%

Avaya, Inc.	9.75%	11/1/2015	400	402,000
Avaya, Inc. PIK	10.125%	11/1/2015	1,925	1,939,438

Total				2,341,438

Computer Software 0.68%

BMC Software, Inc.	7.25%	6/1/2018	5,500	6,578,467
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	350	378,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,000	3,142,500

Total				10,098,967

Computer Technology 0.08%

EQT Corp.	6.50%	4/1/2018	1,000	1,136,444

Construction/Homebuilding 0.23%

CRH America, Inc.	8.125%	7/15/2018	1,500	1,757,041
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	650	676,000
Empresas ICA SAB de CV (Mexico)†(b)	8.90%	2/4/2021	300	298,500
Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	411,000
URBI Desarrollos Urbanos SAB de CV (Mexico)†(b)	9.75%	2/3/2022	300	309,000

Total				3,451,541

ConsumerProducts 0.30%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	2,000	2,157,500
Tupperware Brands Corp.	4.75%	6/1/2021	2,225	2,300,196

Total				4,457,696

Containers 0.66%

ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	212	203,682
Ardagh Packaging Finance plc/Ardagh MP
Holdings USA, Inc. (Ireland)†(b)	9.125%	10/15/2020	750	778,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Containers (continued)

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	$3,750	$3,253,125
Pactiv Corp.	7.95%	12/15/2025	3,525	2,872,875
Rock-Tenn Co.†	4.90%	3/1/2022	600	611,761
Sealed Air Corp.†	8.125%	9/15/2019	1,750	1,986,250

Total				9,705,818

Copper 0.26%

Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,469,384
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,315,992

Total				3,785,376

Data Product, Equipment & Communications 0.06%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017	850	927,563

Diversified 0.26%

Bombardier, Inc. (Canada)†(b)	7.45%	5/1/2034	2,383	2,478,320
Bombardier, Inc. (Canada)†(b)	7.75%	3/15/2020	500	582,500
MMI International Ltd. (Malaysia)†(b)	8.00%	3/1/2017	700	728,000

Total				3,788,820

Electric: Equipment/Components 0.09%

Enel Finance International SA (Italy)†(b)	6.80%	9/15/2037	1,400	1,398,779

Electric: Power 4.65%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	500	526,250
AES Red Oak LLC	8.54%	11/30/2019	1,891	1,947,855
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,328,884
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,125,000
Bruce Mansfield Unit 1	6.85%	6/1/2034	5,582	5,972,302
Central Maine Power Co.†	5.70%	6/1/2019	1,850	1,938,898
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,751	2,310,742
DPL, Inc.†	6.50%	10/15/2016	1,000	1,095,000
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,000	1,052,712
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,770,772
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,400	3,677,610
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	500	521,250
Elwood Energy LLC	8.159%	7/5/2026	1,497	1,487,710
Empresa de Energia de Bogota SA (Colombia)†(b)	6.125%	11/10/2021	725	764,875
Iberdrola International BV (Netherlands)(b)	6.75%	7/15/2036	2,450	2,714,735
Indiantown Cogeneration LP	9.77%	12/15/2020	1,534	1,578,514
Listrindo Capital BV (Netherlands)†(b)	6.95%	2/21/2019	600	605,662
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,374,536
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,578,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

National Fuel Gas Co.	8.75%	5/1/2019	$3,975	$4,888,383
NiSource Finance Corp.	4.45%	12/1/2021	3,500	3,713,549
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,193,698
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	2,090,000
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,000	3,345,660
PNM Resources, Inc.	9.25%	5/15/2015	483	554,242
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	4,000	4,385,180
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	198	191,155
Tenaska Alabama Partners LP†	7.00%	6/30/2021	1,960	2,063,339
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,140	2,538,835
Tenaska Virginia Partners LP†	6.119%	3/30/2024	797	832,976
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,684,450

Total				68,853,739

Electrical Equipment 0.03%

STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	350	379,750

Electrical: Household 0.34%

Legrand France SA (France)(b)	8.50%	2/15/2025	3,000	3,589,335
WireCo WorldGroup, Inc.†	10.25%	5/15/2017	1,400	1,442,000

Total				5,031,335

Electronics 0.31%

PerkinElmer, Inc.	5.00%	11/15/2021	1,150	1,219,047
Thomas & Betts Corp.	5.625%	11/15/2021	3,000	3,349,527

Total				4,568,574

Electronics: Semi-Conductors/Components 0.47%

KLA-Tencor Corp.	6.90%	5/1/2018	5,775	6,942,076

Energy Equipment & Services 1.81%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,367	3,695,135
Cameron International Corp.	6.375%	7/15/2018	1,142	1,352,745
Cameron International Corp.	7.00%	7/15/2038	4,100	5,324,658
Energy Transfer Partners LP	5.20%	2/1/2022	3,300	3,559,093
Energy Transfer Partners LP	6.625%	10/15/2036	1,822	1,973,018
Energy Transfer Partners LP	9.70%	3/15/2019	4,131	5,311,499
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,081,000
NRG Energy, Inc.	7.375%	1/15/2017	1,450	1,508,000

Total				26,805,148

Engineering & Contracting Services 0.26%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	264	283,140
AGCO Corp.†	5.875%	12/1/2021	1,425	1,508,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Engineering & Contracting Services (continued)

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	$2,450	$2,082,500

Total				3,873,896

Entertainment 0.18%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	556,875
Production Resource Group LLC†	8.875%	5/1/2019	350	307,125
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,850	1,859,250

Total				2,723,250

Environmental Services 0.06%

Casella Waste Systems, Inc.	11.00%	7/15/2014	750	816,563

Fertilizers 0.28%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,106,265

Financial Services 4.81%

Bank of America Corp.	5.625%	7/1/2020	1,670	1,735,379
Bank of America Corp.	7.625%	6/1/2019	12,475	14,124,844
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	400	428,000
FMR LLC†	6.45%	11/15/2039	3,975	4,412,922
FMR LLC†	7.49%	6/15/2019	3,381	3,967,323
General Electric Capital Corp.	6.75%	3/15/2032	8,591	10,470,694
General Electric Capital Corp.	6.875%	1/10/2039	2,970	3,678,508
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	500	511,518
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	800	799,930
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	500	509,766
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	2,000	2,165,000
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,387,036
Salton Sea Funding Corp.	7.475%	11/30/2018	800	876,030
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,150	2,145,711
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,965	2,028,529
Sydney Airport Finance Co. Pty Ltd. (Australia)†(b)	5.125%	2/22/2021	5,475	5,626,603
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,294,642
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	2,100	2,299,500
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	7,699	9,838,152

Total				71,300,087

Financial: Miscellaneous 1.27%

Bankrate, Inc.	11.75%	7/15/2015	600	696,750
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,375	2,544,464
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,405	2,529,521
SLM Corp.	8.45%	6/15/2018	11,650	13,106,250

Total				18,876,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food 0.81%

B&G Foods, Inc.	7.625%	1/15/2018	$200	$217,750
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	930	995,100
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	1,500	1,451,250
Grupo Bimbo SAB de CV (Mexico)†(b)	4.50%	1/25/2022	500	516,658
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	450	465,750
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,000	1,935,000
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%	2/10/2022	900	945,000
Post Holdings, Inc.†	7.375%	2/15/2022	1,000	1,067,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,605,000
Tyson Foods, Inc.	6.85%	4/1/2016	2,000	2,290,000
Tyson Foods, Inc.	10.50%	3/1/2014	500	585,000

Total				12,074,008

Gaming 0.15%

CCM Merger, Inc.†	8.00%	8/1/2013	2,100	2,089,500
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	200	200,250

Total				2,289,750

Health Care Products 0.43%

Bausch & Lomb, Inc.	9.875%	11/1/2015	1,000	1,053,750
Biomet, Inc.	11.625%	10/15/2017	3,250	3,562,812
Gilead Sciences, Inc.	5.65%	12/1/2041	450	501,597
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	1,250	1,326,563

Total				6,444,722

Health Care Services 0.49%

Centene Corp.	5.75%	6/1/2017	2,000	2,095,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	1,175	1,108,906
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	1,800	1,955,250
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,900	2,097,125

Total				7,256,281

Hospital Management 0.08%

Universal Health Services, Inc.	7.125%	6/30/2016	1,000	1,133,750

Household Equipment/Products 0.08%

American Standard Americas†	10.75%	1/15/2016	575	405,375
Prestige Brands, Inc.†	8.125%	2/1/2020	425	467,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.875%	8/15/2019	350	362,250

Total				1,235,125

Household Furnishings 0.16%

Sealy Mattress Co.†	10.875%	4/15/2016	694	758,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Furnishings (continued)

Simmons Bedding Co.†	11.25%	7/15/2015	$1,500	$1,554,360

Total				2,312,624

Industrial Products 0.41%

Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,947,784
Western Power Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	930	1,074,407

Total				6,022,191

Insurance 2.46%

American International Group, Inc.	8.25%	8/15/2018	14,000	16,811,788
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,869,945
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,700	1,699,619
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	4,100	4,323,877
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,537,540
Markel Corp.	7.125%	9/30/2019	3,480	3,975,966
Validus Holdings Ltd.	8.875%	1/26/2040	575	630,270
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,224,028
Willis North America, Inc.	7.00%	9/29/2019	2,925	3,348,833

Total				36,421,866

Investment Management Companies 0.70%

Constellation Enterprises LLC†	10.625%	2/1/2016	100	98,000
Lazard Group LLC	6.85%	6/15/2017	1,750	1,904,299
Lazard Group LLC	7.125%	5/15/2015	5,350	5,770,302
Oaktree Capital Management LP†	6.75%	12/2/2019	2,075	2,143,811
Offshore Group Investment Ltd.	11.50%	8/1/2015	375	420,000

Total				10,336,412

Jewelry, Watches & Gemstones 0.03%

ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	400	426,500

Leasing 0.17%

International Lease Finance Corp.	5.75%	5/15/2016	1,200	1,223,548
International Lease Finance Corp.	8.25%	12/15/2020	760	849,309
International Lease Finance Corp.	8.625%	9/15/2015	375	417,656

Total				2,490,513

Leisure 0.49%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	4,599,268
Chester Downs & Marina LLC†	9.25%	2/1/2020	90	94,500
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	2,300	2,604,750

Total				7,298,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging 0.93%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$1,750	$1,802,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,060	3,318,233
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,970	4,493,147
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,350	1,289,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,000	1,051,250
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,500	1,837,284

Total				13,791,664

Machinery: Agricultural 0.94%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	2,625	2,139,375
BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,108,986
Camposol SA (Peru)†(b)	9.875%	2/2/2017	700	728,000
Lorillard Tobacco Co.	8.125%	6/23/2019	1,250	1,567,046
Lorillard Tobacco Co.	8.125%	5/1/2040	3,990	4,908,610
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	500	492,500
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	1,000	988,750

Total				13,933,267

Machinery: Industrial/Specialty 0.35%

Amkor Technology, Inc.	6.625%	6/1/2021	275	288,750
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	925	966,625
CPM Holdings, Inc.	10.625%	9/1/2014	900	974,250
Cummins, Inc.	7.125%	3/1/2028	1,955	2,494,775
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	500	520,000

Total				5,244,400

Machinery: Oil Well Equipment & Services 0.56%

Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	1,000	1,057,500
Ormat Funding Corp.	8.25%	12/30/2020	665	628,433
Pride International, Inc.	6.875%	8/15/2020	2,000	2,440,324
Pride International, Inc.	7.875%	8/15/2040	700	951,986
Pride International, Inc.	8.50%	6/15/2019	2,530	3,241,864

Total				8,320,107

Manufacturing 0.29%

Hillenbrand, Inc.	5.50%	7/15/2020	4,092	4,359,019

Materials & Commodities 0.18%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	600	649,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Materials & Commodities (continued)

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	$1,950	$2,081,625

Total				2,731,125

Media 2.23%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	3,325	3,498,665
Globo Comunicacao e Participacoes SA (Brazil)†(b)	7.25%	4/26/2022	100	106,000
NBCUniversal Media LLC	6.40%	4/30/2040	7,645	9,722,842
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	708,000
News America, Inc.	6.75%	1/9/2038	3,620	4,115,987
News America, Inc.	6.90%	8/15/2039	1,000	1,245,774
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	300	350,250
Time Warner, Inc.	7.625%	4/15/2031	8,552	11,503,201
Viacom, Inc.	6.75%	10/5/2037	925	1,199,370
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	550	611,875

Total				33,061,964

Metal Fabricating 0.07%

Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035	925	972,200

Metals & Minerals: Miscellaneous 2.48%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	9,000	11,668,545
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	6,000	5,994,072
Compass Minerals International, Inc.	8.00%	6/1/2019	1,250	1,381,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	1,000	1,110,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	2,000	2,093,602
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	4,205	4,012,398
Newcrest Finance Pty Ltd. (Australia)†(b)	4.45%	11/15/2021	1,625	1,669,774
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	1,500	1,713,750
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	1,000	1,057,500
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	4,349	6,007,013

Total				36,707,904

Natural Gas 1.33%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	4,200	5,199,503
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.05%	1/15/2036	1,400	1,372,000
SourceGas LLC†	5.90%	4/1/2017	4,150	4,412,102
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,256,174
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,000	2,485,928
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,963,021

Total				19,688,728

Oil 3.54%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	165	177,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Antero Resources Finance Corp.†	7.25%	8/1/2019	$1,000	$1,060,000
Atwood Oceanics, Inc.	6.50%	2/1/2020	525	555,187
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	500	526,250
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,099,953
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	9,000	11,153,457
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	250	297,630
CNPC HK Overseas Capital Ltd. (China)†(b)	5.95%	4/28/2041	775	879,874
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,127,500
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	590	636,200
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	681,750
Empresa Nacional del Petroleo (Chile)†(b)	4.75%	12/6/2021	900	934,472
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,357,250
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	275	294,594
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	904,890
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	500	537,500
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	925	1,012,875
Oasis Petroleum, Inc.	6.50%	11/1/2021	110	113,850
Oasis Petroleum, Inc.	7.25%	2/1/2019	150	159,750
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	520	551,200
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	603,750
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,226,500
QEP Resources, Inc.	6.875%	3/1/2021	1,950	2,164,500
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,146	1,230,102
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	1,000	1,190,000
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	975,387
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	1,350	1,370,497
Rosetta Resources, Inc.	9.50%	4/15/2018	150	163,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,705,469
SM Energy Co.†	6.50%	11/15/2021	200	217,000
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	700	789,250
TransCanada Pipelines Ltd. (Canada)(b)	9.875%	1/1/2021	2,400	3,575,220
Valero Energy Corp.	9.375%	3/15/2019	1,575	2,096,919
Valero Energy Corp.	10.50%	3/15/2039	3,715	5,474,840
WPX Energy, Inc.†	5.25%	1/15/2017	725	743,125
Xylem, Inc.†	4.875%	10/1/2021	827	901,083

Total				52,489,112

Oil: Crude Producers 4.13%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	935	993,438
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,414,581
Anadarko Petroleum Corp.	6.45%	9/15/2036	2,470	3,034,481
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,250	5,236,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	$600	$624,000
Enogex LLC†	6.25%	3/15/2020	4,000	4,509,704
Enterprise Products Operating LLC	6.50%	1/31/2019	4,500	5,351,076
Enterprise Products Operating LLC	7.55%	4/15/2038	4,300	5,789,946
Holly Energy Partners LP/Holly Energy Finance Corp.†(c)	6.50%	3/1/2020	150	153,563
Kerr-McGee Corp.	7.125%	10/15/2027	2,250	2,656,514
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,193,134
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,593	3,844,120
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,500	3,592,922
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	2,750	2,880,625
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	1,702	1,863,690
Petroleum Development Corp.	12.00%	2/15/2018	1,250	1,368,750
Southern Star Central Corp.†	6.75%	3/1/2016	1,125	1,147,500
Southwestern Energy Co.	7.50%	2/1/2018	8,125	10,008,196
W&T Offshore, Inc.	8.50%	6/15/2019	500	540,625

Total				61,203,039

Oil: Integrated Domestic 2.48%

Basic Energy Services, Inc.	7.75%	2/15/2019	450	465,750
Buckeye Partners LP	6.05%	1/15/2018	4,550	5,108,535
Hess Corp.	7.125%	3/15/2033	1,900	2,524,420
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	4,565	5,431,601
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,389,603
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,225,761
Questar Gas Co.	7.20%	4/1/2038	3,202	4,390,518
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,937	5,937,000
Rowan Cos., Inc.	7.875%	8/1/2019	6,675	7,963,182
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,312,763

Total				36,749,133

Oil: Integrated International 2.58%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	9,220	9,862,901
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	1,006	1,086,599
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	4,407,924
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	6,200	8,056,776
Transocean, Inc.	6.00%	3/15/2018	2,950	3,316,942
Transocean, Inc.	6.375%	12/15/2021	600	709,417
Transocean, Inc.	6.80%	3/15/2038	1,000	1,173,028
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	165	177,375
Weatherford International Ltd.	9.875%	3/1/2039	6,775	9,468,543

Total				38,259,505

Paper & Forest Products 1.59%

Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,082,781
Georgia-Pacific LLC	8.875%	5/15/2031	5,635	7,823,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products (continued)

International Paper Co.	9.375%	5/15/2019	$4,150	$5,476,626
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	309,750
Plum Creek Timberlands LP	4.70%	3/15/2021	2,375	2,383,294
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,202,878
Potlatch Corp.	6.95%	12/15/2015	500	507,500
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	2,400	2,430,000
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	350	369,250

Total				23,585,899

Plastics 0.05%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	750	776,250

Printing 0.02%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	350	362,250

Radio & TV Broadcasters 0.16%

British Sky Broadcasting Group plc (United Kingdom)†(b)	9.50%	11/15/2018	1,800	2,439,416

Railroads 0.43%

Canadian Pacific Railway Co. (Canada)(b)	6.50%	5/15/2018	2,514	2,915,411
Canadian Pacific Railway Ltd. (Canada)(b)	4.50%	1/15/2022	3,350	3,470,593

Total				6,386,004

Real Estate Investment Trusts 2.89%

American Tower Corp.	7.00%	10/15/2017	1,000	1,154,822
Entertainment Properties Trust	7.75%	7/15/2020	5,000	5,364,555
Federal Realty Investment Trust	5.90%	4/1/2020	750	847,345
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,250	3,397,865
HCP, Inc.	6.00%	1/30/2017	5,700	6,361,137
HCP, Inc.	6.70%	1/30/2018	4,483	5,231,473
Health Care REIT, Inc.	4.95%	1/15/2021	2,000	2,096,050
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	2,938,669
Health Care REIT, Inc.	6.125%	4/15/2020	510	567,529
Kilroy Realty LP	6.625%	6/1/2020	3,400	3,797,732
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	2,000	2,075,000
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	225	240,328
ProLogis	7.375%	10/30/2019	1,250	1,463,443
Rouse Co. LP (The)	6.75%	11/9/2015	1,550	1,629,438
Weyerhaeuser Co.	6.95%	8/1/2017	1,900	2,111,441
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,348,108
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,174,662

Total				42,799,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Restaurants 0.19%

OSI Restaurant Partners LLC	10.00%	6/15/2015	$2,650	$2,759,313

Retail 0.82%

DineEquity, Inc.	9.50%	10/30/2018	1,125	1,245,937
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,100	1,135,705
Fiesta Restaurant Group†	8.875%	8/15/2016	285	297,469
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	125	125,120
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	1,500	1,569,390
QVC, Inc.†	7.375%	10/15/2020	1,700	1,891,250
QVC, Inc.†	7.50%	10/1/2019	3,500	3,902,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	750	811,875
Wendy’s Co. (The)	10.00%	7/15/2016	1,000	1,103,760

Total				12,083,006

Retail: Specialty 0.16%

Michaels Stores, Inc.	11.375%	11/1/2016	750	798,675
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	1,500	1,620,000

Total				2,418,675

Savings & Loan 0.30%

First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,165	2,360,577
First Niagara Financial Group, Inc.	7.25%	12/15/2021	1,925	2,034,839

Total				4,395,416

Services 0.15%

FireKeepers Development Authority†	13.875%	5/1/2015	2,000	2,252,500

Steel 0.79%

Allegheny Ludlum Corp.	6.95%	12/15/2025	350	396,647
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,900	7,616,363
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,703,440

Total				11,716,450

Telecommunications 2.08%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,450	1,462,688
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,825	5,283,375
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	500	550,000
GeoEye, Inc.	8.625%	10/1/2016	75	79,500
GeoEye, Inc.	9.625%	10/1/2015	875	971,250
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	100	103,250
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	1,000	1,100,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	1,000	1,060,000
NII Capital Corp.	7.625%	4/1/2021	2,850	2,928,375
Qtel International Finance Ltd. (Qatar)†(b)	4.75%	2/16/2021	400	412,480
Qwest Corp.	7.20%	11/10/2026	3,000	3,030,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Sable International Finance Ltd.†	8.75%	2/1/2020	$440	$469,700
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	2,826,250
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	600	613,500
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,050	1,099,875
U.S. Cellular Corp.	6.70%	12/15/2033	3,300	3,259,743
ViaSat, Inc.†	6.875%	6/15/2020	330	341,550
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	323,610
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	1,200	1,199,700
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	1,000	1,145,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	2,550	2,626,500

Total				30,886,346

Tobacco 1.26%

Altria Group, Inc.	9.95%	11/10/2038	9,500	14,895,658
Universal Corp.	6.25%	12/1/2014	3,500	3,818,468

Total				18,714,126

Transportation: Miscellaneous 1.46%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	250	271,563
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	3,874,223
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	1,250	1,282,915
Commercial Barge Line Co.	12.50%	7/15/2017	650	727,187
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	556	442,859
Florida East Coast Railway Corp.	8.125%	2/1/2017	175	177,625
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	5,250	5,722,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	175	194,250
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	1,000	1,117,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	1,250	1,243,750
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	500	485,000
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	970,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	5,165,815

Total				21,675,187

Utilities 0.88%

Commonwealth Edison Co.	6.95%	7/15/2018	2,150	2,590,004
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,236,573
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,589,568
Public Service Co. of New Mexico	7.95%	5/15/2018	1,500	1,803,867
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,300	5,755,421

Total				12,975,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Electrical 0.86%

Calpine Corp.†	7.50%	2/15/2021	$1,905	$2,076,450
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,165,625
Puget Sound Energy, Inc.(d)	6.974%	6/1/2067	3,000	3,004,326
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	3,425	3,450,687

Total				12,697,088

Utilities: Miscellaneous 0.04%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	600	658,500

Total Corporate Bonds (cost $1,074,854,434)				1,143,719,777

FLOATING RATE LOANS(e) 0.71%

Aerospace 0.12%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	1,850	1,813,000

Chemicals 0.06%

Harko CV Term Loan B	5.75%	8/2/2017	349	351,743
Norit NV Term Loan	6.75%	7/7/2017	349	347,379
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	249	248,230

Total				947,352

Financial Services 0.04%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	3/14/2019	300	303,750
Styron S.A.R.L. LLC New Term Loan B	6.00% - 6.75%	8/2/2017	248	224,854

Total				528,604

Financial: Miscellaneous 0.05%

Moneygram International, Inc. Term Loan B	4.50%	11/20/2017	331	329,942
Moneygram International, Inc. Term Loan B1	4.50%	11/17/2017	449	447,753

Total				777,695

Leisure 0.01%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	100	101,125

Manufacturing 0.05%

Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	496	494,389
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	248	248,901

Total				743,290

Media 0.06%

Alpha D2 Ltd. 2nd Lien Term Loan	3.744%	6/30/2014	885	845,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)			Fair Value

Media (continued)

Entercom Radio LLC Term Loan B	6.25% - 7.25%	11/23/2018		$—	(f)	$752

Total						846,717

Metals & Minerals: Miscellaneous 0.15%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017		496		466,475
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016		1,800		1,757,250

Total						2,223,725

Retail 0.05%

J. Crew Group, Inc. New Term Loan B	4.75%	3/7/2018		248		243,918
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019		425		426,381

Total						670,299

Retail: Specialty 0.05%

Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018		800		794,873

Services 0.05%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		792		794,970

Telecommunications 0.02%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		250		251,681

Total Floating Rate Loans (cost $10,481,522)						10,493,331

FOREIGN BONDS(g) 0.40%

Canada 0.14%

Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,000		2,111,092

Luxembourg 0.01%

Zinc Capital SA†	8.875%	5/15/2018	EUR	150		189,853

United Kingdom 0.25%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	200		260,907
Infinis plc†	9.125%	12/15/2014	GBP	1,250		2,068,170
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,000		1,352,284

Total						3,681,361

Total Foreign Bonds (cost $6,095,534)						5,982,306

FOREIGN GOVERNMENT OBLIGATIONS 1.28%

Argentina 0.10%

City of Buenos Aires†(b)	9.95%	3/1/2017		500		502,096
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		320		256,000
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410		398,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Argentina (continued)

Provincia de Neuquen†(b)	7.875%	4/26/2021	$200	$209,000
Republic of Argentina(b)	8.28%	12/31/2033	200	159,057

Total				1,524,878

Brazil 0.06%

Federal Republic of Brazil(b)	5.625%	1/7/2041	700	826,000

Cayman Islands 0.12%

Cayman Islands Government†	5.95%	11/24/2019	1,600	1,709,541

Dominican Republic 0.04%

Dominican Republic†(b)	7.50%	5/6/2021	400	412,400
Dominican Republic†(b)	9.04%	1/23/2018	109	120,774

Total				533,174

Ghana 0.08%

Republic of Ghana†(b)	8.50%	10/4/2017	1,025	1,145,438

Indonesia 0.09%

Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	900	921,150
Republic of Indonesia†(b)	5.25%	1/17/2042	450	482,062

Total				1,403,212

Lithuania 0.09%

Republic of Lithuania†(b)	6.125%	3/9/2021	1,050	1,097,250
Republic of Lithuania†(b)	6.625%	2/1/2022	250	269,688

Total				1,366,938

Namibia 0.07%

Republic of Namibia†(b)	5.50%	11/3/2021	1,000	1,037,500

Peru 0.02%

Republic of Peru(b)	6.55%	3/14/2037	200	254,500

Poland 0.15%

Republic of Poland(b)	5.00%	3/23/2022	2,098	2,237,097

Qatar 0.03%

State of Qatar†(b)	3.125%	1/20/2017	500	513,000

Romania 0.10%

Republic of Romania†(b)	6.75%	2/7/2022	1,500	1,545,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

Russia 0.11%

Russia Eurobonds†(b)	5.00%		4/29/2020	$1,500		$1,608,750

South Africa 0.05%

Republic of South Africa(b)	4.665%		1/17/2024	700		733,250

Sri Lanka 0.03%

Republic of Sri Lanka†(b)	6.25%		10/4/2020	450		441,000

Turkey 0.05%

Republic of Turkey(b)	6.25%		9/26/2022	750		808,125

Ukraine 0.06%

Ukraine Government†(b)	6.25%		6/17/2016	900		825,750

Venezuela 0.03%

Republic of Venezuela(b)	9.375%		1/13/2034	450		392,625

Total Foreign Government Obligations (cost $18,214,284)						18,905,778

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.86%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(h)	10/15/2020	—	(f)	6,437
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	19		17,837
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(h)	8/15/2021	2		18,806
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(h)	12/15/2020	—	(f)	3,984
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(h)	12/15/2020	—	(f)	5,794
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(h)	2/15/2021	—	(f)	4,391
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(h)	2/15/2021	—	(f)	4,864
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(h)	4/15/2021	—	(f)	2,628
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(h)	4/15/2021	—	(f)	3,549
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(h)	4/15/2021	—	(f)	10,945
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(h)	5/15/2021	—	(f)	20,428
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	23		22,046
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(h)	9/15/2021	—	(f)	5,128
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	41		40,709
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(h)	11/15/2021	—	(f)	2,674
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(h)	2/15/2022	—	(f)	1,011
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(h)	4/15/2022	—	(f)	1,621
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	84		77,350
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	37		34,699
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,660		7,765,800
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	10		2,084
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	5		4,229
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(h)	12/25/2021	—	(f)	3,595
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,692,574

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,829,566)						12,753,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.34%

Federal Home Loan Mortgage Corp.(i)	3.50%	TBA	$45,000	$46,258,596
Federal Home Loan Mortgage Corp.(i)	4.00%	TBA	45,000	47,116,404
Federal National Mortgage Assoc.(i)	3.50%	TBA	13,500	13,911,328
Federal National Mortgage Assoc.(i)	5.50%	TBA	15,000	16,303,128

Total Government Sponsored Enterprises Pass-Throughs (cost $123,273,312)				123,589,456

MUNICIPAL BONDS 0.80%

Other Revenue 0.25%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,149	1,345,146
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	2,000	2,404,220

Total				3,749,366

Transportation 0.18%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,395	1,574,160
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,182,328

Total				2,756,488

Utilities 0.37%

Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	1,500	1,573,680
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	395	505,363
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	2,505	2,628,321
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	620	719,832

Total				5,427,196

Total Municipal Bonds (cost $10,634,131)				11,933,050

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.35%

Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	1,325	1,451,186
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.225%#	7/15/2044	1,540	1,499,262
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	1,350	1,520,205
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	3,000	3,049,105
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%#	6/15/2022	1,752	1,703,992
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.815%#	6/15/2038	2,240	2,535,938
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	5.815%#	6/15/2038	875	927,012
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%	4/16/2049	3,000	3,331,899
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.794%#	9/15/2039	1,300	1,272,294
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.043%#	11/20/2056	2,500	2,514,010
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.883%#	7/10/2038	3,670	3,855,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	$1,737	$1,745,219
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	2,505	2,615,284
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	1,750	1,991,142
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	2,000	2,096,311
GS Mortgage Securities Corp. II 2011-GC5 AS†	5.209%	8/10/2044	3,000	3,241,626
Holmes Master Issuer plc 2010-1A A2†	1.967%#	10/15/2054	2,500	2,505,363
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,298	1,307,767
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.801%#	6/15/2049	3,330	3,358,947
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.816%#	6/15/2049	3,465	3,193,439
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%#	3/18/2051	2,975	2,987,906
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	1,275	1,172,262
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	2,060	2,157,267
Merrill Lynch Floating Trust 2008-LAQA A1†	0.795%#	7/9/2021	2,549	2,421,934
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.504%#	11/12/2037	2,500	2,480,673
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%#	11/12/2037	1,235	1,195,423
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	587	590,628
Merrill Lynch Mortgage Trust 2006-C2 A4	5.742%	8/12/2043	2,710	3,105,458
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.527%#	2/12/2039	900	813,180
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4	5.737%#	6/12/2050	3,000	3,257,145
Permanent Master Issuer plc 2010-1A†	1.717%#	7/15/2042	2,800	2,799,723
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.238%#	7/15/2042	1,620	1,440,181
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,892,143
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	2,160	2,165,916
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.74%#	6/15/2049	4,540	5,017,753

Total Non-Agency Commercial Mortgage-Backed Securities (cost $77,223,802)				79,212,981

U.S. TREASURY OBLIGATION 0.16%

U.S. Treasury Note (cost $2,332,728)	2.00%	2/15/2022	2,332	2,337,102

Total Long-Term Investments (cost $1,449,536,349)				1,523,426,395

SHORT-TERM INVESTMENTS 4.20%

Repurchase Agreements

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $1,155,000 of Federal National Mortgage Assoc. at 0.55% due 8/23/2013; value: $1,156,444; proceeds: $1,131,048			1,131	1,131,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements (continued)

Repurchase Agreement dated 2/29/2012, 0.13% due 3/1/2012 with Bank of America Corp. collateralized by $50,718,000 of U.S. Treasury Bond at 4.25% due 11/15/2040; value: $63,226,771; proceeds: $61,124,221	$61,124	$61,124,000

Total Short-Term Investments (cost $62,255,047)		62,255,047

Total Investments in Securities 107.01% (cost $1,511,791,396)		1,585,681,442

Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (7.01%)		(103,814,981)

Net Assets 100.00%		$1,481,866,461

CAD	Canadian Dollar.
EUR	euro.
GBP	British Pound.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)

Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a marginabove the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2012.

(f)	Amount is less than $1,000.
(g)	Investment in non-U.S. dollar denominated securities.
(h)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(i)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(j)	Liabilities in Excess of Cash, Foreign Cash and other Assets include net unrealized appreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at February 29, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	June 2012	353	Short	$(46,226,453)	$134,522
U.S. 30-Year Treasury Bond	June 2012	458	Short	(64,878,563)	321,349

Totals				$(111,105,016)	$455,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Open Forward Foreign Currency Exchange Contracts at February 29, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Argentine peso	Buy	JPMorgan Securities, Inc.	3/22/2012	8,700,000	$1,889,251	$1,984,348	$95,097
Argentine peso	Buy	Credit Suisse	6/1/2012	10,035,000	2,215,232	2,228,346	13,114
Brazilian real	Buy	Barclays Bank plc	3/22/2012	395,000	208,191	228,939	20,748
Brazilian real	Buy	Barclays Bank plc	3/22/2012	1,910,000	1,040,645	1,107,024	66,379
Brazilian real	Buy	Barclays Bank plc	3/22/2012	290,000	153,512	168,082	14,570
Brazilian real	Buy	Barclays Bank plc	4/24/2012	1,715,000	913,692	986,301	72,609
Brazilian real	Buy	UBS AG	6/1/2012	3,430,000	1,950,193	1,957,143	6,950
Brazilian real	Buy	UBS AG	6/1/2012	160,000	91,324	91,295	(29)
British pound	Buy	UBS AG	3/12/2012	207,450	322,272	330,009	7,737
British pound	Buy	UBS AG	3/12/2012	87,190	136,080	138,701	2,621
British pound	Buy	Barclays Bank plc	3/14/2012	6,000	9,387	9,545	158
Chilean peso	Buy	Credit Suisse	4/24/2012	325,500,000	625,841	674,189	48,348
Chilean peso	Buy	UBS AG	6/1/2012	1,115,000,000	2,294,711	2,299,982	5,271
Chinese yuan renminbi	Buy	Barclays Bank plc	3/22/2012	18,180,000	2,851,317	2,887,596	36,279
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	12,960,000	2,062,053	2,059,833	(2,220)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	1,000,000	158,983	158,938	(45)
Colombian peso	Buy	UBS AG	3/22/2012	200,000,000	102,987	112,944	9,957
Colombian peso	Buy	UBS AG	3/22/2012	3,210,000,000	1,646,145	1,812,754	166,609
Colombian peso	Buy	Goldman Sachs	4/24/2012	2,555,000,000	1,365,397	1,437,571	72,174
Czech koruna	Buy	Deutsche Bank Securities, Inc.	3/22/2012	15,950,000	813,776	853,370	39,594
Czech koruna	Buy	Morgan Stanley	3/22/2012	40,210,000	2,160,666	2,151,348	(9,318)
Czech koruna	Buy	Morgan Stanley	3/22/2012	3,500,000	178,937	187,260	8,323
Czech koruna	Buy	Morgan Stanley	3/22/2012	1,500,000	77,399	80,254	2,855
Czech koruna	Buy	Goldman Sachs	4/24/2012	71,325,000	3,500,785	3,815,497	314,712
Czech koruna	Buy	Credit Suisse	6/1/2012	36,750,000	1,906,615	1,965,837	59,222
Czech koruna	Buy	Credit Suisse	6/1/2012	3,000,000	160,914	160,477	(437)
euro	Buy	Goldman Sachs	5/11/2012	88,000	116,508	117,279	771
Hong Kong dollar	Buy	Barclays Bank plc	3/22/2012	28,635,000	3,687,701	3,692,033	4,332
Hong Kong dollar	Buy	Barclays Bank plc	3/22/2012	1,200,000	154,224	154,721	497
Hong Kong dollar	Buy	Barclays Bank plc	4/24/2012	28,645,000	3,689,297	3,693,613	4,316
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	30,310,000	3,910,408	3,908,624	(1,784)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	1,035,000	133,481	133,468	(13)
Hungarian forint	Buy	Barclays Bank plc	3/22/2012	91,000,000	405,382	419,114	13,732
Hungarian forint	Buy	Barclays Bank plc	3/22/2012	39,000,000	166,874	179,620	12,746
Hungarian forint	Buy	JPMorgan Securities, Inc.	3/22/2012	297,000,000	1,216,761	1,367,878	151,117
Hungarian forint	Buy	JPMorgan Securities, Inc.	3/22/2012	15,000,000	63,540	69,085	5,545
Hungarian forint	Buy	UBS AG	4/24/2012	737,000,000	2,966,033	3,378,962	412,929
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	576,000,000	2,557,386	2,628,388	71,002
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	16,500,000	75,649	75,292	(357)
Indian rupee	Buy	Barclays Bank plc	3/22/2012	13,600,000	250,184	275,631	25,447
Indian rupee	Buy	Barclays Bank plc	3/22/2012	6,930,000	128,930	140,450	11,520
Indian rupee	Buy	Barclays Bank plc	3/22/2012	38,635,000	732,417	783,016	50,599
Indian rupee	Buy	UBS AG	4/24/2012	109,100,000	2,038,109	2,190,255	152,146
Indian rupee	Buy	Goldman Sachs	6/1/2012	52,430,000	1,040,587	1,045,720	5,133
Indonesian rupiah	Buy	UBS AG	3/22/2012	1,070,000,000	115,178	117,850	2,672
Indonesian rupiah	Buy	UBS AG	3/22/2012	12,750,000,000	1,391,466	1,404,285	12,819
Indonesian rupiah	Buy	Barclays Bank plc	4/24/2012	21,800,000,000	2,336,549	2,386,687	50,138
Israeli new shekel	Buy	Barclays Bank plc	3/22/2012	4,980,000	1,334,048	1,315,787	(18,261)
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	10,900,000	2,892,959	2,875,041	(17,918)
Malaysian ringgit	Buy	Barclays Bank plc	3/22/2012	830,000	264,163	276,427	12,264
Malaysian ringgit	Buy	Barclays Bank plc	4/24/2012	3,100,000	996,945	1,030,609	33,664
Malaysian ringgit	Buy	Barclays Bank plc	4/24/2012	4,560,000	1,439,848	1,515,993	76,145
Malaysian ringgit	Buy	UBS AG	6/1/2012	400,000	132,983	132,716	(267)
Mexican peso	Buy	Barclays Bank plc	3/22/2012	17,200,000	1,265,704	1,337,262	71,558
Mexican peso	Buy	Barclays Bank plc	3/22/2012	1,260,000	90,204	97,962	7,758
Mexican peso	Buy	JPMorgan Securities, Inc.	3/22/2012	15,675,000	1,117,440	1,218,696	101,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Mexican peso	Buy	JPMorgan Securities, Inc.	3/22/2012	11,360,000	$830,470	$883,215	$52,745
Mexican peso	Buy	UBS AG	4/24/2012	77,230,000	5,603,686	5,988,320	384,634
Mexican peso	Buy	Morgan Stanley	6/1/2012	98,365,000	7,628,446	7,604,310	(24,136)
Mexican peso	Buy	Morgan Stanley	6/1/2012	2,400,000	185,931	185,537	(394)
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	7,350,000	2,727,273	2,741,747	14,474
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	1,985,000	737,370	740,458	3,088
Philippine peso	Buy	Goldman Sachs	3/22/2012	67,600,000	1,563,367	1,578,957	15,590
Philippine peso	Buy	Barclays Bank plc	6/1/2012	30,440,000	708,731	709,287	556
Polish zloty	Buy	Goldman Sachs	3/22/2012	9,135,000	2,740,116	2,942,162	202,046
Polish zloty	Buy	Goldman Sachs	3/22/2012	1,030,000	293,330	331,738	38,408
Polish zloty	Buy	JPMorgan Securities, Inc.	3/22/2012	5,745,000	1,662,257	1,850,325	188,068
Polish zloty	Buy	JPMorgan Securities, Inc.	3/22/2012	400,000	114,989	128,830	13,841
Polish zloty	Buy	Barclays Bank plc	4/24/2012	21,265,000	5,984,064	6,825,818	841,754
Polish zloty	Buy	UBS AG	6/1/2012	14,790,000	4,561,830	4,729,407	167,577
Polish zloty	Buy	UBS AG	6/1/2012	380,000	117,296	121,513	4,217
Romanian new leu	Buy	Morgan Stanley	3/22/2012	575,000	171,667	175,560	3,893
Romanian new leu	Buy	Morgan Stanley	3/22/2012	2,700,000	827,459	824,369	(3,090)
Romanian new leu	Buy	Goldman Sachs	4/24/2012	1,280,000	369,408	389,318	19,910
Romanian new leu	Buy	UBS AG	6/1/2012	5,170,000	1,544,944	1,565,982	21,038
Romanian new leu	Buy	UBS AG	6/1/2012	4,880,000	1,483,283	1,478,141	(5,142)
Russian ruble	Buy	Barclays Bank plc	3/22/2012	78,400,000	2,499,960	2,675,061	175,101
Russian ruble	Buy	Deutsche Bank Securities, Inc.	3/22/2012	8,050,000	246,955	274,671	27,716
Russian ruble	Buy	Deutsche Bank Securities, Inc.	3/22/2012	43,170,000	1,354,353	1,472,990	118,637
Russian ruble	Buy	Barclays Bank plc	6/1/2012	25,345,000	846,244	856,385	10,141
Singapore dollar	Buy	Barclays Bank plc	3/22/2012	3,320,000	2,598,622	2,654,647	56,025
Singapore dollar	Buy	JPMorgan Securities, Inc.	3/22/2012	250,000	191,921	199,898	7,977
Singapore dollar	Buy	Morgan Stanley	4/24/2012	5,180,000	4,008,202	4,142,010	133,808
Singapore dollar	Buy	Morgan Stanley	4/24/2012	180,000	144,509	143,931	(578)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	11,150,000	8,840,156	8,917,218	77,062
Singapore dollar	Buy	Goldman Sachs	6/1/2012	110,000	87,208	87,973	765
Singapore dollar	Buy	Goldman Sachs	6/1/2012	200,000	160,237	159,950	(287)
South African rand	Buy	JPMorgan Securities, Inc.	3/22/2012	2,070,000	244,233	274,759	30,526
South African rand	Buy	JPMorgan Securities, Inc.	3/22/2012	3,580,000	438,443	475,186	36,743
South African rand	Buy	Barclays Bank plc	4/24/2012	13,845,000	1,677,987	1,828,982	150,995
South African rand	Buy	Barclays Bank plc	4/24/2012	5,485,000	696,028	724,591	28,563
South African rand	Buy	Barclays Bank plc	6/1/2012	41,045,000	5,231,328	5,392,662	161,334
South African rand	Buy	Barclays Bank plc	6/1/2012	690,000	87,411	90,655	3,244
South Korean won	Buy	UBS AG	6/1/2012	805,000,000	715,238	714,578	(660)
South Korean won	Buy	UBS AG	6/1/2012	428,000,000	376,231	379,924	3,693
Taiwan dollar	Buy	UBS AG	3/22/2012	4,230,000	140,812	143,900	3,088
Taiwan dollar	Buy	Barclays Bank plc	4/24/2012	16,600,000	553,333	565,145	11,812
Thai baht	Buy	UBS AG	4/24/2012	38,200,000	1,196,030	1,257,655	61,625
Thai baht	Buy	UBS AG	4/24/2012	32,400,000	1,023,050	1,066,702	43,652
Thai baht	Buy	UBS AG	4/24/2012	23,885,000	771,429	786,363	14,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Thai baht	Buy	Barclays Bank plc	6/1/2012	48,610,000	$1,573,648	$1,597,031	$23,383
Turkish lira	Buy	JPMorgan Securities, Inc.	3/22/2012	820,000	438,996	466,773	27,777
Turkish lira	Buy	JPMorgan Securities, Inc.	3/22/2012	590,000	307,484	335,849	28,365
Turkish lira	Buy	JPMorgan Securities, Inc.	3/22/2012	320,000	166,467	182,155	15,688
Turkish lira	Buy	JPMorgan Securities, Inc.	3/22/2012	1,060,000	551,784	603,390	51,606
Turkish lira	Buy	UBS AG	3/22/2012	10,030,000	5,363,923	5,709,433	345,510
Turkish lira	Buy	Barclays Bank plc	4/24/2012	3,895,000	2,037,995	2,202,485	164,490
Turkish lira	Buy	Goldman Sachs	6/1/2012	10,705,000	5,921,235	6,009,049	87,814
Argentine peso	Sell	JPMorgan Securities, Inc.	3/22/2012	6,110,000	1,388,163	1,393,605	(5,442)
British pound	Sell	UBS AG	3/12/2012	1,600,000	2,499,456	2,545,259	(45,803)
British pound	Sell	Barclays Bank plc	3/14/2012	145,000	226,162	230,660	(4,498)
Canadian dollar	Sell	JPMorgan Securities, Inc.	6/4/2012	2,100,000	2,100,525	2,117,852	(17,327)
Chinese yuan renminbi	Sell	Barclays Bank plc	3/22/2012	335,000	52,698	53,209	(511)
Colombian peso	Sell	UBS AG	3/22/2012	2,505,000,000	1,397,879	1,414,626	(16,747)
euro	Sell	Goldman Sachs	5/11/2012	980,000	1,286,701	1,306,066	(19,365)
euro	Sell	Goldman Sachs	5/11/2012	110,000	145,456	146,599	(1,143)
euro	Sell	Morgan Stanley	5/11/2012	170,000	224,196	226,562	(2,366)
Indian rupee	Sell	Barclays Bank plc	3/22/2012	35,240,000	670,599	714,210	(43,611)
Indonesian rupiah	Sell	UBS AG	3/22/2012	1,560,000,000	173,700	171,818	1,882
Indonesian rupiah	Sell	Barclays Bank plc	4/24/2012	8,600,000,000	938,045	941,537	(3,492)
Israeli new shekel	Sell	Barclays Bank plc	3/22/2012	2,370,000	615,914	626,188	(10,274)
Israeli new shekel	Sell	Barclays Bank plc	3/22/2012	2,610,000	694,250	689,599	4,651
Mexican peso	Sell	JPMorgan Securities, Inc.	3/22/2012	8,230,000	637,178	639,864	(2,686)
Philippine peso	Sell	Goldman Sachs	3/22/2012	10,400,000	236,902	242,917	(6,015)
Philippine peso	Sell	Goldman Sachs	3/22/2012	28,085,000	656,192	655,991	201
Polish zloty	Sell	Goldman Sachs	3/22/2012	2,295,000	729,196	739,164	(9,968)
Taiwan dollar	Sell	Barclays Bank plc	4/24/2012	31,800,000	1,066,756	1,082,627	(15,871)
Turkish lira	Sell	UBS AG	3/22/2012	1,265,000	714,407	720,083	(5,676)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,938,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 96.20%
ASSET-BACKED SECURITIES 7.42%

Automobiles 2.55%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$29	$29,092
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	22	21,990
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	8	8,230
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	148	148,282
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	130	130,162
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	125	125,103
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	300	300,122
CarMax Auto Owner Trust 2012-1 A3	0.89%	9/15/2016	200	200,040
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	7	6,545
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	12	12,397
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	440	440,162
Ford Credit Auto Owner Trust 2011-B A2	0.68%	1/15/2014	213	213,228
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	129	129,172
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	235	235,234
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	179	178,985
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	265	265,081
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	181	181,475
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	161	160,719
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	109	108,973
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	78	77,524
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	100	99,705
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	460	463,770
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	173	172,809
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	125	125,414
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	170	170,337

Total				4,004,551

Credit Cards 3.28%

Cabela’s Master Credit Card Trust 2009-1A A†	2.249%#	3/16/2015	500	500,416
Capital One Multi-Asset Execution Trust 2007-A4	0.279%#	3/16/2015	746	745,986
Citibank Credit Card Issuance Trust 2009-A1	1.999%#	3/17/2014	700	700,500
Citibank Omni Master Trust 2009-A14A†	2.999%#	8/15/2018	300	316,873
Citibank Omni Master Trust 2009-A8†	2.349%#	5/16/2016	950	953,951
Discover Card Master Trust 2009-A1	1.549%#	12/15/2014	435	436,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)

Discover Card Master Trust 2009-A2 A	1.549	%#	2/17/2015	$200	$201,223
GE Capital Credit Card Master Note Trust 2007-2 A	0.289	%#	3/15/2015	500	499,984
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	550	556,847
World Financial Network Credit Card Master Trust 2006-A†	0.379	%#	2/15/2017	250	249,021

Total					5,161,457

Home Equity 0.07%

Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.314	%#	12/25/2036	118	110,041

Other 1.52%

Nelnet Student Loan Trust 2010-4A A†	1.044	%#	4/25/2046	370	368,863
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.59	%#	7/25/2016	22	22,099
SLM Student Loan Trust 2007-2 A2	0.56	%#	7/25/2017	250	248,355
SLM Student Loan Trust 2007-8 A1	0.79	%#	7/27/2015	7	6,888
SLM Student Loan Trust 2010-A 2A†	3.499	%#	5/16/2044	266	271,838
SLM Student Loan Trust 2010-C A1†	1.899	%#	12/15/2017	341	342,214
SLM Student Loan Trust 2011-1 A1(a)	0.764	%#	3/25/2026	410	406,462
SLM Student Loan Trust 2011-A A1†	1.249	%#	10/15/2024	276	273,925
SLM Student Loan Trust 2011-B A1†	1.099	%#	12/16/2024	446	442,209

Total					2,382,853

Total Asset-Backed Securities (cost $11,679,218)					11,658,902

CORPORATE BONDS 53.40%

Air Transportation 0.11%

Continental Airlines, Inc.	7.461%		4/1/2015	40	39,895
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	125	128,879

Total					168,774

Auto Parts: Original Equipment 0.13%

Hertz Corp. (The)	7.50%		10/15/2018	55	59,606
International Automotive Components Group SL (Spain)†(b)	9.125%		6/1/2018	25	22,375
Stanadyne Corp.	10.00%		8/15/2014	85	78,200
Stanadyne Holdings, Inc.	12.00%		2/15/2015	50	44,938

Total					205,119

Auto Trucks & Parts 0.02%

Commercial Vehicle Group, Inc.†	7.875%		4/15/2019	25	25,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto: Replacement Parts 0.05%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	$75	$76,312

Automotive 0.15%

BakerCorp†	8.25%	6/1/2019	25	25,625
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	10	10,850
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	200	202,565

Total				239,040

Banks: Diversified 6.75%

Ally Financial, Inc.	5.50%	2/15/2017	75	76,043
Associated Banc-Corp.	5.125%	3/28/2016	300	318,541
Banco do Brasil SA	3.875%	1/23/2017	200	202,000
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	100	102,000
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	100	101,720
Bank of America Corp.	7.375%	5/15/2014	700	756,981
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	440	454,448
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	320	324,623
CIT Group, Inc.†	4.75%	2/15/2015	150	152,625
Citigroup, Inc.	2.65%	3/2/2015	275	275,274
Citigroup, Inc.	4.587%	12/15/2015	75	79,507
Citigroup, Inc.	5.30%	1/7/2016	175	189,023
Citigroup, Inc.	5.50%	8/27/2012	250	254,545
Citigroup, Inc.	5.85%	8/2/2016	275	301,296
Citigroup, Inc.	6.00%	12/13/2013	150	159,238
Citigroup, Inc.	6.01%	1/15/2015	50	54,490
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	280	292,934
DBS Bank Ltd. (Singapore)†(b)	2.35%	2/28/2017	200	200,546
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	600	608,480
Fifth Third Bank	4.75%	2/1/2015	250	263,901
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	150	156,123
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	124,303
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	45	45,204
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	550	561,380
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	55	58,336
Goldman Sachs Group, Inc. (The)	5.75%	10/1/2016	25	26,942
HSBC USA, Inc.	2.375%	2/13/2015	50	50,740
JPMorgan Chase & Co.	3.15%	7/5/2016	95	97,914
JPMorgan Chase & Co.	3.45%	3/1/2016	125	129,964
JPMorgan Chase & Co.	3.70%	1/20/2015	300	318,718
Morgan Stanley	2.161%#	1/24/2014	50	48,040
Morgan Stanley	5.375%	10/15/2015	200	207,483
Morgan Stanley	6.00%	4/28/2015	300	316,244
Morgan Stanley	6.00%	5/13/2014	175	183,468
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	200	200,324
Nordea Eiendomskreditt AS (Norway)†(b)	1.875%	4/7/2014	260	262,702
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	11,513
Sberbank via SB Capital SA (Russia)†(b)	4.95%	2/7/2017	200	202,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Sberbank via SB Capital SA (Russia)(b)	5.40%	3/24/2017	$100	$103,150
Shinhan Bank (South Korea)†(b)	4.375%	7/27/2017	200	207,900
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.625%	5/27/2016	520	533,917
Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	380	394,775
Synovus Financial Corp.	7.875%	2/15/2019	125	128,750
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%	9/14/2016	410	414,031
Wells Fargo & Co.	1.25%	2/13/2015	25	24,968
Wells Fargo Bank, NA	4.75%	2/9/2015	250	269,120
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	350	366,251

Total				10,612,975

Banks: Money Center 0.49%

Banco de Credito del Peru (Peru)†(b)	4.75%	3/16/2016	50	51,250
Caribbean Development Bank†	0.862%#	7/19/2013	200	200,036
Central American Bank for Economic Integration (Honduras)†(b)	3.875%	2/9/2017	100	101,257
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	200	205,041
Zions Bancorporation	7.75%	9/23/2014	200	214,183

Total				771,767

Beverages 0.41%

Bacardi Ltd.†	7.45%	4/1/2014	190	213,161
Central American Bottling Corp.†	6.75%	2/9/2022	30	31,275
FBG Finance Ltd. (Australia)†(b)	5.125%	6/15/2015	180	198,690
Pernod-Ricard SA (France)†(b)	2.95%	1/15/2017	200	204,183

Total				647,309

Biotechnology Research & Production 0.22%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	157	175,840
Life Technologies Corp.	3.375%	3/1/2013	160	163,131

Total				338,971

Broadcasting 0.09%

Cox Communications, Inc.	4.625%	6/1/2013	50	52,425
Cox Communications, Inc.	7.125%	10/1/2012	90	93,407

Total				145,832

Brokers 0.10%

E*Trade Financial Corp.	6.75%	6/1/2016	50	51,125
E*Trade Financial Corp.	12.50%	11/30/2017	50	58,500
Raymond James Financial, Inc.	8.60%	8/15/2019	35	40,850

Total				150,475

Building Materials 0.16%

Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	50	50,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials (continued)

Nortek, Inc.	8.50%	4/15/2021	$115	$111,838
Owens Corning, Inc.	6.50%	12/1/2016	75	83,015

Total				244,853

Business Services 0.33%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	100	104,750
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	105	105,420
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	111	103,785
UR Financing Escrow Corp.†(c)	5.75%	7/15/2018	25	25,750
Verisk Analytics, Inc.	4.875%	1/15/2019	175	181,936

Total				521,641

Cable Services 0.34%

Historic TW, Inc.	9.125%	1/15/2013	125	133,598
Insight Communications Co., Inc.†	9.375%	7/15/2018	350	403,375

Total				536,973

Chemicals 1.61%

Airgas, Inc.	2.85%	10/1/2013	125	128,250
Airgas, Inc.	7.125%	10/1/2018	425	462,346
Dow Chemical Co. (The)	5.90%	2/15/2015	485	547,811
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	250	254,459
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	40	36,700
Lyondell Chemical Co.	11.00%	5/1/2018	300	330,177
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	500	513,797
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	60	50,700
Phibro Animal Health Corp.†	9.25%	7/1/2018	15	14,400
Taminco Global Chemical Corp.†	9.75%	3/31/2020	25	26,250
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	150	161,842

Total				2,526,732

Coal 0.04%

Peabody Energy Corp.†	6.00%	11/15/2018	60	63,150

Communications & Media 0.07%

Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	100	112,750

Communications Services 0.14%

Avaya, Inc.	9.75%	11/1/2015	120	120,600
Avaya, Inc. PIK	10.125%	11/1/2015	100	100,750

Total				221,350

Communications Technology 0.02%

Motorola Solutions, Inc.	5.375%	11/15/2012	25	25,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Hardware 0.27%

Hewlett-Packard Co.	4.50%	3/1/2013	$195	$202,134
Hewlett-Packard Co.	6.125%	3/1/2014	165	180,389
Seagate Technology International†	10.00%	5/1/2014	35	40,075

Total				422,598

Computer Software 0.32%

Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	25	27,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	458	479,755

Total				506,755

Construction/Homebuilding 0.28%

CRH America, Inc.	6.00%	9/30/2016	21	22,921
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	200	208,000
URBI Desarrollos Urbanos SAB de CV (Mexico)†(b)	9.75%	2/3/2022	200	206,000

Total				436,921

Consumer Products 0.02%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	25	26,969

Containers 0.91%

Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	250	274,375
Rock-Tenn Co.†	4.45%	3/1/2019	75	76,333
Rock-Tenn Co.	5.625%	3/15/2013	100	104,000
Rock-Tenn Co.	9.25%	3/15/2016	725	763,932
Sealed Air Corp.	7.875%	6/15/2017	150	162,079
Sealed Air Corp.†	8.125%	9/15/2019	50	56,750

Total				1,437,469

Copper 0.07%

Southern Copper Corp.	6.375%	7/27/2015	100	112,056

Diversified 0.19%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	80	92,564
MMI International Ltd. (Malaysia)†(b)	8.00%	3/1/2017	200	208,000

Total				300,564

Drugs 0.02%

Celgene Corp.	2.45%	10/15/2015	25	25,702

Electric: Power 2.14%

AES Red Oak LLC	8.54%	11/30/2019	223	229,545
Black Hills Corp.	6.50%	5/15/2013	385	404,039
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	516,661
Empresa de Energia de Bogota SA (Colombia)†(b)	6.125%	11/10/2021	200	211,000
Entergy Mississippi, Inc.	3.25%	6/1/2016	80	83,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	$100	$107,258
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	100	101,301
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	750	776,372
LG&E and KU Energy LLC	2.125%	11/15/2015	40	39,901
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	350	385,000
Oncor Electric Delivery Co.	5.95%	9/1/2013	125	133,878
Pepco Holdings, Inc.	2.70%	10/1/2015	25	25,345
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	200	209,771
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	125	135,816

Total				3,359,267

Electrical Equipment 0.41%

Amphenol Corp.	4.75%	11/15/2014	500	541,694
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	100	108,500

Total				650,194

Electrical: Household 0.10%

WireCo WorldGroup, Inc.†	10.25%	5/15/2017	160	164,800

Electronics 0.16%

FLIR Systems, Inc.	3.75%	9/1/2016	250	255,917

Electronics: Semi-Conductors/Components 0.12%

Agilent Technologies, Inc.	5.50%	9/14/2015	25	28,251
National Semiconductor Corp.	3.95%	4/15/2015	150	164,028

Total				192,279

Energy Equipment & Services 1.03%

Energy Transfer Partners LP	5.95%	2/1/2015	425	465,897
Energy Transfer Partners LP	6.00%	7/1/2013	450	474,718
Energy Transfer Partners LP	8.50%	4/15/2014	8	9,101
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	230	245,985
NRG Energy, Inc.	7.375%	1/15/2017	405	421,200

Total				1,616,901

Engineering & Contracting Services 0.12%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	225	191,250

Entertainment 0.77%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	100	111,375
Production Resource Group LLC†	8.875%	5/1/2019	115	100,913
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	150	150,750
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	550	603,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Entertainment (continued)

Universal City Development Partners Ltd./UCDP Finance, Inc.	10.875%	11/15/2016	$200	$240,923

Total				1,207,910

Environmental Services 0.14%

Casella Waste Systems, Inc.	11.00%	7/15/2014	200	217,750

Financial Services 3.36%

Aon Corp.	3.125%	5/27/2016	50	51,652
Aon Corp.	3.50%	9/30/2015	25	26,158
Banco Bradesco SA†	2.598%#	5/16/2014	200	198,343
Banco Bradesco SA†	4.50%	1/12/2017	200	206,500
ERAC USA Finance LLC†	2.25%	1/10/2014	200	200,336
ERAC USA Finance LLC†	5.80%	10/15/2012	175	179,974
FMR LLC†	4.75%	3/1/2013	150	153,877
General Electric Capital Corp.	2.15%	1/9/2015	200	205,324
General Electric Capital Corp.	4.375%	9/21/2015	835	914,681
General Electric Capital Corp.	5.00%	1/8/2016	200	222,860
Hyundai Capital America†	3.75%	4/6/2016	100	101,209
Hyundai Capital America†	4.00%	6/8/2017	100	101,752
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	325	331,348
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	200	216,500
Prudential Financial, Inc.	6.20%	1/15/2015	125	138,622
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	215	222,172
TD Ameritrade Holding Corp.	4.15%	12/1/2014	325	345,710
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	600	657,000
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	350	366,859
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	100	105,098
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	300	333,931

Total				5,279,906

Financial: Miscellaneous 1.76%

Compagnie de Financement Foncier (France)†(b)	1.625%	7/23/2012	800	800,770
Compagnie de Financement Foncier (France)†(b)	2.125%	4/22/2013	400	400,446
Ford Motor Credit Co. LLC	4.25%	2/3/2017	200	205,890
Ford Motor Credit Co. LLC	7.00%	4/15/2015	200	222,500
Ford Motor Credit Co. LLC	12.00%	5/15/2015	275	347,859
SLM Corp.	5.125%	8/27/2012	50	50,535
SLM Corp.	6.00%	1/25/2017	25	25,835
SLM Corp.	6.25%	1/25/2016	675	705,982

Total				2,759,817

Food 1.37%

B&G Foods, Inc.	7.625%	1/15/2018	25	27,219
CCL Finance Ltd.†	9.50%	8/15/2014	100	113,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food (continued)

FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	$175	$169,312
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	50	51,750
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	100	116,125
Kraft Foods, Inc.	1.457%#	7/10/2013	151	151,831
Sara Lee Corp.	3.875%	6/15/2013	250	258,529
Southern States Cooperative, Inc.†	11.25%	5/15/2015	80	85,600
Tesco plc (United Kingdom)†(b)	2.00%	12/5/2014	200	203,355
Tyson Foods, Inc.	10.50%	3/1/2014	375	438,750
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	525	539,849

Total				2,156,070

Gaming 0.21%

CCM Merger, Inc.†	8.00%	8/1/2013	300	298,500
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	25	25,031

Total				323,531

Health Care Products 0.82%

Bausch & Lomb, Inc.	9.875%	11/1/2015	150	158,063
Biomet, Inc.	11.625%	10/15/2017	400	438,500
Boston Scientific Corp.	6.25%	11/15/2015	100	111,280
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	25	26,531
HCA, Inc.	8.50%	4/15/2019	500	562,500

Total				1,296,874

Health Care Services 0.31%

Centene Corp.	5.75%	6/1/2017	108	113,130
Kindred Healthcare, Inc.	8.25%	6/1/2019	150	141,563
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	225	231,187

Total				485,880

Hospital Management 0.06%

Universal Health Services, Inc.	7.125%	6/30/2016	90	102,037

Household Equipment/Products 0.12%

Libbey Glass, Inc.	10.00%	2/15/2015	175	188,781

Household Furnishings 0.42%

Sealy Mattress Co.†	10.875%	4/15/2016	5	5,463
Simmons Bedding Co.†	11.25%	7/15/2015	160	165,798
Whirlpool Corp.	8.00%	5/1/2012	100	101,064
Whirlpool Corp.	8.60%	5/1/2014	350	390,391

Total				662,716

Insurance 0.87%

American International Group, Inc.	8.25%	8/15/2018	100	120,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance (continued)

Fidelity National Financial, Inc.	6.60%	5/15/2017	$100	$106,854
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	160	168,508
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	125	137,281
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	200	205,071
Lincoln National Corp.	5.65%	8/27/2012	50	50,993
Willis North America, Inc.	5.625%	7/15/2015	535	579,651

Total				1,368,442

Investment Management Companies 0.34%

Lazard Group LLC	6.85%	6/15/2017	75	81,613
Lazard Group LLC	7.125%	5/15/2015	400	431,424
Offshore Group Investment Ltd.	11.50%	8/1/2015	25	28,000

Total				541,037

Jewelry, Watches & Gemstones 0.07%

ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	100	110,750

Leasing 0.22%

International Lease Finance Corp.	5.625%	9/20/2013	119	121,677
International Lease Finance Corp.	5.75%	5/15/2016	150	152,943
International Lease Finance Corp.	6.375%	3/25/2013	25	25,688
International Lease Finance Corp.†	6.50%	9/1/2014	50	53,500

Total				353,808

Leisure 0.07%

Chester Downs & Marina LLC†	9.25%	2/1/2020	10	10,500
Easton-Bell Sports, Inc.	9.75%	12/1/2016	85	94,775

Total				105,275

Lodging 0.38%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	175	180,250
Hyatt Hotels Corp.	3.875%	8/15/2016	50	51,818
Hyatt Hotels Corp.†	5.75%	8/15/2015	50	54,219
Marina District Finance Co., Inc.	9.875%	8/15/2018	150	143,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	40	42,050
Wyndham Worldwide Corp.	9.875%	5/1/2014	100	118,222

Total				589,809

Machinery: Agricultural 0.49%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	125	101,875
Camposol SA (Peru)†(b)	9.875%	2/2/2017	70	72,800
Lorillard Tobacco Co.	3.50%	8/4/2016	175	183,014
Universal Corp.	5.20%	10/15/2013	25	25,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Agricultural (continued)

Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	$200	$197,000
Virgolino de Oliveira Finance Ltd. (Luxembourg) †(b)	11.75%	2/9/2022	200	197,750

Total				778,255

Machinery: Industrial/Specialty 0.24%

Cleaver-Brooks, Inc.†	12.25%	5/1/2016	45	47,025
CPM Holdings, Inc.	10.625%	9/1/2014	107	115,827
Dematic SA (Luxembourg) †(b)	8.75%	5/1/2016	200	208,000

Total				370,852

Machinery: Oil Well Equipment & Services 0.07%

National Oilwell Varco, Inc.	6.125%	8/15/2015	100	102,371

Manufacturing 0.14%

Smiths Group plc (United Kingdom) †(b)	6.05%	5/15/2014	200	214,439

Materials & Commodities 0.18%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	15	16,237
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	250	266,875

Total				283,112

Media 1.44%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,300	1,367,899
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	150	175,125
Time Warner Entertainment Co. LP	10.15%	5/1/2012	250	253,492
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	100	102,750
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	53	58,963
Vivendi SA (France) †(b)	5.75%	4/4/2013	300	312,040

Total				2,270,269

Metal Fabricating 0.78%

Timken Co.	6.00%	9/15/2014	175	188,462
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	500	511,474
Xstrata Canada Corp. (Canada) (b)	7.35%	6/5/2012	515	523,725

Total				1,223,661

Metals & Minerals: Miscellaneous 3.27%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	900	1,035,760
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	490	635,287
Compass Minerals International, Inc.	8.00%	6/1/2019	100	110,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,575	1,648,712
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	50	57,125
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	130	137,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous (continued)

Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	$1,225	$1,520,994

Total				5,145,853

Multi-Sector Companies 0.08%

General Electric Co.	5.00%	2/1/2013	125	130,114

Natural Gas 0.18%

Tennessee Gas Pipeline Co.	8.00%	2/1/2016	250	290,242

Oil 2.17%

Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	200	214,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	20	21,550
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	125	132,491
Chaparral Energy, Inc.	8.875%	2/1/2017	35	36,662
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	206,889
Continental Resources, Inc.	8.25%	10/1/2019	100	112,750
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	200	210,250
GlobalSantaFe Corp.	5.00%	2/15/2013	225	231,847
HollyFrontier Corp.	9.875%	6/15/2017	195	218,887
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	100	107,296
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	100	121,775
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	25	26,781
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	100	108,500
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	125	134,375
NuStar Logistics LP	6.05%	3/15/2013	255	265,749
Oasis Petroleum, Inc.	6.50%	11/1/2021	10	10,350
PC Financial Partnership	5.00%	11/15/2014	125	137,464
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	100	80,500
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	105,820
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	269,375
Rosetta Resources, Inc.	9.50%	4/15/2018	100	109,000
SM Energy Co.†	6.50%	11/15/2021	25	27,125
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	10	11,083
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	105,800
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	100	112,750
Whiting Petroleum Corp.	7.00%	2/1/2014	200	215,000
WPX Energy, Inc.†	5.25%	1/15/2017	75	76,875

Total				3,410,944

Oil: Crude Producers 2.01%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	200	212,500
Anadarko Petroleum Corp.	5.75%	6/15/2014	190	207,044
Anadarko Petroleum Corp.	7.625%	3/15/2014	18	19,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Chesapeake Midstream Partners LP/CHKM Finance Corp.†	5.875%	4/15/2021	$25	$25,625
Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	30	31,200
Enogex LLC†	6.875%	7/15/2014	25	27,235
Enterprise Products Operating LLC	4.60%	8/1/2012	120	121,908
Enterprise Products Operating LLC	6.125%	2/1/2013	15	15,649
Holly Energy Partners LP/Holly Energy Finance Corp.† (c)	6.50%	3/1/2020	25	25,594
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	150	159,750
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	25	26,656
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	284,988
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	75	76,991
Murphy Oil Corp.	6.375%	5/1/2012	150	151,153
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	225	235,688
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	265	290,175
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	75	79,717
Petroleum Development Corp.	12.00%	2/15/2018	150	164,250
Southeast Supply Header LLC†	4.85%	8/15/2014	700	743,112
Southern Star Central Corp.	6.75%	3/1/2016	200	204,000
Southern Star Central Corp.†	6.75%	3/1/2016	25	25,500
W&T Offshore, Inc.	8.50%	6/15/2019	30	32,438

Total				3,161,169

Oil: Integrated Domestic 1.14%

Basic Energy Services, Inc.	7.75%	2/15/2019	50	51,750
Buckeye Partners LP	4.625%	7/15/2013	125	129,166
Frontier Oil Corp.	8.50%	9/15/2016	75	80,625
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	275	281,806
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	200	200,912
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	200	213,336
Rockies Express Pipeline LLC†	3.90%	4/15/2015	300	291,000
Rockies Express Pipeline LLC†	6.25%	7/15/2013	525	538,125

Total				1,786,720

Oil: Integrated International 1.10%

Petrobras International Finance Co.	2.875%	2/6/2015	60	61,562
Petrobras International Finance Co.	3.875%	1/27/2016	50	52,398
Petrohawk Energy Corp.	7.875%	6/1/2015	650	689,813
Petrohawk Energy Corp.	10.50%	8/1/2014	425	474,406
Transocean, Inc.	4.95%	11/15/2015	153	165,610
Transocean, Inc.	5.05%	12/15/2016	50	54,761
Transocean, Inc.	5.25%	3/15/2013	56	57,702
Weatherford International Ltd.	4.95%	10/15/2013	59	62,123
Weatherford International Ltd.	5.15%	3/15/2013	100	103,484

Total				1,721,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products 2.22%

Clearwater Paper Corp.	10.625%	6/15/2016	$250	$285,312
Georgia-Pacific LLC†	8.25%	5/1/2016	1,725	1,911,535
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	51,741
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	25	25,813
Louisiana-Pacific Corp.	13.00%	3/15/2017	225	221,063
MeadWestvaco Corp.	6.85%	4/1/2012	150	150,377
PH Glatfelter Co.	7.125%	5/1/2016	350	359,625
Plum Creek Timberlands LP	5.875%	11/15/2015	50	55,072
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	385	389,812
West Fraser Timber Co. Ltd. (Canada) †(b)	5.20%	10/15/2014	40	42,200

Total				3,492,550

Plastics 0.15%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	225	232,875

Pollution Control 0.82%

Allied Waste North America, Inc.	6.875%	6/1/2017	800	839,920
Clean Harbors, Inc.	7.625%	8/15/2016	274	291,810
Waste Management, Inc.	6.375%	11/15/2012	150	155,749

Total				1,287,479

Real Estate Investment Trusts 2.84%

AvalonBay Communities, Inc.	5.375%	4/15/2014	150	159,205
Camden Property Trust	5.375%	12/15/2013	100	104,208
DDR Corp.	5.375%	10/15/2012	650	656,359
DDR Corp.	5.50%	5/1/2015	50	51,742
Federal Realty Investment Trust	5.95%	8/15/2014	20	21,581
HCP, Inc	7.072%	6/8/2015	250	279,750
HCP, Inc.	5.625%	2/28/2013	130	133,525
HCP, Inc.	5.65%	12/15/2013	80	84,847
HCP, Inc.	6.00%	1/30/2017	35	39,060
HCP, Inc.	6.45%	6/25/2012	124	125,598
Health Care REIT, Inc.	3.625%	3/15/2016	25	25,512
Health Care REIT, Inc.	5.875%	5/15/2015	150	161,258
Kilroy Realty LP	5.00%	11/3/2015	225	235,743
Reckson Operating Partnership LP	5.875%	8/15/2014	65	67,668
Regency Centers LP	4.95%	4/15/2014	500	524,224
Regency Centers LP	5.25%	8/1/2015	84	90,511
Rouse Co. LP (The)	6.75%	11/9/2015	300	315,375
Rouse Co. LP (The)	7.20%	9/15/2012	400	409,000
UDR, Inc.	6.05%	6/1/2013	75	78,060
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	300	308,523
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	75	77,457
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	505	522,604

Total				4,471,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Restaurants 0.27%

Darden Restaurants, Inc.	5.625%	10/15/2012	$50	$51,396
OSI Restaurant Partners LLC	10.00%	6/15/2015	351	365,479

Total				416,875

Retail 1.03%

DineEquity, Inc.	9.50%	10/30/2018	90	99,675
Fiesta Restaurant Group†	8.875%	8/15/2016	40	41,750
Macy’s Retail Holdings, Inc.	5.75%	7/15/2014	125	137,595
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	69	71,405
Macy’s Retail Holdings, Inc.	8.00%	7/15/2012	40	40,174
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	150	156,939
QVC, Inc.†	7.125%	4/15/2017	225	243,000
QVC, Inc.†	7.50%	10/1/2019	575	641,125
Ticketmaster Entertainment LLC/Ticketmaster
Noteco, Inc.	10.75%	8/1/2016	100	108,250
Wendy’s Co. (The)	10.00%	7/15/2016	79	87,197

Total				1,627,110

Retail: Specialty 0.46%

Michaels Stores, Inc.	11.375%	11/1/2016	192	204,461
Revlon Consumer Products Corp.	9.75%	11/15/2015	272	295,460
Rite Aid Corp.	9.75%	6/12/2016	100	111,000
Rite Aid Corp.	10.375%	7/15/2016	100	107,125

Total				718,046

Services 0.41%

Bankrate, Inc.	11.75%	7/15/2015	200	232,250
FireKeepers Development Authority†	13.875%	5/1/2015	185	208,356
Iron Mountain, Inc.	6.625%	1/1/2016	207	208,294

Total				648,900

Telecommunications 2.12%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	265	267,319
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	550	602,250
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	100	102,250
GeoEye, Inc.	8.625%	10/1/2016	105	111,300
GeoEye, Inc.	9.625%	10/1/2015	25	27,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	150	159,000
NII Capital Corp.	7.625%	4/1/2021	75	77,062
Qtel International Finance Ltd.†	3.375%	10/14/2016	200	204,000
Qtel International Finance Ltd.†	6.50%	6/10/2014	100	109,800
Qwest Communications, Inc.	7.50%	2/15/2014	175	176,050
Qwest Communications, Inc.	8.00%	10/1/2015	285	307,355
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	150	157,125
ViaSat, Inc.†	6.875%	6/15/2020	50	51,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	$200	$206,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	200	210,500
VimpelCom Holdings BV (Netherlands)†(b)	6.255%	3/1/2017	200	198,000
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	100	114,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	250	257,500

Total				3,340,011

Tobacco 0.07%

Altria Group, Inc.	8.50%	11/10/2013	50	56,209
Reynolds American, Inc.	7.30%	7/15/2015	50	56,160

Total				112,369

Transportation: Miscellaneous 0.54%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	25	27,156
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	400	395,423
CSX Corp.	6.30%	3/15/2012	30	30,045
Florida East Coast Railway Corp.	8.125%	2/1/2017	110	111,650
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	50	54,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	15	16,650
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	25	27,937
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	175	174,125
Transportadora de Gas del Sur SA (Argentina) †(b)	7.875%	5/14/2017	12	11,640

Total				849,126

Utilities 0.08%

Public Service Co. of New Mexico	7.95%	5/15/2018	100	120,258

Utilities: Electrical 0.29%

Otter Tail Corp.	9.00%	12/15/2016	225	241,875
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	200	210,500

Total				452,375

Utilities: Miscellaneous 0.03%

MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.	6.75%	11/1/2020	50	54,875

Wholesale 0.10%

Glencore Funding LLC†	6.00%	4/15/2014	150	157,324

Total Corporate Bonds (cost $83,350,619)				83,956,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FLOATING RATE LOANS(d) 1.10%

Aerospace/Defense 0.13%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	$200		$196,000

Chemicals 0.10%

Harko CV Term Loan B	5.75%	8/2/2017	50		50,249
Norit NV Term Loan	6.75%	7/7/2017	100		99,251
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	5		4,965

Total					154,465

Energy Equipment & Services 0.10%

MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	150		149,707

Financial Services 0.02%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	3/14/2019	35		35,437

Financial: Miscellaneous 0.06%

Moneygram International, Inc. Term Loan B	4.50%	11/20/2017	50		49,875
Moneygram International, Inc. Term Loan B1	4.50%	11/17/2017	50		49,750

Total					99,625

Health Care 0.33%

Grifols, Inc. New Term Loan B	4.50%	6/4/2017	100		100,240
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	423		422,611

Total					522,851

Leisure 0.02%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	30		30,338

Manufacturing 0.00%

Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	5		4,978

Media 0.04%

Alpha D2 Ltd. 2nd Lien Term Loan	3.744%	6/30/2014	65		62,133
Entercom Radio LLC Term Loan B	6.25% - 7.25%	11/23/2018	—	(e)	81

Total					62,214

Metals & Minerals: Miscellaneous 0.16%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	50		46,647
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016	200		195,250

Total					241,897

Retail 0.06%

J. Crew Group, Inc. New Term Loan B	4.75%	3/7/2018	50		48,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail (continued)

Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	$50	$50,163

Total				98,946

Retail: Specialty 0.06%

Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	100	99,359

Telecommunications 0.02%

Genesys Telecom Holdings, U.S., Inc.
Term Loan B	6.75%	1/31/2019	25	25,168

Total Floating Rate Loans (cost $1,713,822)				1,720,985

FOREIGN GOVERNMENT OBLIGATIONS(b) 1.44%

Argentina 0.29%

City of Buenos Aires†	9.95%	3/1/2017	200	200,838
Provincia de Buenos Aires†	11.75%	10/5/2015	100	97,250
Provincia de Neuquen†	7.875%	4/26/2021	150	156,750

Total				454,838

Dominican Republic 0.04%

Dominican Republic†	9.04%	1/23/2018	55	60,387

Indonesia 0.13%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200	204,700

Latvia 0.13%

Republic of Latvia†	5.25%	2/22/2017	200	205,000

Lithuania 0.06%

Republic of Lithuania†	5.125%	9/14/2017	100	102,000

Mexico 0.04%

United Mexican States	6.625%	3/3/2015	50	57,200

Poland 0.19%

Republic of Poland	3.875%	7/16/2015	100	105,500
Republic of Poland	5.00%	10/19/2015	175	191,625

Total				297,125

Qatar 0.26%

State of Qatar†	3.125%	1/20/2017	400	410,400

Russia 0.13%

Russia Eurobonds†	3.625%	4/29/2015	200	208,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

South Africa 0.07%

Republic of South Africa	6.50%	6/2/2014	$100	$110,875

Sri Lanka 0.06%

Republic of Sri Lanka†	8.25%	10/24/2012	100	102,250

Turkey 0.04%

Republic of Turkey	9.50%	1/15/2014	50	55,950

Total Foreign Government Obligations (cost $2,227,889)				2,269,225

GOVERNMENT SPONSORED ENTERPRISES BOND 0.80%

Federal National Mortgage Assoc. (cost $1,254,561)	1.125%	4/27/2017	1,255	1,254,428

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.75%

Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	432	455,097
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	141	151,987
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	593	631,145
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	532	561,610
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	301	311,502
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	285	289,364
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	6/25/2046	1,116	1,182,352
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	195	207,966
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	320	330,137
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	1,058	1,091,281
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	350	352,877
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	9/25/2021	335	337,381

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $5,710,581)				5,902,699

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.30%

Federal Home Loan Mortgage Corp.	2.45%#	12/1/2035	669	710,723
Federal Home Loan Mortgage Corp.	2.571%#	5/1/2036	283	301,630
Federal Home Loan Mortgage Corp.	2.72%#	4/1/2038	590	629,818
Federal Home Loan Mortgage Corp.	2.952%#	12/1/2041	419	437,573
Federal Home Loan Mortgage Corp.	3.537%#	10/1/2038	364	385,627
Federal Home Loan Mortgage Corp.	5.718%#	11/1/2037	285	307,313
Federal National Mortgage Assoc.	2.43%#	7/1/2035	165	174,172
Federal National Mortgage Assoc.	2.432%#	11/1/2036	111	117,683
Federal National Mortgage Assoc.	2.526%#	1/1/2037	360	383,650
Federal National Mortgage Assoc.	2.714%#	1/1/2042	263	273,872
Federal National Mortgage Assoc.	4.797%#	3/1/2037	612	653,242
Federal National Mortgage Assoc.	5.087%#	10/1/2038	751	804,602

Total Government Sponsored Enterprises Pass-Throughs (cost $5,169,802)				5,179,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BOND 0.05%

Finance

Puerto Rico Comwlth Govt Dev Bk Ser B (cost $75,000)	4.704%	5/1/2016	$75	$77,697

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.94%

Arkle Master Issuer plc 2010-2A 1A1†	1.895%#	5/17/2060	200	200,283
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	55	55,049
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	14	13,834
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	335	374,923
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.193%#	9/10/2047	215	241,819
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	285	298,493
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	289	322,681
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%	12/16/2043	350	384,671
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	250	247,876
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	246	244,959
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	35	35,084
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	100	110,415
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.694%#	9/11/2038	65	69,659
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 A4	5.718%#	6/11/2040	475	548,010
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	480	554,310
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	229	231,346
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%#	12/19/2039	160	163,674
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	400	448,195
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.225%#	7/15/2044	150	146,032
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%	12/11/2049	400	440,636
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	720	801,321
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	870	979,688
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	510	518,348
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.813%#	12/10/2049	215	249,965
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%#	6/15/2022	363	353,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	$511	$532,418
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.828%#	7/17/2028	299	304,373
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%	6/9/2028	250	254,409
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%	2/10/2029	425	429,601
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.815%#	6/15/2038	670	758,517
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	5.815%#	6/15/2038	208	220,364
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%	9/15/2039	250	276,997
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	718	801,828
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	300	301,333
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.794%#	9/15/2039	400	433,045
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.199%#	2/15/2041	185	175,082
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.794%#	9/15/2039	225	220,205
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	43	43,372
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	111	111,718
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	150	156,622
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	50	51,380
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	400	445,180
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%	8/15/2048	395	438,795
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	35	33,290
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	260	275,085
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	180	193,297
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%	10/14/2022	238	250,201
Extended Stay America Trust 2010-ESHA C†	4.86%	11/5/2027	300	306,645
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	500	555,741
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	7	6,970
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.454%#	5/10/2040	500	528,864
Gracechurch Mortgage Financing plc 2007-1A 3A1†	0.573%#	11/20/2056	128	127,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	$418	$424,167
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.883%#	7/10/2038	400	420,206
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%	3/10/2039	800	891,798
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	206	210,102
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	445	497,566
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	300	313,208
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	569	647,406
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	400	419,262
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%#	3/6/2020	340	328,098
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%#	3/6/2020	155	148,955
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	537	569,938
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%	2/10/2021	250	243,300
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	600	638,376
Holmes Master Issuer plc 2012-1A A2†	2.165%#	10/15/2054	250	251,414
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	78	78,466
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	200	201,765
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	177,398
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.205%#	12/15/2044	470	528,477
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	650	718,449
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.801%#	6/15/2049	340	342,750
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.816%#	6/15/2049	265	244,231
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%#	3/18/2051	305	306,323
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	680	742,252
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	525	579,434
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	414	461,086
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	100	91,942
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	200	201,431
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	150	157,083
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%	2/15/2040	580	647,173
Merrill Lynch Floating Trust 2008-LAQA A2†	0.795%#	7/9/2021	50	46,002
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.504%#	11/12/2037	700	694,588
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.22%#	11/12/2037	410	461,093
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%#	11/12/2037	75	72,597
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.22%#	11/12/2037	72	74,010
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	184	206,824
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	83	85,052
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	100	109,646
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.527%#	2/12/2039	50	45,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	$300	$333,230
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	200	217,030
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	495	546,582
Morgan Stanley Capital I 2007-HQ12 A3	5.599%#	4/12/2049	400	431,152
Morgan Stanley Capital I 2007-HQ13 A3	5.569%	12/15/2044	243	265,641
Morgan Stanley Capital I 2007-IQ16 A4	5.809%	12/12/2049	448	520,446
Morgan Stanley Capital I 2007-XLF9 A2†	0.809%#	12/15/2020	230	219,754
Morgan Stanley Capital I 2007-XLF9 C†	0.949%#	12/15/2020	300	271,657
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	250	264,797
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	11	10,703
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.787%#	8/15/2045	350	400,392
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	700	740,530
RBSCF Trust 2010-RR4 WBCA†	5.509%	4/16/2047	200	223,876
Silverstone Master Issuer plc 2011-1A†	2.111%#	1/21/2055	200	200,525
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	441	461,086
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	263	267,672
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	430	432,934
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.238%#	7/15/2042	205	182,245
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.205%#	10/15/2044	300	332,949
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.459%#	1/15/2045	25	20,926
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%	6/15/2045	410	473,344
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	500	567,235
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	400	426,639
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	350	390,626
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	230	230,630
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.308%	11/15/2048	320	360,419
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.74%#	6/15/2049	370	408,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	$440	$468,333

Total Non-Agency Commercial Mortgage-Backed Securities (cost $38,326,466)				39,214,875

Total Long-Term Investments (cost $149,507,958)				151,235,698

SHORT-TERM INVESTMENTS 3.61%

Commercial Paper 0.64%

Oil 0.15%

BP Capital Markets plc	0.888%	2/11/2013	250	248,048

Telecommunications 0.49%

Vodafone Group plc	0.01%	2/8/2013	250	247,133
Vodafone Group plc	0.888%	2/13/2013	275	271,800
Vodafone Group plc	1.004%	7/9/2012	250	249,097

Total				768,030

Total Commercial Paper (cost $1,016,078)				1,016,078

Repurchase Agreement 2.97%

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $4,770,000 of U.S. Treasury Note at 0.25% due 9/15/2014; value: $4,761,696; proceeds: $4,665,097 (cost $4,665,096)			4,665	4,665,096

Total Short-Term Investments (cost $5,681,174)				5,681,174

Total Investments in Securities 99.81% (cost $155,189,132)				156,916,872

Cash and Other Assets in Excess of Liabilities(f) 0.19%				295,218

Net Assets 100.00%				$157,212,090

PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
(a)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2012 (See Note 2(e)).
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 29, 2012.

(e)	Amount is less than $1,000.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Open Futures Contracts at February 29, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	June 2012	78	Long	$17,178,281	$(6,229)
U.S. 5-Year Treasury Note	June 2012	147	Short	(18,106,265)	30,027

Totals				$(927,984)	$23,798

Open Consumer Price Index (“CPI”) Swaps at February 29, 2012:

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$5,000,000	$4,821,750	$(178,250)
Bank of America	2.82%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,904,736	(95,264)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,907,970	(92,030)
Bank of America	2.42%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,921,280	(78,720)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,999,025	(975)
Credit Suisse	2.56%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,949,685	(50,315)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,755,336	(244,664)
Deutsche Bank AG	2.70%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,843,748	(156,252)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,937,590	(62,410)
Deutsche Bank AG	2.59%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,799,420	(200,580)
Deutsche Bank AG	2.52%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,971,965	(28,035)
Deutsche Bank AG	2.505	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,163,865	163,865
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,950,792	(49,208)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	5,196,490	196,490
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	7,105,357	105,357
Deutsche Bank AG	2.34%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,946,195	(53,805)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	6,018,774	18,774
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	6,020,760	20,760
J.P. Morgan Securities, Inc.	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,733,430	(266,570)
J.P. Morgan Securities, Inc.	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,906,668	(93,332)
J.P. Morgan Securities, Inc.	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,945,040	(54,960)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,880,190	(119,810)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 29, 2012

Open Consumer Price Index (“CPI”) Swaps at February 29, 2012 (continued):

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	$12,000,000	$11,770,740	$(229,260)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,962,205	(37,795)
UBS Securities, Inc.	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,804,868	(195,132)

Net Unrealized Depreciation on Swaps						$(1,782,121)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 96.22%

ASSET-BACKED SECURITIES 7.99%

Automobiles 2.92%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$8,141	$8,145,837
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	3,442	3,443,764
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	15,891	15,911,775
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	16,500	16,520,585
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	29,500	29,602,144
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.099%#	1/15/2013	1,806	1,807,234
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	3,511	3,511,768
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	3,414	3,415,418
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	9,000	9,007,391
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	39,700	39,716,126
CarMax Auto Owner Trust 2012-1 A3	0.89%	9/15/2016	15,800	15,803,169
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	1,662	1,662,420
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	34,000	34,042,269
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	159	158,545
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	48,200	48,247,352
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	25,960	25,969,553
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	21,000	20,996,722
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	3,680	3,681,393
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	20,900	20,912,607
Hyundai Auto Receivables Trust 2010-B A2	0.57%	3/15/2013	332	331,902
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	15,330	15,337,220
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	2,741	2,742,950
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	2,203	2,203,667
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	23,500	23,507,222
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	15,997	16,000,051
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	20,789	20,792,176
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	9,967	9,969,664
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	6,668	6,675,264
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	47,200	47,586,847
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	12,401	12,399,042
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	10,000	9,999,943
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	10,000	10,003,053
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%	4/15/2015	23,000	23,012,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	$14,000	$14,046,393
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	19,345	19,383,299

Total					536,547,077

Credit Cards 3.00%

Cabela’s Master Credit Card Trust 2009-1A A†	2.249	%#	3/16/2015	36,455	36,485,298
Capital One Multi-Asset Execution Trust 2005-A1	0.319	%#	1/15/2015	43,721	43,722,548
Capital One Multi-Asset Execution Trust 2007-A4	0.279	%#	3/16/2015	59,943	59,941,909
Chase Issuance Trust 2005-A6	0.319	%#	7/15/2014	26,191	26,199,124
Citibank Credit Card Issuance Trust 2009-A1	1.999	%#	3/17/2014	23,435	23,451,742
Citibank Omni Master Trust 2009-A14A†	2.999	%#	8/15/2018	36,135	38,167,402
Citibank Omni Master Trust 2009-A8†	2.349	%#	5/16/2016	104,092	104,524,929
Discover Card Master Trust 2009-A1	1.549	%#	12/15/2014	27,865	27,971,049
Discover Card Master Trust 2009-A2 A	1.549	%#	2/17/2015	22,920	23,060,121
GE Capital Credit Card Master Note Trust 2007-2 A	0.289	%#	3/15/2015	8,750	8,749,716
GE Capital Credit Card Master Note Trust 2009-1 A	2.349	%#	4/15/2015	58,180	58,339,611
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	21,090	21,352,552
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309	%#	5/15/2015	43,520	43,519,199
World Financial Network Credit Card Master Trust 2006-A†	0.379	%#	2/15/2017	35,400	35,261,416

Total					550,746,616

Home Equity 0.06%

Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.314	%#	12/25/2036	10,447	9,753,996
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	259	248,627

Total					10,002,623

Other 2.01%

Illinois Student Assistance Commission 2010-1 A1	1.04	%#	4/25/2017	8,027	8,009,643
Nelnet Student Loan Trust 2010-3A A†	1.34	%#	7/27/2048	12,949	12,919,168
Nelnet Student Loan Trust 2010-4A A†	1.044	%#	4/25/2046	27,112	27,023,419
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.59	%#	7/25/2016	1,585	1,584,731
Pennsylvania Higher Education Assistance Agency 2009-2 A1	1.16	%#	4/25/2019	5,868	5,870,734
SLM Student Loan Trust 2004-1 A2	0.70	%#	7/25/2018	2,468	2,467,568
SLM Student Loan Trust 2004-2 A4	0.69	%#	10/25/2019	5,938	5,911,109
SLM Student Loan Trust 2006-2 A4	0.65	%#	10/25/2022	22,908	22,831,113
SLM Student Loan Trust 2007-2 A2	0.56	%#	7/25/2017	32,502	32,258,758
SLM Student Loan Trust 2007-6 A2(a)	0.81	%#	1/25/2019	23,270	23,165,722
SLM Student Loan Trust 2007-7 A2	0.76	%#	1/25/2016	15,816	15,799,705
SLM Student Loan Trust 2008-3 A1	1.06	%#	1/25/2014	2,446	2,448,814

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

SLM Student Loan Trust 2010-A 2A†	3.499%#	5/16/2044	$15,537	$15,857,206
SLM Student Loan Trust 2010-B A1†	2.169%#	8/15/2016	4,675	4,672,756
SLM Student Loan Trust 2010-C A1†	1.899%#	12/15/2017	30,015	30,101,160
SLM Student Loan Trust 2011-1 A1	0.764%#	3/25/2026	35,756	35,452,539
SLM Student Loan Trust 2011-A A1†	1.249%#	10/15/2024	34,324	34,090,849
SLM Student Loan Trust 2011-B A1†	1.099%#	12/16/2024	44,808	44,397,762
SLM Student Loan Trust 2011-C A1†	1.649%#	12/15/2023	14,763	14,772,579
SLM Student Loan Trust 2012-A A1†	1.657%#	8/15/2025	28,125	28,147,047

Total				367,782,382

Total Asset-Backed Securities (cost $1,466,455,313)				1,465,078,698

CORPORATE BONDS 49.56%

Aerospace/Defense 0.00%

Embraer Overseas Ltd. (Brazil)(b)	6.375%	1/24/2017	125	140,469

Air Transportation 0.12%

Continental Airlines, Inc.	7.461%	4/1/2015	6,297	6,225,430
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	15,500	15,981,012

Total				22,206,442

Apparel 0.01%

Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	2,500	2,137,500

Auto Parts: Original Equipment 0.14%

Hertz Corp. (The)	7.50%	10/15/2018	7,115	7,710,881
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	2,900	2,595,500
Stanadyne Corp.	10.00%	8/15/2014	9,365	8,615,800
Stanadyne Holdings, Inc.	12.00%	2/15/2015	6,930	6,228,338

Total				25,150,519

Auto Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	475	482,125

Auto: Replacement Parts 0.04%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	8,015	8,155,182

Automotive 0.12%

BakerCorp†	8.25%	6/1/2019	2,975	3,049,375
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	2,164	2,347,940
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	12,300	12,457,723
Tenneco, Inc.	7.75%	8/15/2018	725	792,062
Tenneco, Inc.	8.125%	11/15/2015	3,000	3,131,280

Total				21,778,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified 6.83%

Ally Financial, Inc.	5.50%	2/15/2017	$8,925	$9,049,165
Associated Banc-Corp.	5.125%	3/28/2016	48,208	51,187,495
Banco do Brasil SA	3.875%	1/23/2017	24,800	25,048,000
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	709	723,180
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	7,969	8,106,067
Bank of America Corp.	7.375%	5/15/2014	77,110	83,386,908
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	56,960	58,830,395
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	34,285	34,780,315
BBVA Bancomer SA†	4.50%	3/10/2016	3,525	3,630,750
CIT Group, Inc.†	4.75%	2/15/2015	16,550	16,839,625
Citigroup, Inc.	2.65%	3/2/2015	29,225	29,254,137
Citigroup, Inc.	4.587%	12/15/2015	14,805	15,694,736
Citigroup, Inc.	5.30%	1/7/2016	16,825	18,173,238
Citigroup, Inc.	5.50%	8/27/2012	48,150	49,025,319
Citigroup, Inc.	5.85%	8/2/2016	14,959	16,389,395
Citigroup, Inc.	6.00%	12/13/2013	14,900	15,817,676
Citigroup, Inc.	6.01%	1/15/2015	9,870	10,756,385
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	33,310	34,848,722
DBS Bank Ltd. (Singapore)†(b)	2.35%	2/28/2017	11,800	11,832,226
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	70,000	70,989,310
Fifth Third Bank	4.75%	2/1/2015	5,817	6,140,443
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	4,900	4,655,000
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,211,738
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	14,792,042
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	11,955	12,009,084
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	47,865	48,855,375
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	5,945	6,305,630
Goldman Sachs Group, Inc. (The)	5.75%	10/1/2016	6,375	6,870,121
Goldman Sachs Group, Inc. (The)	6.00%	5/1/2014	9,350	10,053,466
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	8,775	8,775,000
HSBC Bank USA	4.625%	4/1/2014	23,650	25,014,629
HSBC USA, Inc.	2.375%	2/13/2015	6,550	6,646,947
JPMorgan Chase & Co.	3.15%	7/5/2016	6,980	7,194,091
JPMorgan Chase & Co.	3.45%	3/1/2016	43,221	44,937,392
JPMorgan Chase & Co.	3.70%	1/20/2015	24,700	26,241,132
Morgan Stanley	2.161%#	1/24/2014	7,200	6,917,688
Morgan Stanley	5.375%	10/15/2015	33,900	35,168,402
Morgan Stanley	6.00%	5/13/2014	29,411	30,834,081
Morgan Stanley	6.00%	4/28/2015	38,700	40,795,411
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	2,300	2,303,728
Nordea Eiendomskreditt AS (Norway)†(b)	1.875%	4/7/2014	37,560	37,950,361
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	290	222,575
Regions Financial Corp.	7.75%	11/10/2014	5,000	5,388,500
Sberbank via SB Capital SA (Russia)†(b)	4.95%	2/7/2017	11,800	11,947,500
Sberbank via SB Capital SA (Russia)(b)	5.40%	3/24/2017	4,900	5,054,350
Shinhan Bank (South Korea)†(b)	4.375%	7/27/2017	5,800	6,029,112
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.625%	5/27/2016	69,310	71,165,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	$43,600	$45,295,212
Synovus Financial Corp.	7.875%	2/15/2019	13,750	14,162,500
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%	9/14/2016	57,460	58,024,889
Wells Fargo & Co.	1.25%	2/13/2015	1,975	1,972,442
Wells Fargo Bank, NA	4.75%	2/9/2015	12,750	13,725,094
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	67,570	70,707,343

Total				1,252,729,335

Banks: Money Center 0.35%

1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%	6/4/2015	13,575	14,461,013
Banco de Credito del Peru (Peru)†(b)	4.75%	3/16/2016	4,950	5,073,750
Caribbean Development Bank†	0.862%#	7/19/2013	3,800	3,800,688
Central American Bank for Economic Integration (Honduras)†(b)	3.875%	2/9/2017	9,900	10,024,453
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	6,675	6,843,237
Zions Bancorporation	7.75%	9/23/2014	23,173	24,816,267

Total				65,019,408

Beverages 0.36%

Bacardi Ltd.†	7.45%	4/1/2014	17,645	19,795,943
Central American Bottling Corp.†	6.75%	2/9/2022	5,511	5,745,217
FBG Finance Ltd. (Australia)†(b)	5.125%	6/15/2015	12,395	13,681,998
Foster’s Finance Corp.†	4.875%	10/1/2014	1,900	2,032,508
Pernod-Ricard SA (France)†(b)	2.95%	1/15/2017	24,100	24,604,124

Total				65,859,790

Biotechnology Research & Production 0.30%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	27,680	31,001,600
Life Technologies Corp.	3.375%	3/1/2013	18,090	18,443,949
Life Technologies Corp.	4.40%	3/1/2015	5,796	6,060,958

Total				55,506,507

Broadcasting 0.08%

Cox Communications, Inc.	4.625%	6/1/2013	2,065	2,165,153
Cox Communications, Inc.	7.125%	10/1/2012	8,346	8,661,946
Salem Communications Corp.	9.625%	12/15/2016	2,809	3,110,967

Total				13,938,066

Brokers 0.14%

E*Trade Financial Corp.	6.75%	6/1/2016	4,700	4,805,750
E*Trade Financial Corp.	12.50%	11/30/2017	8,950	10,471,500
Raymond James Financial, Inc.	4.25%	4/15/2016	6,250	6,488,525
Raymond James Financial, Inc.	8.60%	8/15/2019	3,300	3,851,608

Total				25,617,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 0.11%

Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	$3,850	$3,850,000
Nortek, Inc.	8.50%	4/15/2021	9,380	9,122,050
Owens Corning, Inc.	6.50%	12/1/2016	6,500	7,194,668

Total				20,166,718

Business Services 0.32%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	5,300	5,551,750
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	11,000	11,044,033
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,395	1,520,550
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	14,833	13,868,855
UR Financing Escrow Corp.†(c)	5.75%	7/15/2018	4,075	4,197,250
Verisk Analytics, Inc.	4.875%	1/15/2019	21,400	22,248,103

Total				58,430,541

Cable Services 0.34%

Historic TW, Inc.	9.125%	1/15/2013	10,669	11,402,835
Insight Communications Co., Inc.†	9.375%	7/15/2018	44,210	50,952,025

Total				62,354,860

Chemicals 1.60%

Airgas, Inc.	2.85%	10/1/2013	8,110	8,320,828
Airgas, Inc.	7.125%	10/1/2018	50,424	54,854,959
Chemtura Corp.	7.875%	9/1/2018	1,925	2,079,000
Dow Chemical Co. (The)	5.90%	2/15/2015	52,186	58,944,504
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	23,191	23,604,588
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	2,200	2,018,500
Lyondell Chemical Co.	11.00%	5/1/2018	37,527	41,326,635
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	15,767	16,415,024
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	37,879	38,924,271
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	10,040	8,483,800
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,000	7,680,000
Taminco Global Chemical Corp.†	9.75%	3/31/2020	2,025	2,126,250
Westlake Chemical Corp.	6.625%	1/15/2016	9,262	9,493,550
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	17,280	18,644,204

Total				292,916,113

Coal 0.04%

Peabody Energy Corp.†	6.00%	11/15/2018	7,800	8,209,500

Communications & Media 0.09%

Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,300	1,326,000
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	12,675	14,291,063

Total				15,617,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Communications Services 0.16%

Avaya, Inc.	9.75%	11/1/2015	$11,060	$11,115,300
Avaya, Inc. PIK	10.125%	11/1/2015	18,225	18,361,688

Total				29,476,988

Communications Technology 0.03%

Motorola Solutions, Inc.	5.375%	11/15/2012	5,955	6,123,282

Computer Hardware 0.58%

Hewlett-Packard Co.	2.35%	3/15/2015	25,000	25,600,500
Hewlett-Packard Co.	4.50%	3/1/2013	22,977	23,817,614
Hewlett-Packard Co.	6.125%	3/1/2014	21,673	23,694,419
Seagate Technology International†	10.00%	5/1/2014	29,530	33,811,850

Total				106,924,383

Computer Software 0.35%

Intuit, Inc.	5.40%	3/15/2012	750	750,924
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	2,275	2,457,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	57,431	60,158,973

Total				63,366,897

Construction/Homebuilding 0.09%

CRH America, Inc.	6.00%	9/30/2016	1,900	2,073,768
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	8,675	9,022,000
URBI Desarrollos Urbanos SAB de CV (Mexico)†(b)	9.75%	2/3/2022	5,800	5,974,000

Total				17,069,768

Consumer Products 0.10%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	16,637	17,947,164

Containers 0.64%

ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	848	814,730
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. (Ireland)†(b)	9.125%	10/15/2020	2,250	2,334,375
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	20,416	22,406,560
Rock-Tenn Co.†	4.45%	3/1/2019	6,925	7,048,050
Rock-Tenn Co.	5.625%	3/15/2013	19,663	20,449,520
Rock-Tenn Co.	9.25%	3/15/2016	35,097	36,981,709
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,712,744
Sealed Air Corp.	7.875%	6/15/2017	14,850	16,045,781
Sealed Air Corp.†	8.125%	9/15/2019	5,350	6,072,250

Total				116,865,719

Copper 0.03%

Southern Copper Corp.	6.375%	7/27/2015	4,400	4,930,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified 0.10%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	$9,085	$10,511,763
MMI International Ltd. (Malaysia)†(b)	8.00%	3/1/2017	7,500	7,800,000

Total				18,311,763

Diversified Materials & Processing 0.12%

Kilroy Realty LP	5.00%	11/3/2015	20,856	21,851,832

Drugs 0.07%

Celgene Corp.	2.45%	10/15/2015	12,580	12,933,523

Electric: Power 2.40%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	1,800	1,894,500
AES Red Oak LLC	8.54%	11/30/2019	22,015	22,675,127
Allegheny Energy Supply Co. LLC†	8.25%	4/15/2012	2,280	2,296,313
Black Hills Corp.	6.50%	5/15/2013	5,750	6,034,355
Black Hills Corp.	9.00%	5/15/2014	9,427	10,591,517
CE Generation LLC	7.416%	12/15/2018	26,779	28,284,928
DPL, Inc.†	6.50%	10/15/2016	14,000	15,330,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	51,004	52,703,555
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	1,000	1,042,500
Elwood Energy LLC	8.159%	7/5/2026	7,725	7,677,113
Empresa de Energia de Bogota SA (Colombia)†(b)	6.125%	11/10/2021	2,825	2,980,375
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,360,547
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	25,185	26,972,339
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	4,906	4,969,812
Indiantown Cogeneration LP	9.77%	12/15/2020	26,272	27,039,018
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	69,099	71,528,728
LG&E and KU Energy LLC	2.125%	11/15/2015	15,740	15,700,886
Listrindo Capital BV (Netherlands)†(b)	6.95%	2/21/2019	7,400	7,469,827
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	4,913	5,011,464
Nevada Power Co.	7.375%	1/15/2014	3,000	3,306,069
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	27,245	29,969,500
Oncor Electric Delivery Co.	5.95%	9/1/2013	9,711	10,400,724
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	699	704,066
Pepco Holdings, Inc.	2.70%	10/1/2015	9,675	9,808,563
PNM Resources, Inc.	9.25%	5/15/2015	7,652	8,780,670
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	15,000	15,732,795
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,228	2,150,109
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	10,805	11,739,924
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	24,839	26,337,934

Total				440,493,258

Electrical Equipment 0.16%

Amphenol Corp.	4.75%	11/15/2014	25,815	27,967,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electrical Equipment (continued)

STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	$1,300	$1,410,500

Total				29,378,161

Electrical: Household 0.08%

WireCo WorldGroup, Inc.†	10.25%	5/15/2017	14,300	14,729,000

Electronics 0.14%

FLIR Systems, Inc.	3.75%	9/1/2016	24,750	25,335,758

Electronics: Semi-Conductors/Components 0.20%

Agilent Technologies, Inc.	2.50%	7/15/2013	6,750	6,866,593
Agilent Technologies, Inc.	4.45%	9/14/2012	3,239	3,296,910
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	11,300,260
National Semiconductor Corp.	3.95%	4/15/2015	14,458	15,810,112

Total				37,273,875

Energy Equipment & Services 0.90%

Energy Transfer Partners LP	5.95%	2/1/2015	45,268	49,624,094
Energy Transfer Partners LP	6.00%	7/1/2013	34,586	36,485,774
Energy Transfer Partners LP	8.50%	4/15/2014	393	447,064
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	9,130	9,764,535
NRG Energy, Inc.	7.375%	1/15/2017	44,742	46,531,680
Weatherford International, Inc.	5.95%	6/15/2012	22,915	23,182,464

Total				166,035,611

Engineering & Contracting Services 0.14%

American Residential Services LLC†	12.00%	4/15/2015	4,100	4,243,500
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,973	21,227,050

Total				25,470,550

Entertainment 0.69%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	8,800	9,801,000
Production Resource Group LLC†	8.875%	5/1/2019	5,225	4,584,938
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,837	17,926,185
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	52,275	57,402,655
Universal City Development Partners Ltd./UCDP Finance, Inc.	10.875%	11/15/2016	30,724	37,010,591

Total				126,725,369

Environmental Services 0.14%

Casella Waste Systems, Inc.	11.00%	7/15/2014	23,505	25,591,069

Financial Services 2.88%

American Express Credit Corp.	7.30%	8/20/2013	33,650	36,589,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Aon Corp.	3.125%	5/27/2016	$9,900	$10,227,037
Aon Corp.	3.50%	9/30/2015	12,000	12,555,732
Astoria Depositor Corp.†	7.902%	5/1/2021	14,966	12,720,768
Banco Bradesco SA†	2.598%#	5/16/2014	7,800	7,735,377
Banco Bradesco SA†	4.50%	1/12/2017	9,800	10,118,500
ERAC USA Finance LLC†	2.25%	1/10/2014	11,555	11,574,424
ERAC USA Finance LLC†	5.80%	10/15/2012	21,608	22,222,143
FMR LLC†	4.75%	3/1/2013	9,645	9,894,304
General Electric Capital Corp.	2.15%	1/9/2015	56,800	58,312,186
General Electric Capital Corp.	4.375%	9/21/2015	24,025	26,317,610
General Electric Capital Corp.	5.00%	1/8/2016	22,500	25,071,772
General Electric Capital Corp.	5.50%	6/4/2014	10,986	11,997,723
General Electric Capital Corp.	6.90%	9/15/2015	5,000	5,702,980
Hyundai Capital America†	3.75%	4/6/2016	3,750	3,795,338
Hyundai Capital America†	4.00%	6/8/2017	6,900	7,020,909
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	3,350	3,427,171
IPIC GMTN Ltd.†	3.75%	3/1/2017	18,500	18,731,250
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,700	3,961,009
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	39,775	40,551,885
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	16,053	17,377,372
Prudential Financial, Inc.	4.75%	4/1/2014	14,800	15,707,018
Prudential Financial, Inc.	6.20%	1/15/2015	4,875	5,406,243
Salton Sea Funding Corp.	7.475%	11/30/2018	2,169	2,374,373
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	23,122	23,869,029
TD Ameritrade Holding Corp.	2.95%	12/1/2012	1,589	1,615,570
TD Ameritrade Holding Corp.	4.15%	12/1/2014	21,489	22,858,322
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	39,788	41,704,508
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	3,350	3,520,773
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	50,559	56,277,425

Total				529,238,583

Financial: Miscellaneous 1.76%

Compagnie de Financement Foncier (France)†(b)	1.625%	7/23/2012	90,900	90,987,537
Compagnie de Financement Foncier (France)†(b)	2.125%	4/22/2013	44,100	44,149,216
Ford Motor Credit Co. LLC	4.25%	2/3/2017	24,800	25,530,310
Ford Motor Credit Co. LLC	7.00%	4/15/2015	24,800	27,590,000
Ford Motor Credit Co. LLC	8.70%	10/1/2014	12,700	14,476,260
Ford Motor Credit Co. LLC	12.00%	5/15/2015	9,925	12,554,559
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	13,301	13,854,681
SLM Corp.	5.125%	8/27/2012	3,450	3,486,884
SLM Corp.	6.00%	1/25/2017	5,375	5,554,498
SLM Corp.	6.25%	1/25/2016	78,080	81,663,794
Turkiye Garanti Bankasi AS (Turkey)†(b)	3.061%#	4/20/2016	2,500	2,350,000

Total				322,197,739

Food 1.21%

B&G Foods, Inc.	7.625%	1/15/2018	2,775	3,021,281
CCL Finance Ltd.†	9.50%	8/15/2014	8,359	9,508,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food (continued)

Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	$7,700	$8,239,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	13,388	12,952,890
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	4,900	5,071,500
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	3,900	4,528,875
Kraft Foods, Inc.	1.457%#	7/10/2013	18,456	18,557,600
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%	2/10/2022	11,200	11,760,000
Sara Lee Corp.	3.875%	6/15/2013	29,450	30,454,716
Southern States Cooperative, Inc.†	11.25%	5/15/2015	14,563	15,582,410
Tesco plc (United Kingdom)†(b)	2.00%	12/5/2014	1,650	1,677,677
Tyson Foods, Inc.	6.85%	4/1/2016	12,765	14,615,925
Tyson Foods, Inc.	10.50%	3/1/2014	39,211	45,876,870
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	38,865	39,964,258

Total				221,811,365

Gaming 0.28%

CCM Merger, Inc.†	8.00%	8/1/2013	29,450	29,302,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	18,200	18,746,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,985	2,988,731

Total				51,037,481

Health Care Products 0.56%

Bausch & Lomb, Inc.	9.875%	11/1/2015	14,301	15,069,679
Biomet, Inc.	11.625%	10/15/2017	43,675	47,878,719
Boston Scientific Corp.	6.25%	11/15/2015	9,900	11,016,730
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	550	583,687
HCA, Inc.	8.50%	4/15/2019	24,635	27,714,375

Total				102,263,190

Health Care Services 0.30%

Centene Corp.	5.75%	6/1/2017	12,250	12,831,875
Kindred Healthcare, Inc.	8.25%	6/1/2019	12,075	11,395,781
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	30,675	31,518,563

Total				55,746,219

Hospital Management 0.07%

Universal Health Services, Inc.	7.125%	6/30/2016	11,434	12,963,298

Household Equipment/Products 0.09%

American Standard Americas†	10.75%	1/15/2016	5,875	4,141,875
Libbey Glass, Inc.	10.00%	2/15/2015	7,892	8,513,495
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.875%	8/15/2019	4,250	4,398,750

Total				17,054,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Furnishings 0.28%

Sealy Mattress Co.†	10.875%	4/15/2016	$2,204	$2,408,090
Simmons Bedding Co.†	11.25%	7/15/2015	18,439	19,107,229
Whirlpool Corp.	8.60%	5/1/2014	26,371	29,414,293

Total				50,929,612

Insurance 0.67%

ACE INA Holdings, Inc.	2.60%	11/23/2015	3,165	3,281,627
ACE INA Holdings, Inc.	5.60%	5/15/2015	9,739	11,040,082
American International Group, Inc.	4.875%	9/15/2016	1,770	1,863,495
American International Group, Inc.	8.25%	8/15/2018	4,900	5,884,126
Fidelity National Financial, Inc.	6.60%	5/15/2017	11,750	12,555,345
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,666,971
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	14,025	15,402,858
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	11,235	11,519,875
Lincoln National Corp.	5.65%	8/27/2012	982	1,001,509
Markel Corp.	6.80%	2/15/2013	5,000	5,167,155
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	7,000	7,133,952
Willis North America, Inc.	5.625%	7/15/2015	23,095	25,022,485

Total				123,539,480

Investment Management Companies 0.30%

Constellation Enterprises LLC†	10.625%	2/1/2016	1,000	980,000
Lazard Group LLC	6.85%	6/15/2017	7,175	7,807,627
Lazard Group LLC	7.125%	5/15/2015	39,284	42,370,190
Offshore Group Investment Ltd.	11.50%	8/1/2015	3,960	4,435,200

Total				55,593,017

Jewelry, Watches & Gemstones 0.04%

ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	5,900	6,534,250

Leasing 0.27%

International Lease Finance Corp.	5.625%	9/20/2013	13,249	13,547,102
International Lease Finance Corp.	5.75%	5/15/2016	18,500	18,863,025
International Lease Finance Corp.	6.375%	3/25/2013	4,975	5,111,813
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,350,000
International Lease Finance Corp.	8.625%	9/15/2015	5,225	5,819,344

Total				48,691,284

Leisure 0.03%

Chester Downs & Marina LLC†	9.25%	2/1/2020	1,150	1,207,500
Easton-Bell Sports, Inc.	9.75%	12/1/2016	4,145	4,621,675

Total				5,829,175

Lodging 0.38%

Hyatt Hotels Corp.	3.875%	8/15/2016	11,110	11,513,871
Hyatt Hotels Corp.†	5.75%	8/15/2015	2,452	2,658,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging (continued)

Marina District Finance Co., Inc.	9.875%	8/15/2018	$13,000	$12,415,000
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	4,385	4,609,731
Wyndham Worldwide Corp.	9.875%	5/1/2014	32,706	38,665,818

Total				69,863,344

Machinery: Agricultural 0.35%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	14,442	11,770,230
Camposol SA (Peru)†(b)	9.875%	2/2/2017	9,630	10,015,200
Lorillard Tobacco Co.	3.50%	8/4/2016	19,894	20,805,046
Universal Corp.	5.20%	10/15/2013	2,475	2,555,747
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	2,450	2,413,250
Virgolino de Oliveira Finance Ltd. (Luxembourg) †(b)	11.75%	2/9/2022	16,100	15,918,875

Total				63,478,348

Machinery: Industrial/Specialty 0.13%

Cleaver-Brooks, Inc.†	12.25%	5/1/2016	3,705	3,871,725
CPM Holdings, Inc.	10.625%	9/1/2014	13,884	15,029,430
Dematic SA (Luxembourg) †(b)	8.75%	5/1/2016	4,375	4,550,000

Total				23,451,155

Machinery: Oil Well Equipment & Services 0.12%

Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	2,950	3,119,625
National Oilwell Varco, Inc.	6.125%	8/15/2015	16,320	16,707,029
Ormat Funding Corp.	8.25%	12/30/2020	2,807	2,652,618

Total				22,479,272

Manufacturing 0.12%

Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	19,891	21,326,991

Materials & Commodities 0.17%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,135	1,228,638
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	27,304	29,147,020

Total				30,375,658

Media 1.42%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	148,809	156,581,294
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	3,100	3,658,000
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	3,243	3,786,203
Time Warner Entertainment Co. LP	10.15%	5/1/2012	700	709,778
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	1,500	1,541,250
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	13,130	14,607,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media (continued)

Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	$64,481	$70,606,695
Vivendi SA (France) †(b)	5.75%	4/4/2013	9,131	9,497,454

Total				260,987,799

Metal Fabricating 0.35%

Timken Co.	6.00%	9/15/2014	16,795	18,086,939
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	34,055	34,836,528
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	11,235	11,425,332

Total				64,348,799

Metals & Minerals: Miscellaneous 3.19%

Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013	13,135	13,109,676
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	48,271	55,552,391
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	81,220	105,302,136
Compass Minerals International, Inc.	8.00%	6/1/2019	10,673	11,793,665
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	13,000	14,430,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	181,542	190,038,347
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	9,741	11,129,092
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	8,500	8,988,750
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	37,780	43,516,628
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	106,028	131,647,334

Total				585,508,019

Multi-Sector Companies 0.08%

General Electric Co.	5.00%	2/1/2013	14,475	15,067,158

Natural Gas 0.25%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	8,785	9,167,209
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,522,064
SourceGas LLC†	5.90%	4/1/2017	3,180	3,380,839
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,171,568
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	26,180	30,394,142

Total				46,635,822

Oil 1.53%

Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	6,800	7,276,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	1,589	1,712,148
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	15,775	16,720,412
Chaparral Energy, Inc.	8.875%	2/1/2017	3,465	3,629,587
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	4,000	4,137,776
Continental Resources, Inc.	8.25%	10/1/2019	9,920	11,184,800
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	1,450	1,563,234
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	19,800	20,814,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Gazprom OAO via Gaz Capital SA
(Luxembourg)†(b)	8.125%	7/31/2014	$1,500	$1,668,750
GlobalSantaFe Corp.	5.00%	2/15/2013	6,504	6,701,917
HollyFrontier Corp.	9.875%	6/15/2017	24,000	26,940,000
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	3,400	3,648,064
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	4,900	5,966,975
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	3,450	3,695,812
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	16,166	17,540,110
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	6,300	6,772,500
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	2,100	2,299,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,380	1,428,300
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,325	1,411,125
PC Financial Partnership	5.00%	11/15/2014	4,340	4,772,737
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,868,265
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	3,250	2,616,250
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,254,020
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,281,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	25,375,125
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	12,801	13,792,754
Rosetta Resources, Inc.	9.50%	4/15/2018	8,858	9,655,220
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,188,090
SM Energy Co.†	6.50%	11/15/2021	2,375	2,576,875
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,280	1,418,589
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	7,150	7,564,700
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	3,900	4,397,250
Whiting Petroleum Corp.	7.00%	2/1/2014	11,150	11,986,250
WPX Energy, Inc.†	5.25%	1/15/2017	9,375	9,609,375

Total				281,468,510

Oil: Crude Producers 2.01%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	13,065	13,881,563
Anadarko Petroleum Corp.	5.75%	6/15/2014	19,120	20,835,179
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,425	1,583,015
Chesapeake Midstream Partners LP/CHKM Finance Corp.†	5.875%	4/15/2021	4,975	5,099,375
Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	4,000	4,160,000
Enogex LLC†	6.875%	7/15/2014	7,535	8,208,719
Enterprise Products Operating LLC	4.60%	8/1/2012	9,260	9,407,234
Enterprise Products Operating LLC	5.90%	4/15/2013	10,500	11,068,649
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	4,615	4,638,075
Holly Energy Partners LP/Holly Energy Finance Corp.†(c)	6.50%	3/1/2020	1,825	1,868,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	$10,900	$11,608,500
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,740,051
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,093	20,426,694
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	34,483,581
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	7,170	7,360,356
Murphy Oil Corp.	6.375%	5/1/2012	6,022	6,068,303
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	34,350	35,981,625
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	19,685	21,555,075
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	12,990	13,806,980
Petroleum Development Corp.	12.00%	2/15/2018	15,894	17,403,930
Southeast Supply Header LLC†	4.85%	8/15/2014	76,512	81,224,221
Southern Star Central Corp.†	6.75%	3/1/2016	24,370	24,857,400
W&T Offshore, Inc.	8.50%	6/15/2019	4,370	4,725,063

Total				368,991,932

Oil: Integrated Domestic 1.27%

Basic Energy Services, Inc.	7.75%	2/15/2019	4,200	4,347,000
Buckeye Partners LP	4.625%	7/15/2013	18,375	18,987,402
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	10,014,292
Frontier Oil Corp.	8.50%	9/15/2016	7,480	8,041,000
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	14,147	14,497,124
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	9,015	9,030,199
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	40,455	40,639,435
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	18,000	19,200,276
Rockies Express Pipeline LLC†	3.90%	4/15/2015	54,401	52,768,970
Rockies Express Pipeline LLC†	6.25%	7/15/2013	52,090	53,392,250
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	1,915	2,058,625

Total				232,976,573

Oil: Integrated International 1.32%

Petrobras International Finance Co.	2.875%	2/6/2015	9,940	10,198,828
Petrobras International Finance Co.	3.875%	1/27/2016	9,950	10,427,103
Petrohawk Energy Corp.	7.875%	6/1/2015	72,250	76,675,312
Petrohawk Energy Corp.	10.50%	8/1/2014	85,053	94,940,411
Statoil ASA (Norway)(b)	9.125%	7/15/2014	7,800	9,184,367
Transocean, Inc.	4.95%	11/15/2015	17,176	18,591,594
Transocean, Inc.	5.05%	12/15/2016	5,950	6,516,589
Transocean, Inc.	5.25%	3/15/2013	900	927,355
Weatherford International Ltd.	4.95%	10/15/2013	700	737,055
Weatherford International Ltd.	5.15%	3/15/2013	900	931,356
Weatherford International Ltd.	6.00%	3/15/2018	11,691	13,451,770

Total				242,581,740

Paper & Forest Products 2.10%

Clearwater Paper Corp.	10.625%	6/15/2016	10,417	11,888,401
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,436,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products (continued)

Georgia-Pacific LLC†	8.25%	5/1/2016	$197,265	$218,596,448
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	560	579,503
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,625	2,710,313
Louisiana-Pacific Corp.	13.00%	3/15/2017	20,475	20,116,687
MeadWestvaco Corp.	6.85%	4/1/2012	11,560	11,589,050
PH Glatfelter Co.	7.125%	5/1/2016	13,459	13,829,123
Plum Creek Timberlands LP	5.875%	11/15/2015	33,627	37,038,089
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,295,608
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	44,847	45,407,587
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,525	1,608,875

Total				385,095,752

Plastics 0.12%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	21,432	22,182,120

Pollution Control 0.70%

Allied Waste North America, Inc.	6.875%	6/1/2017	91,572	96,141,443
Clean Harbors, Inc.	7.625%	8/15/2016	30,495	32,477,175

Total				128,618,618

Printing 0.07%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	12,075	12,497,625

Real Estate Investment Trusts 2.22%

Arden Realty LP	5.25%	3/1/2015	22,395	23,681,839
AvalonBay Communities, Inc.	5.375%	4/15/2014	3,000	3,184,104
Camden Property Trust	5.375%	12/15/2013	4,900	5,106,177
DDR Corp.	5.375%	10/15/2012	66,431	67,080,895
DDR Corp.	5.50%	5/1/2015	7,795	8,066,632
Federal Realty Investment Trust	5.40%	12/1/2013	2,738	2,892,555
Federal Realty Investment Trust	5.95%	8/15/2014	15,026	16,213,926
Federal Realty Investment Trust	6.00%	7/15/2012	12,809	13,011,869
HCP, Inc.	5.625%	2/28/2013	4,323	4,440,231
HCP, Inc.	5.65%	12/15/2013	7,739	8,207,852
HCP, Inc.	6.00%	1/30/2017	19,525	21,789,685
HCP, Inc.	6.45%	6/25/2012	10,725	10,863,245
HCP, Inc.	7.072%	6/8/2015	12,750	14,267,237
Health Care REIT, Inc.	3.625%	3/15/2016	12,975	13,240,845
Health Care REIT, Inc.	5.875%	5/15/2015	11,225	12,067,436
Potlatch Corp.	6.95%	12/15/2015	1,500	1,522,500
Reckson Operating Partnership LP	5.875%	8/15/2014	4,078	4,245,394
Regency Centers LP	4.95%	4/15/2014	825	864,970
Regency Centers LP	5.25%	8/1/2015	4,939	5,321,817
Rouse Co. LP (The)	6.75%	11/9/2015	41,420	43,542,775
Rouse Co. LP (The)	7.20%	9/15/2012	46,874	47,928,665
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	8,000	8,250,000
UDR, Inc.	6.05%	6/1/2013	200	208,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)

Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	$10,000	$10,284,110
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	890	919,154
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	53,170	55,023,453
Ventas Realty LP/Ventas Capital Corp.	9.00%	5/1/2012	4,580	4,621,696

Total				406,847,221

Restaurants 0.29%

Darden Restaurants, Inc.	5.625%	10/15/2012	5,070	5,211,620
OSI Restaurant Partners LLC	10.00%	6/15/2015	45,420	47,293,575

Total				52,505,195

Retail 0.74%

DineEquity, Inc.	9.50%	10/30/2018	6,075	6,728,063
Fiesta Restaurant Group†	8.875%	8/15/2016	3,659	3,819,081
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	2,015	2,016,928
Macy’s Retail Holdings, Inc.	5.75%	7/15/2014	9,846	10,838,093
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	925	957,235
Macy’s Retail Holdings, Inc.	8.00%	7/15/2012	4,912	4,933,387
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	17,680	18,497,877
QVC, Inc.†	7.125%	4/15/2017	14,175	15,309,000
QVC, Inc.†	7.50%	10/1/2019	40,861	45,560,015
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	12,225	13,233,562
Wendy’s Co. (The)	10.00%	7/15/2016	12,825	14,155,722

Total				136,048,963

Retail: Specialty 0.25%

Michaels Stores, Inc.	11.375%	11/1/2016	16,160	17,208,784
Revlon Consumer Products Corp.	9.75%	11/15/2015	6,271	6,811,874
Rite Aid Corp.	9.75%	6/12/2016	9,900	10,989,000
Rite Aid Corp.	10.375%	7/15/2016	9,900	10,605,375

Total				45,615,033

Services 0.39%

Bankrate, Inc.	11.75%	7/15/2015	17,111	19,870,149
FireKeepers Development Authority†	13.875%	5/1/2015	23,144	26,065,930
Iron Mountain, Inc.	6.625%	1/1/2016	25,842	26,003,512

Total				71,939,591

Telecommunications 1.73%

ALLTEL Communications LLC PIK†	10.375%	12/1/2017	2,500	2,716,558
Atlantic Broadband Finance LLC	9.375%	1/15/2014	31,071	31,342,871
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	64,192	70,290,240
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	13,900	14,212,750
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,801,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	$900	$929,250
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	2,750	3,025,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	16,600	17,596,000
NII Capital Corp.	7.625%	4/1/2021	8,775	9,016,312
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	3,060,000
Qtel International Finance Ltd.†	6.50%	6/10/2014	9,320	10,233,360
Qwest Communications, Inc.	7.50%	2/15/2014	24,566	24,713,396
Qwest Communications, Inc.	8.00%	10/1/2015	33,989	36,655,029
Sable International Finance Ltd.†	8.75%	2/1/2020	3,925	4,189,938
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,920,187
ViaSat, Inc.†	6.875%	6/15/2020	4,000	4,140,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,883,320
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	8,500	8,776,250
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	11,300	11,893,250
VimpelCom Holdings BV (Netherlands)†(b)	6.255%	3/1/2017	2,300	2,277,000
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	13,320	15,251,400
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	27,425	28,247,750

Total				317,171,611

Tobacco 0.25%

Altria Group, Inc.	8.50%	11/10/2013	5,995	6,739,501
Reynolds American, Inc.	7.30%	7/15/2015	5,350	6,009,109
Universal Corp.	6.25%	12/1/2014	30,900	33,711,622

Total				46,460,232

Transportation: Miscellaneous 0.49%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	2,675	2,905,719
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	47,625	47,080,075
Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,307,187
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	4,950	3,941,450
Florida East Coast Railway Corp.	8.125%	2/1/2017	600	609,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	10,794	11,765,460
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	2,350	2,608,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	2,475	2,765,813
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	12,500	12,437,500
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	988	958,360

Total				89,379,064

Utilities 0.07%

Public Service Co. of New Mexico	7.95%	5/15/2018	10,796	12,983,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Electrical 0.39%

Otter Tail Corp.	9.00%	12/15/2016	$27,622	$29,693,650
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	28,417,500
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	13,795,760

Total				71,906,910

Utilities: Miscellaneous 0.03%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	4,350	4,774,125

Wholesale 0.18%

Glencore Funding LLC†	6.00%	4/15/2014	31,940	33,499,439

Total Corporate Bonds (cost $8,945,212,513)				9,093,744,790

FLOATING RATE LOANS(d) 1.03%

Aerospace/Defense 0.12%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	21,950	21,511,000

Business Services 0.04%

Alliance Laundary Systems LLC Term Loan B	6.25%	9/30/2016	7,960	7,990,233

Chemicals 0.07%

Chemtura Exit Term Loan B	5.50%	8/27/2016	3,000	3,022,500
Harko CV Term Loan B	5.75%	8/2/2017	4,589	4,622,914
Norit NV Term Loan	6.75%	7/7/2017	3,541	3,523,419
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	1,239	1,236,184

Total				12,405,017

Communications Services 0.05%

Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	9,240	8,547,000

Energy Equipment & Services 0.07%

MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	12,818	12,824,886

Financial Services 0.03%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	3/14/2019	3,745	3,791,812
Styron S.A.R.L. LLC New Term Loan B	6.00% - 6.75%	8/2/2017	2,794	2,538,599

Total				6,330,411

Financial: Miscellaneous 0.10%

Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	8,083	8,150,598
Moneygram International, Inc. Term Loan B	4.50%	11/20/2017	4,712	4,699,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous (continued)
Moneygram International, Inc. Term Loan B1	4.50%	11/17/2017	$5,985	$5,970,038

Total				18,820,396

Health Care 0.14%

Grifols, Inc. New Term Loan B	4.50%	6/1/2017	6,970	6,986,728
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	18,233	18,221,979

Total				25,208,707

Leisure 0.01%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	1,870	1,891,037

Manufacturing 0.04%

Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	4,963	4,943,891
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	2,476	2,484,026

Total				7,427,917

Media 0.04%

Alpha D2 Ltd. 2nd Lien Term Loan	3.744%	6/30/2014	7,430	7,102,285
Entercom Radio LLC Term Loan B	6.25% - 7.25%	11/23/2018	10	9,908

Total				7,112,193

Metals & Minerals: Miscellaneous 0.16%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	7,394	6,950,477
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016	23,000	22,453,750

Total				29,404,227

Retail 0.04%

J. Crew Group, Inc. New Term Loan B	4.75%	3/7/2018	3,011	2,959,530
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	5,525	5,542,956

Total				8,502,486

Retail: Specialty 0.06%

Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	11,100	11,028,860

Services 0.04%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	7,128	7,154,730

Telecommunications 0.02%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	3,225	3,246,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Total Floating Rate Loans (cost $189,557,661)					$189,405,788

FOREIGN BONDS(e) 0.34%

Luxembourg 0.01%

Zinc Capital SA†	8.875%	5/15/2018	EUR	2,000	2,531,369

Netherlands 0.11%

Clondalkin Acquisition BV†	3.426%#	12/15/2013	EUR	5,000	6,328,422
Ziggo Finance BV†	6.125%	11/15/2017	EUR	10,000	13,855,915

Total					20,184,337

United Kingdom 0.22%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	2,800	3,652,706
Infinis plc†	9.125%	12/15/2014	GBP	13,100	21,674,422
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,750	14,537,053

Total					39,864,181

Total Foreign Bonds (cost $63,909,691)					62,579,887

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.90%

Argentina 0.09%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	8,133,958
Provincia de Buenos Aires†	11.75%	10/5/2015		5,015	4,877,087
Provincia de Neuquen†	7.875%	4/26/2021		3,145	3,286,525

Total					16,297,570

Dominican Republic 0.03%

Dominican Republic†	9.04%	1/23/2018		5,410	5,978,310

Indonesia 0.03%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018		5,800	5,936,300

Latvia 0.05%

Republic of Latvia†	5.25%	2/22/2017		8,000	8,200,000

Lithuania 0.03%

Republic of Lithuania†	5.125%	9/14/2017		4,900	4,998,000

Mexico 0.03%

United Mexican States	6.625%	3/3/2015		4,950	5,662,800

Poland 0.19%

Republic of Poland	3.875%	7/16/2015		17,900	18,884,500
Republic of Poland	5.00%	10/19/2015		15,000	16,425,000

Total					35,309,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Qatar 0.13%

State of Qatar†	3.125%	1/20/2017	$22,400	$22,982,400

Russia 0.19%

Russia Eurobonds†	3.625%	4/29/2015	34,250	35,705,625

South Africa 0.06%

Republic of South Africa	6.50%	6/2/2014	9,900	10,976,625

Sri Lanka 0.02%

Republic of Sri Lanka†	8.25%	10/24/2012	3,900	3,987,750

Turkey 0.03%

Republic of Turkey	9.50%	1/15/2014	4,950	5,539,050

Ukraine 0.02%

Ukraine Government†	6.25%	6/17/2016	3,800	3,486,500

Total Foreign Government Obligations (cost $160,539,009)				165,060,430

GOVERNMENT SPONSORED ENTERPRISES BOND 0.77%

Federal National Mortgage Assoc. (cost $141,968,294)	1.125%	4/27/2017	142,018	141,953,226

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.47%

Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019	23,193	24,928,756
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	60,173	65,019,098
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	71,657	77,157,760
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	51,887	55,855,024
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	33,866	35,669,005
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	40,540	42,673,385
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	23,580	25,418,565
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	19,829	21,096,795
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	28,471	30,071,669
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	38,372	39,652,676
Federal Home Loan Mortgage Corp. K701 A2	3.882%	11/25/2017	18,144	20,127,230
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	33,210	33,718,511
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	6/25/2046	17,795	18,857,508
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	9,158	9,460,049
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	22,988	23,709,048
Federal National Mortgage Assoc. 2011-M5 A1	2.007%	7/25/2021	29,411	29,580,990
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	43,967	44,379,875
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	9/25/2021	38,140	38,411,004

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $612,524,850)				635,786,948

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.85%

Federal Home Loan Mortgage Corp.	2.373%#	10/1/2035	20,434	21,528,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
 LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.375	%#	9/1/2035 - 6/1/2036	$37,757	$39,855,026
Federal Home Loan Mortgage Corp.	2.309	%#	6/1/2037	17,157	18,215,489
Federal Home Loan Mortgage Corp.	2.419	%#	6/1/2037	24,154	25,668,279
Federal Home Loan Mortgage Corp.	2.45	%#	12/1/2035	17,789	18,898,934
Federal Home Loan Mortgage Corp.	2.471	%#	7/1/2036	15,518	16,292,326
Federal Home Loan Mortgage Corp.	2.559	%#	5/1/2035	21,375	22,761,800
Federal Home Loan Mortgage Corp.	2.571	%#	5/1/2036	23,430	24,949,269
Federal Home Loan Mortgage Corp.	2.72	%#	4/1/2038	14,236	15,192,714
Federal Home Loan Mortgage Corp.	2.952	%#	12/1/2041	47,823	49,940,362
Federal Home Loan Mortgage Corp.	3.147	%#	9/1/2037	21,398	22,597,595
Federal Home Loan Mortgage Corp.	3.225	%#	2/1/2037	10,850	11,605,077
Federal Home Loan Mortgage Corp.	3.537	%#	10/1/2038	34,185	36,205,552
Federal Home Loan Mortgage Corp.	4.324	%#	3/1/2038	19,277	20,475,985
Federal Home Loan Mortgage Corp.	4.411	%#	5/1/2037	22,910	24,209,725
Federal Home Loan Mortgage Corp.	5.073	%#	7/1/2036	27,926	29,808,442
Federal Home Loan Mortgage Corp.	5.121	%#	12/1/2035	15,597	16,528,974
Federal Home Loan Mortgage Corp.	5.238	%#	4/1/2038	11,201	12,021,446
Federal Home Loan Mortgage Corp.	5.718	%#	11/1/2037	31,247	33,681,211
Federal National Mortgage Assoc.	2.383	%#	8/1/2034	45,102	47,872,991
Federal National Mortgage Assoc.	2.43	%#	7/1/2035	21,124	22,321,608
Federal National Mortgage Assoc.	2.432	%#	11/1/2036	14,399	15,212,237
Federal National Mortgage Assoc.	2.455	%#	7/1/2035	11,389	12,006,873
Federal National Mortgage Assoc.	2.494	%#	9/1/2037	11,311	12,035,754
Federal National Mortgage Assoc.	2.523	%#	12/1/2036	25,438	27,057,108
Federal National Mortgage Assoc.	2.526	%#	1/1/2037	22,835	24,322,939
Federal National Mortgage Assoc.	2.598	%#	10/1/2036	15,606	16,568,273
Federal National Mortgage Assoc.	2.714	%#	1/1/2042	29,981	31,200,962
Federal National Mortgage Assoc.	2.716	%#	8/1/2037	12,854	13,743,688
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,840,331
Federal National Mortgage Assoc.	3.143	%#	11/1/2038	45,442	48,169,562
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,419	26,707,698
Federal National Mortgage Assoc.	3.842	%#	12/1/2039	33,643	35,409,593
Federal National Mortgage Assoc.	4.626	%#	4/1/2038	21,364	22,588,016
Federal National Mortgage Assoc.	4.797	%#	3/1/2037	18,178	19,415,169
Federal National Mortgage Assoc.	5.087	%#	10/1/2038	21,869	23,424,470
Federal National Mortgage Assoc.	5.50%		1/1/2035	7,291	7,965,768

Total Government Sponsored Enterprises Pass-Throughs (cost $884,919,708)					889,299,992

MUNICIPAL BONDS 0.47%

Finance 0.07%

Puerto Rico Comwlth Govt Dev Bk Ser B	4.704%		5/1/2016	12,925	13,389,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

General Obligation 0.15%

New York City NY Taxable Ser D	5.13%	12/1/2015	$12,255	$14,044,475
New York City NY Taxable Ser O	4.65%	6/1/2015	11,285	12,544,632

Total				26,589,107

Miscellaneous 0.08%

MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012	8,500	8,519,805
MI Muni Bd Auth Rev Sch Ln (NPFGC)(FGIC)	5.222%	6/1/2014	6,160	6,596,436

Total				15,116,241

Utilities 0.17%

Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	24,730	25,944,738
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%	1/1/2014	4,840	5,172,169

Total				31,116,907

Total Municipal Bonds (cost $82,876,218)				86,212,038

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.84%

Arkle Master Issuer plc 2010-2A 1A1†	1.895%#	5/17/2060	30,635	30,678,379
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	3,406	3,419,114
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	1,430	1,431,821
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	5,692	5,834,567
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	2,863	2,866,758
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	44,490	49,792,007
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.193%#	9/10/2047	90,836	102,166,883
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	19,665	20,596,020
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	52,586	58,647,252
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	4,500	4,928,555
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.604%#	6/24/2050	19,351	19,164,267
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%	12/16/2043	20,000	21,981,210
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	19,000	18,838,586
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	17,703	17,637,038
BCRR Trust 2009-1 2A1†	5.858%	7/17/2040	7,775	8,838,682
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	5,288	5,286,447
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	12,379	13,668,223
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	8,809	8,808,743
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.145%#	10/12/2042	35,000	39,172,578
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	189	189,035
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.404%#	3/11/2039	3,000	3,005,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.694%#	9/11/2038	$12,438	$13,332,712
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	9,410	9,816,992
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 A4	5.718%#	6/11/2040	20,783	23,977,461
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	32,350	37,358,201
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	6,546	6,613,189
Citigroup Commercial Mortgage Trust 2005-C3 AM	4.83%	5/15/2043	15,103	16,049,354
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%#	12/19/2039	13,350	13,656,536
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	32,525	36,443,888
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.225%#	7/15/2044	18,025	17,548,176
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%	12/11/2049	24,230	25,987,850
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%	12/11/2049	50,990	56,170,100
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	49,870	55,502,592
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	626	625,708
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	25,190	28,365,905
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	46,524	47,285,528
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.813%#	12/10/2049	22,855	26,571,897
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%#	6/15/2022	41,093	39,963,533
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	50,085	52,172,906
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.828%#	7/17/2028	26,903	27,393,606
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	3.828%#	7/17/2028	7,971	8,078,804
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%	6/9/2028	12,390	12,608,516
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%	2/10/2029	48,600	49,126,095
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.419%#	2/15/2039	19,918	21,325,902
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.815%#	6/15/2038	45,900	51,964,079
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	5.815%#	6/15/2038	11,415	12,093,536
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%	9/15/2039	44,000	48,751,406
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	59,130	66,014,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	$34,323	$34,475,241
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.794%#	9/15/2039	51,075	55,294,459
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.199%#	2/15/2041	12,400	11,735,248
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%	4/16/2049	35,000	38,872,155
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.794%#	9/15/2039	11,500	11,254,912
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.599%#	4/12/2049	15,000	15,218,302
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	30,710	31,066,719
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	10,670	10,722,734
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	47,730	48,562,616
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	36,558	38,171,963
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	21,279	22,354,164
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	25,903	26,618,231
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	10,914	11,426,687
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	42,775	47,606,393
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%	8/15/2048	36,152	40,160,281
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	10,120	9,625,684
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	16,884	17,870,486
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	41,756	44,840,495
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%	10/14/2022	32,645	34,332,602
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%	10/14/2022	9,500	10,177,165
Extended Stay America Trust 2010-ESHA C†	4.86%	11/5/2027	29,900	30,562,240
Fosse Master Issuer plc 2011-1A A2†	1.965%#	10/18/2054	12,400	12,435,935
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	23,668	24,107,067
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	31,665	35,195,062
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	3,557	3,560,805
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	630	632,450
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.454%#	5/10/2040	26,055	27,559,129
Gracechurch Mortgage Financing plc 2007-1A 3A1†	0.573%#	11/20/2056	10,144	10,128,996
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.043%#	11/20/2056	34,725	34,919,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	$9,304	$9,446,210
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	16,250	16,342,697
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.883%#	7/10/2038	51,844	54,462,874
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	43,987	44,191,979
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%	3/10/2039	91,400	101,887,922
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	9,006	9,188,876
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	19,009	19,329,045
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	41,777	46,711,950
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	33,400	34,870,452
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	6,401	6,442,482
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	73,011	83,071,587
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	30,413	31,877,553
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%#	3/6/2020	24,500	23,960,829
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%#	3/6/2020	6,179	5,962,698
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%#	3/6/2020	20,855	20,041,686
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	45,682	48,469,048
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	41,689	44,511,970
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%	2/10/2021	11,500	11,314,850
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%	2/10/2021	9,800	9,537,360
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	44,670	47,527,116
Holmes Master Issuer plc 2010-1A A2†	1.967%#	10/15/2054	18,450	18,489,575
Holmes Master Issuer plc 2012-1A A2†	2.165%#	10/15/2054	20,000	20,113,160
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	6,666	6,717,346
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	19,198	19,560,191
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	16,591	16,866,456
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	10,733	10,851,063
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%	7/15/2042	10,563	10,645,780
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	52,328	58,017,927
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.205%#	12/15/2044	34,211	38,467,780
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	18,563	20,907,744
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	62,802	69,415,396
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.801%#	6/15/2049	49,079	49,511,669
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.816%#	6/15/2049	44,262	40,793,076
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%	2/15/2051	15,579	15,879,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%#	3/18/2051	$17,135	$17,209,332
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	35,203	38,425,292
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	70,431	77,733,603
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	9,552	9,552,850
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	35,646	39,700,162
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	6,743	7,119,171
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	2,560	2,587,256
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	1,900	1,746,900
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	12,340	12,428,274
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	13,318	13,319,156
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	31,575	33,065,877
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%	2/15/2040	40,297	44,964,488
Merrill Lynch Floating Trust 2008-LAQA A2†	0.795%#	7/9/2021	25,000	23,001,063
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	11,074	11,110,335
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	7,967	8,095,116
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.504%#	11/12/2037	57,500	57,055,468
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.22%#	11/12/2037	47,266	53,155,974
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%#	11/12/2037	9,400	9,098,763
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.22%#	11/12/2037	6,443	6,642,400
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	217	217,420
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	6,100	6,856,650
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	7,445	7,628,754
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	5,634	5,667,425
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	56,810	62,289,807
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	3,701	3,708,881
Merrill Lynch Mortgage Trust 2006-C2 A4	5.742%	8/12/2043	16,368	18,756,279
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2,337	2,337,871
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.527%#	2/12/2039	5,905	5,335,362
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	65,198	72,419,819
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	42,865	46,515,040
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4	5.737%#	6/12/2050	24,658	26,771,560
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%	1/14/2042	6,674	6,888,934
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	47,803	52,784,336
Morgan Stanley Capital I 2005-HQ7 A4	5.201%#	11/14/2042	19,320	21,646,901
Morgan Stanley Capital I 2005-HQ7 AAB	5.178%#	11/14/2042	18,517	18,896,326
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	16,000	17,738,800
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	6,875	6,904,182
Morgan Stanley Capital I 2007-HQ12 A3	5.599%#	4/12/2049	35,700	38,480,298
Morgan Stanley Capital I 2007-HQ13 A3	5.569%	12/15/2044	29,048	31,709,021
Morgan Stanley Capital I 2007-IQ16 A4	5.809%	12/12/2049	24,100	27,997,199
Morgan Stanley Capital I 2007-XLF9 A1†	0.749%#	12/15/2020	2,400	2,335,246
Morgan Stanley Capital I 2007-XLF9 A2†	0.809%#	12/15/2020	22,321	21,326,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2007-XLF9 B†	0.849%#	12/15/2020	$10,000	$9,154,945
Morgan Stanley Capital I 2007-XLF9 C†	0.949%#	12/15/2020	13,000	11,771,819
Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	14,000	14,996,240
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	34,000	36,012,375
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	2,323	2,322,599
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	4,645	4,675,162
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%	12/17/2043	1,751	1,749,364
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.787%#	8/15/2045	38,669	44,236,485
Morgan Stanley Reremic Trust 2009-GG10 A4A†	5.787%#	8/12/2045	24,487	28,012,589
Permanent Master Issuer plc 2010-1A†	1.717%#	7/15/2042	33,940	33,936,640
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	67,900	71,831,444
RBSCF Trust 2010-RR4 WBCA†	5.509%	4/16/2047	13,600	15,223,568
RBSCF Trust 2010-RR4 WBCB†	5.509%	4/16/2047	11,250	10,981,148
Silverstone Master Issuer plc 2011-1A†	2.111%#	1/21/2055	20,000	20,052,480
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	30,849	32,276,027
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	15,782	16,082,607
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	2,482	2,500,792
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	4,761	4,998,271
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	42,555	42,845,374
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	28,895	32,085,152
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.238%#	7/15/2042	22,051	19,603,350
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.205%#	10/15/2044	38,900	43,172,426
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	13,920	13,290,440
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.459%#	1/15/2045	7,975	6,675,386
Wachovia Bank Commercial Mortgage Trust 2006-C25 A5	5.737%#	5/15/2043	21,800	24,991,095
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%	6/15/2045	23,692	27,352,331
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	33,504	38,009,283
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	34,000	36,264,298
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	55,312	61,732,257
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	28,790	28,868,856
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.308%	11/15/2048	51,765	58,303,360
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	15,068	15,429,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.74%#	6/15/2049	$45,068	$49,810,596
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	45,160	48,067,988

Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,811,152,474)				4,925,164,756

Total Long-Term Investments (cost $17,359,115,731)				17,654,286,553

SHORT-TERM INVESTMENTS 3.96%

Commercial Paper 0.64%

Oil 0.16%

BP Capital Markets plc	0.777%	2/11/2013	29,075	28,847,997

Telecommunications 0.48%

Vodafone Group plc	0.01%	2/8/2013	21,750	21,500,530
Vodafone Group plc	0.888%	2/13/2013	36,725	36,297,648
Vodafone Group plc	1.004%	7/9/2012	31,200	31,087,362

Total				88,885,540

Total Commercial Paper (cost $117,733,537)				117,733,537

Repurchase Agreements 3.32%

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $8,805,000 of U.S. Treasury Note at 0.125% due 8/31/2013 and $375,000 of Federal Home Loan Bank at 0.42% due 6/21/2013 value: $9,159,394; proceeds:$8,972,926			8,973	8,972,924
Repurchase Agreement dated 2/29/2012, 0.13% due 3/1/2012 with Bank of America Corp. collateralized by $338,247,000 of U.S. Treasury Note at 3.625% due 2/15/2021 and $170,281,000 of U.S Treasury Bond at 4.625% due 2/15/2040; value: $613,896,017; proceeds:$599,656,165			599,654	599,654,000

Total Repurchase Agreements (cost $608,626,924)				608,626,924

Total Short-Term Investments (cost $726,360,461)				726,360,461

Total Investments in Securities 100.18% (cost $18,085,476,192)				18,380,647,014

Liabilities in Excess of Cash and Other Assets(f) (0.18%)				(33,452,576)

Net Assets 100.00%				$18,347,194,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2012

PIK	Payment-in-kind.
EUR	euro.
GBP	British pound.

#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)

Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at February 29, 2012.

(e)	Investment in non-U.S. dollar denominated securities.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Open Futures Contracts at February 29, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	June 2012	8,075	Long	$1,778,392,586	$(644,821)
U.S. 5-Year Treasury Note	June 2012	15,208	Short	(1,873,197,875)	3,107,936

Totals				$(94,805,289)	$2,463,115

Open Forward Foreign Currency Exchange Contracts at February 29, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

British pound	Buy	UBS AG	3/12/2012	2,653,000	$4,121,409	$4,220,358	$98,949
British pound	Buy	UBS AG	3/12/2012	900,985	1,406,194	1,433,275	27,081
British pound	Buy	Barclays Bank plc	3/14/2012	68,700	107,479	109,286	1,807
euro	Buy	Goldman Sachs	5/11/2012	620,000	820,849	826,287	5,438
British pound	Sell	UBS AG	3/12/2012	17,240,000	26,931,638	27,425,170	(493,532)
British pound	Sell	Barclays Bank plc	3/14/2012	2,015,000	3,142,876	3,205,391	(62,515)
euro	Sell	Goldman Sachs	5/11/2012	9,730,000	12,775,101	12,967,369	(192,268)
euro	Sell	Goldman Sachs	5/11/2012	1,200,000	1,586,796	1,599,265	(12,469)
euro	Sell	JPMorgan Securities, Inc.	5/11/2012	5,150,000	6,656,190	6,863,510	(207,320)
euro	Sell	Morgan Stanley	5/11/2012	10,900,000	14,347,888	14,526,652	(178,764)
euro	Sell	Morgan Stanley	5/11/2012	1,965,000	2,591,442	2,618,796	(27,354)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,040,947)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 115.04%

ASSET-BACKED SECURITIES 11.89%

Automobiles 4.77%

Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	$2,250	$2,253,050
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	452	452,367
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	1,034	1,034,658
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	2,658	2,661,468
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	4,500	4,505,614
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	3,850	3,856,537
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.099%#	1/15/2013	361	361,447
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	2,727	2,743,181
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	1,672	1,672,422
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	4,188	4,189,579
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	4,450	4,453,654
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	3,800	3,800,831
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	929	929,384
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	246	246,427
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	6,825	6,827,512
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	5,400	5,399,338
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	1,183	1,187,106
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	3,500	3,502,953
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	2,000	2,001,206
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	6,400	6,399,796
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	4,490	4,495,584
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	3,324	3,326,890
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	676	675,972
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	2,038	2,037,913
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	1,348	1,348,540
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	815	815,551
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	4,580	4,579,437
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	4,000	3,999,977
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	4,250	4,251,297
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	2,200	2,204,355
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	5,600	5,614,039

Total				91,828,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards 5.31%

Cabela’s Master Credit Card Trust 2009-1A A†	2.249	%#	3/16/2015	$16,950	$16,964,087
Capital One Multi-Asset Execution Trust 2005-A1	0.319	%#	1/15/2015	6,550	6,550,232
Capital One Multi-Asset Execution Trust 2007-A4	0.279	%#	3/16/2015	11,000	10,999,800
Chase Issuance Trust 2005-A6	0.319	%#	7/15/2014	8,700	8,702,699
Chase Issuance Trust 2009-A2	1.799	%#	4/15/2014	7,500	7,514,800
Citibank Credit Card Issuance Trust 2009-A1	1.999	%#	3/17/2014	9,525	9,531,805
Citibank Omni Master Trust 2009-A14A†	2.999	%#	8/15/2018	4,000	4,224,979
Citibank Omni Master Trust 2009-A8†	2.349	%#	5/16/2016	11,000	11,045,750
Discover Card Master Trust 2009-A1	1.549	%#	12/15/2014	6,000	6,022,835
GE Capital Credit Card Master Note Trust 2009-1 A	2.349	%#	4/15/2015	5,950	5,966,323
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	6,565	6,646,728
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309	%#	5/15/2015	5,600	5,599,897
World Financial Network Credit Card Master Trust 2006-A†	0.379	%#	2/15/2017	2,600	2,589,821

Total					102,359,756

Home Equity 0.08%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	1,611	1,545,301

Other 1.73%

Illinois Student Assistance Commission 2010-1 A2	1.61	%#	4/25/2022	5,435	5,429,348
SLM Student Loan Trust 2006-2 A5	0.67	%#	7/25/2025	6,735	6,472,200
SLM Student Loan Trust 2008-2 A1	0.86	%#	1/25/2015	513	513,078
SLM Student Loan Trust 2008-3 A3	1.56	%#	10/25/2021	4,000	4,003,523
SLM Student Loan Trust 2010-A 2A†	3.499	%#	5/16/2044	3,107	3,171,441
SLM Student Loan Trust 2010-C A1†	1.899	%#	12/15/2017	3,494	3,504,273
SLM Student Loan Trust 2011-1 A2	1.394	%#	10/25/2034	5,300	5,253,843
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	5,000	5,000,344

Total					33,348,050

Total Asset-Backed Securities (cost $229,516,346)					229,081,192

CORPORATE BONDS 43.14%

Aerospace/Defense 0.02%

Embraer Overseas Ltd. (Brazil)(a)	6.375%		1/15/2020	355	397,600

Air Transportation 0.05%

Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	993	1,023,816

Apparel 0.13%

PVH Corp.	7.75%		11/15/2023	1,790	2,043,321
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%		1/19/2016	650	555,750

Total					2,599,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto Parts: Original Equipment 0.45%

BorgWarner, Inc.	8.00%	10/1/2019	$4,721	$5,736,667
Hertz Corp. (The)	7.50%	10/15/2018	2,767	2,998,736

Total				8,735,403

Auto Trucks & Parts 0.14%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	2,690	2,730,350

Automotive 0.37%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	2,200	2,233,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	542,500
Ford Motor Co.	6.625%	10/1/2028	1,322	1,431,630
Ford Motor Co.	7.45%	7/16/2031	2,291	2,952,526

Total				7,159,656

Banks: Diversified 6.12%

Ally Financial, Inc.	5.50%	2/15/2017	969	982,481
Banco Bradesco SA†	5.75%	3/1/2022	1,275	1,289,025
Banco Bradesco SA†	5.90%	1/16/2021	600	622,500
Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	900	895,500
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	1,800	1,858,500
BanColombia SA (Colombia)(a)	4.25%	1/12/2016	1,600	1,627,520
Bank of America Corp.	5.625%	7/1/2020	1,035	1,075,519
Bank of America Corp.	7.625%	6/1/2019	5,455	6,176,435
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	9,220	9,522,757
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	4,730	4,798,334
BBVA Bancomer SA†	4.50%	3/10/2016	400	412,000
Citigroup, Inc.	4.45%	1/10/2017	1,690	1,785,649
Citigroup, Inc.	8.50%	5/22/2019	3,825	4,752,314
Discover Bank	8.70%	11/18/2019	5,320	6,412,957
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	7,510	7,616,139
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	700	665,000
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,040,818
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	2,133	2,230,711
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	9,003	10,263,069
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	500	500,000
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	12/21/2021	500	525,000
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	1,700	1,793,500
JPMorgan Chase & Co.	4.35%	8/15/2021	4,698	4,938,688
JPMorgan Chase & Co.	4.50%	1/24/2022	4,229	4,502,506
JPMorgan Chase & Co.	6.30%	4/23/2019	447	526,246
Morgan Stanley	5.75%	1/25/2021	2,406	2,389,006
Morgan Stanley	6.25%	8/28/2017	1,885	1,978,313
National Agricultural Cooperative Federation (South Korea)†(a)	3.50%	2/8/2017	1,000	1,001,621
Nordea Eiendomskreditt AS (Norway)†(a)	1.875%	4/7/2014	3,800	3,839,493
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,122,963
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	550	562,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Sparebank 1 Boligkreditt AS (Norway)†(a)	2.625%	5/27/2016	$7,420	$7,618,589
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	4,540	4,716,520
Toronto-Dominion Bank (The) (Canada)†(a)	1.625%	9/14/2016	9,390	9,482,313
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	8,100	8,476,091

Total				118,001,002

Banks: Money Center 0.44%

Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	450	462,960
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	1,600	1,640,327
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,738	3,101,732
SVB Financial Group	5.375%	9/15/2020	3,009	3,253,517

Total				8,458,536

Beverages 0.37%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,893	1,932,584
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	325,375
Central American Bottling Corp.†	6.75%	2/9/2022	950	990,375
Pernod-Ricard SA (France)†(a)	4.45%	1/15/2022	2,775	2,898,374
Pernod-Ricard SA (France)†(a)	5.50%	1/15/2042	1,000	1,071,033

Total				7,217,741

Biotechnology Research & Production 0.19%

Amgen, Inc.	5.65%	6/15/2042	2,809	3,155,302
Laboratory Corp. of America Holdings	5.50%	2/1/2013	461	478,788

Total				3,634,090

Broadcasting 0.36%

Cox Communications, Inc.	7.125%	10/1/2012	6,753	7,008,642

Brokers 0.25%

Raymond James Financial, Inc.	8.60%	8/15/2019	4,120	4,808,674

Building Materials 0.33%

Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,343,970
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	500,000
Owens Corning, Inc.	9.00%	6/15/2019	1,055	1,291,470
Voto-Votorantim Ltd.†	6.75%	4/5/2021	1,870	2,057,000
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,100	1,112,100

Total				6,304,540

Business Services 0.29%

ERAC USA Finance LLC†	5.80%	10/15/2012	1,400	1,439,791
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	580	607,550
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	311,740
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,106	1,034,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services (continued)

Verisk Analytics, Inc.	4.875%	1/15/2019	$250	$259,908
Verisk Analytics, Inc.	5.80%	5/1/2021	1,700	1,850,652

Total				5,503,751

Cable Services 0.30%

Time Warner Cable, Inc.	6.55%	5/1/2037	1,296	1,569,575
Time Warner Cable, Inc.	7.30%	7/1/2038	3,215	4,145,283

Total				5,714,858

Chemicals 1.17%

Airgas, Inc.	7.125%	10/1/2018	5,200	5,656,945
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	1,710	1,966,500
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	450	471,375
Dow Chemical Co. (The)	4.85%	8/15/2012	2,416	2,459,027
Dow Chemical Co. (The)	8.55%	5/15/2019	2,234	2,975,768
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,980	5,406,099
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	722	745,679
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,878,641

Total				22,560,034

Coal 0.14%

Peabody Energy Corp.†	6.00%	11/15/2018	875	920,937
Peabody Energy Corp.	7.875%	11/1/2026	1,587	1,708,009

Total				2,628,946

Communications & Media 0.16%

Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	3,000	3,060,000

Communications Services 0.13%

Avaya, Inc.†	7.00%	4/1/2019	2,474	2,520,387

Computer Hardware 0.35%

Hewlett-Packard Co.	4.50%	3/1/2013	6,455	6,691,156

Computer Software 0.56%

BMC Software, Inc.	7.25%	6/1/2018	5,982	7,154,980
Intuit, Inc.	5.40%	3/15/2012	197	197,243
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,329	3,487,128

Total				10,839,351

Construction/Homebuilding 0.18%

Desarrolladora Homex SAB de CV (Mexico)†(a)	9.75%	3/25/2020	1,000	1,040,000
Empresas ICA SAB de CV (Mexico)†(a)	8.90%	2/4/2021	819	814,905
Odebrecht Finance Ltd.†	6.00%	4/5/2023	800	822,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Construction/Homebuilding (continued)

URBI Desarrollos Urbanos SAB de CV (Mexico)†(a)	9.75%	2/3/2022	$800	$824,000

Total				3,500,905

ConsumerProducts 0.15%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	497	536,139
Tupperware Brands Corp.	4.75%	6/1/2021	2,310	2,388,069

Total				2,924,208

Containers 0.36%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,386	3,804,855
Pactiv Corp.	7.95%	12/15/2025	2,267	1,847,605
Rock-Tenn Co.†	4.90%	3/1/2022	362	369,096
Sealed Air Corp.†	8.125%	9/15/2019	870	987,450

Total				7,009,006

Data Product, Equipment & Communications 0.05%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017	950	1,036,688

Diversified 0.14%

Bombardier, Inc. (Canada)†(a)	7.75%	3/15/2020	1,450	1,689,250
MMI International Ltd. (Malaysia)†(a)	8.00%	3/1/2017	900	936,000

Total				2,625,250

Electric: Equipment/Components 0.10%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,905	1,903,339

Electric: Power 2.16%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(a)	9.50%	11/12/2020	800	842,000
AES Red Oak LLC	8.54%	11/30/2019	1,585	1,633,050
Astoria Depositor Corp.†	8.144%	5/1/2021	1,900	1,615,000
Black Hills Corp.	9.00%	5/15/2014	3,190	3,584,061
Bruce Mansfield Unit 1	6.85%	6/1/2034	1,377	1,473,362
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	4,525	2,787,326
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,150	1,210,619
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	5,009	5,417,985
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	600	625,500
Elwood Energy LLC	8.159%	7/5/2026	1,228	1,220,724
Empresa de Energia de Bogota SA (Colombia)†(a)	6.125%	11/10/2021	1,000	1,055,000
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,440	1,483,955
Indiantown Cogeneration LP	9.77%	12/15/2020	2,661	2,739,186
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019	800	807,549
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,548,513
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,245,207
NiSource Finance Corp.	4.45%	12/1/2021	1,367	1,450,406
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,611,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	$1,650	$1,808,887
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,300	4,395,765

Total				41,555,595

Electrical Equipment 0.06%

STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,150	1,247,750

Electrical: Household 0.15%

Legrand France SA (France)(a)	8.50%	2/15/2025	2,368	2,833,182

Electronics 0.06%

PerkinElmer, Inc.	5.00%	11/15/2021	1,025	1,086,542

Electronics: Semi-Conductors/Components 0.38%

Agilent Technologies, Inc.	4.45%	9/14/2012	1,129	1,149,185
KLA-Tencor Corp.	6.90%	5/1/2018	5,217	6,271,309

Total				7,420,494

Energy Equipment & Services 0.65%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,207	3,518,929
Cameron International Corp.	6.375%	7/15/2018	974	1,153,742
Cameron International Corp.	7.00%	7/15/2038	198	257,142
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,710,000
NRG Energy, Inc.	7.375%	1/15/2017	3,684	3,831,360

Total				12,471,173

Engineering & Contracting Services 0.18%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,235	1,324,066
AGCO Corp.†	5.875%	12/1/2021	2,060	2,180,355

Total				3,504,421

Environmental Services 0.08%

Casella Waste Systems, Inc.	11.00%	7/15/2014	1,499	1,632,036

Fertilizers 0.01%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	176,417

Financial Services 2.41%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	1,100	1,177,000
FMR LLC†	6.45%	11/15/2039	2,750	3,052,965
General Electric Capital Corp.	2.00%	9/28/2012	17,840	18,031,174
General Electric Capital Corp.	6.75%	3/15/2032	2,587	3,153,030
General Electric Capital Corp.	6.875%	1/10/2039	2,462	3,049,322
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	1,455	1,454,873
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	2,792	2,846,533
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,720	2,714,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

TD Ameritrade Holding Corp.	5.60%	12/1/2019	$2,971	$3,273,706
Western Union Co. (The)	3.65%	8/22/2018	952	1,022,852
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	5,157	6,589,862

Total				46,365,891

Financial: Miscellaneous 0.98%

Compagnie de Financement Foncier (France)†(a)	1.625%	7/23/2012	4,800	4,804,623
Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	4,700	4,705,245
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,270	5,646,030
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	924	971,841
SLM Corp.	8.45%	6/15/2018	2,410	2,711,250

Total				18,838,989

Food 1.02%

CCL Finance Ltd.†	9.50%	8/15/2014	700	796,250
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	1,710	1,829,700
Grupo Bimbo SAB de CV (Mexico)†(a)	4.50%	1/25/2022	600	619,990
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	800	828,000
Kellogg Co.	4.25%	3/6/2013	2,452	2,540,213
Kellogg Co.	5.125%	12/3/2012	8,462	8,754,151
Kraft Foods, Inc.	6.00%	2/11/2013	1,831	1,922,435
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	1,250	1,312,500
Post Holdings, Inc.†	7.375%	2/15/2022	1,000	1,067,500

Total				19,670,739

Gaming 0.08%

CCM Merger, Inc.†	8.00%	8/1/2013	1,596	1,588,020

Health Care Products 0.20%

Biomet, Inc.	11.625%	10/15/2017	2,745	3,009,206
Gilead Sciences, Inc.	5.65%	12/1/2041	685	763,542

Total				3,772,748

Health Care Services 0.21%

Centene Corp.	5.75%	6/1/2017	856	896,660
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,875	2,954,062
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	161	177,704

Total				4,028,426

Hospital Management 0.07%

Universal Health Services, Inc.	7.125%	6/30/2016	1,130	1,281,137

Household Equipment/Products 0.07%

American Standard Americas†	10.75%	1/15/2016	1,148	809,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Equipment/Products (continued)

Prestige Brands, Inc.†	8.125%	2/1/2020	$507	$557,700

Total				1,367,040

Household Furnishings 0.01%

Sealy Mattress Co.†	10.875%	4/15/2016	242	264,409

Insurance 0.84%

American International Group, Inc.	4.875%	9/15/2016	863	908,585
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	2,012,061
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,450	3,449,227
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	877	924,888
Markel Corp.	7.125%	9/30/2019	3,600	4,113,068
Validus Holdings Ltd.	8.875%	1/26/2040	1,455	1,594,858
Willis North America, Inc.	7.00%	9/29/2019	2,730	3,125,577

Total				16,128,264

Investment Management Companies 0.22%

Lazard Group LLC	7.125%	5/15/2015	3,130	3,375,896
Oaktree Capital Management LP†	6.75%	12/2/2019	900	929,846

Total				4,305,742

Jewelry, Watches & Gemstones 0.06%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	1,000	1,066,250

Leasing 0.01%

International Lease Finance Corp.	8.625%	9/15/2015	120	133,650

Leisure 0.24%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,549,826

Lodging 0.19%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	703	724,090
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	2,987,886

Total				3,711,976

Machinery: Agricultural 0.50%

Camposol SA (Peru)†(a)	9.875%	2/2/2017	1,100	1,144,000
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,910,945
Lorillard Tobacco Co.	8.125%	5/1/2040	2,884	3,547,978
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	10.50%	1/28/2018	1,025	1,009,625
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	11.75%	2/9/2022	1,100	1,087,625

Total				9,700,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Industrial/Specialty 0.10%

Amkor Technology, Inc.	6.625%	6/1/2021	$851	$208,950
CPM Holdings, Inc.	10.625%	9/1/2014	758	820,535
Xylem, Inc.†	4.875%	10/1/2021		927,233

Total				1,956,718

Machinery: Oil Well Equipment & Services 0.41%

Pride International, Inc.	6.875%	8/15/2020	604	736,978
Pride International, Inc.	7.875%	8/15/2040	1,300	1,767,974
Pride International, Inc.	8.50%	6/15/2019	4,148	5,315,118

Total				7,820,070

Manufacturing 0.24%

Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,633,855

Materials & Commodities 0.11%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,959	2,120,617

Media 0.90%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	7,362	7,746,517
Globo Comunicacao e Participacoes SA (Brazil)†(a)	7.25%	4/26/2022	150	159,000
NBCUniversal Media LLC	6.40%	4/30/2040	2,950	3,751,783
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,652,000
News America, Inc.	6.90%	8/15/2039	890	1,108,739
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	660,683
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	1,976	2,198,300

Total				17,277,022

Metal Fabricating 0.24%

Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	4,552	4,656,464

Metals & Minerals: Miscellaneous 1.70%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	6,733	8,729,368
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	4,497	4,492,557
Compass Minerals International, Inc.	8.00%	6/1/2019	775	856,375
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	10,690	11,190,303
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	5,355	5,109,725
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021	2,310	2,373,647

Total				32,751,975

Natural Gas 0.41%

SourceGas LLC†	5.90%	4/1/2017	3,984	4,235,618
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,915	3,623,240

Total				7,858,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil 3.23%

Antero Resources Finance Corp.†	7.25%	8/1/2019	$580	$614,800
Atwood Oceanics, Inc.	6.50%	2/1/2020	804	850,230
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	767	807,268
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	6,084	7,539,737
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,200	1,428,626
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	1,300	1,475,917
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,127,500
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	801	863,414
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	1,320	1,666,500
Empresa Nacional del Petroleo (Chile)†(a)	4.75%	12/6/2021	1,200	1,245,962
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,093	3,440,962
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,357,250
Kodiak Oil & Gas Corp. (Canada)†	8.125%	12/1/2019	390	417,788
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,730,575
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	825	892,650
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	1,456	1,543,360
Petro-Canada (Canada)(a)	4.00%	7/15/2013	3,600	3,728,884
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	4,015	3,232,075
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	525	540,750
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,475	1,809,088
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,050	3,227,519
QEP Resources, Inc.	6.875%	3/1/2021	2,110	2,342,100
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,322	1,419,349
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	2,142,000
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,340,929
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	1,600	1,624,293
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,822	4,101,323
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	2,200	2,480,500
Valero Energy Corp.	9.375%	3/15/2019	2,162	2,878,437
Valero Energy Corp.	10.50%	3/15/2039	910	1,341,078
WPX Energy, Inc.†	5.25%	1/15/2017	1,050	1,076,250

Total				62,287,114

Oil: Crude Producers 1.17%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	1,800	1,912,500
Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	500	520,000
Enterprise Products Operating LLC	7.55%	4/15/2038	1,769	2,381,957
Holly Energy Partners LP/Holly Energy Finance Corp.†(b)	6.50%	3/1/2020	193	197,584
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	914,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	$5,471	$5,852,673
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	3,850	4,032,875
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	3,567	3,905,865
Southwestern Energy Co.	7.50%	2/1/2018	2,238	2,756,719

Total				22,475,015

Oil: Integrated Domestic 0.68%

Buckeye Partners LP	6.05%	1/15/2018	2,553	2,866,394
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	2,569	2,632,580
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,050	1,054,787
Rockies Express Pipeline LLC†	6.85%	7/15/2018	4,855	4,855,000
Rowan Cos., Inc.	7.875%	8/1/2019	1,500	1,789,479

Total				13,198,240

Oil: Integrated International 1.07%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	10,400	11,125,182
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	2,701	2,917,399
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,598	1,899,127
Transocean, Inc.	6.375%	12/15/2021	724	856,030
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	274	294,550
Weatherford International Ltd.	9.875%	3/1/2039	2,507	3,503,710

Total				20,595,998

Paper & Forest Products 0.85%

Clearwater Paper Corp.	7.125%	11/1/2018	1,121	1,199,470
Georgia-Pacific LLC	8.875%	5/15/2031	5,253	7,293,439
International Paper Co.	9.375%	5/15/2019	1,598	2,108,831
Plum Creek Timberlands LP	4.70%	3/15/2021	4,500	4,515,714
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	1,333	1,349,662

Total				16,467,116

Plastics 0.05%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	890	1,010,150

Pollution Control 0.07%

Clean Harbors, Inc.	7.625%	8/15/2016	1,250	1,331,250

Railroads 0.16%

Canadian Pacific Railway Ltd. (Canada)(a)	4.50%	1/15/2022	3,026	3,134,930

Real Estate Investment Trusts 1.21%

Entertainment Properties Trust	7.75%	7/15/2020	1,694	1,817,511
Federal Realty Investment Trust	5.90%	4/1/2020	1,390	1,570,412
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	1,840,075
HCP, Inc.	6.00%	1/30/2017	5,575	6,221,639
Health Care REIT, Inc.	5.25%	1/15/2022	1,295	1,371,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)

Kilroy Realty LP	6.625%	6/1/2020	$517	$577,479
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	1,783	1,849,862
Rouse Co. LP (The)	6.75%	11/9/2015	2,553	2,683,841
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,324,652
Weyerhaeuser Co.	7.375%	10/1/2019	3,500	4,015,641

Total				23,272,491

Restaurants 0.53%

Darden Restaurants, Inc.	5.625%	10/15/2012	4,283	4,402,637
OSI Restaurant Partners LLC	10.00%	6/15/2015	2,998	3,121,667
Yum! Brands, Inc.	7.70%	7/1/2012	2,570	2,622,094

Total				10,146,398

Retail 0.55%

Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	2,021,555
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	2,723	2,725,606
QVC, Inc.†	7.50%	10/1/2019	3,858	4,301,670
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	1,225	1,326,062
Wendy’s Co. (The)	10.00%	7/15/2016	252	278,148

Total				10,653,041

Retail: Specialty 0.08%

Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	1,450	1,566,000

Savings & Loan 0.17%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,074	3,249,399

Services 0.04%

FireKeepers Development Authority†	13.875%	5/1/2015	600	675,750

Steel 0.82%

Allegheny Ludlum Corp.	6.95%	12/15/2025	835	946,286
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,355	8,203,727
Valmont Industries, Inc.	6.625%	4/20/2020	5,651	6,606,104

Total				15,756,117

Telecommunications 2.01%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,504	1,517,160
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,109	3,404,355
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	12,908	13,920,658
GeoEye, Inc.	9.625%	10/1/2015	280	310,800
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019	2,876	3,163,600
NII Capital Corp.	7.625%	4/1/2021	3,860	3,966,150
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	875	902,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	$2,529	$2,585,903
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	2,600	2,723,500
ViaSat, Inc.†	6.875%	6/15/2020	389	402,615
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	700	755,090
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	2,100	2,099,475
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,950	3,038,500

Total				38,790,106

Tobacco 0.55%

Altria Group, Inc.	8.50%	11/10/2013	1,290	1,450,201
Altria Group, Inc.	9.95%	11/10/2038	5,800	9,094,191

Total				10,544,392

Transportation: Miscellaneous 1.04%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	2,485	2,437,328
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	2,376	2,438,565
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	530	577,700
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	250	277,500
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.00%	2/1/2018	1,270	1,419,225
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	1,000	970,000
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,782,930
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,940	9,236,477

Total				20,139,725

Utilities 0.32%

Commonwealth Edison Co.	6.95%	7/15/2018	595	716,769
Public Service Co. of New Mexico	7.95%	5/15/2018	3,038	3,653,432
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,411	1,888,581

Total				6,258,782

Utilities: Electrical 0.29%

Calpine Corp.†	7.50%	2/15/2021	2,585	2,817,650
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	2,735	2,755,512

Total				5,573,162

Total Corporate Bonds (cost $797,992,217)				831,498,645

FLOATING RATE LOANS(c) 0.17%

Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00% - 6.75%	8/2/2017	495	449,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media 0.04%

Alpha D2 Ltd. 2nd Lien Term Loan	3.744%	6/30/2014	$765	$731,258

Retail 0.03%

J. Crew Group, Inc. New Term Loan B	4.75%	3/7/2018	496	487,835

Services 0.08%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	1,584	1,589,940

Total Floating Rate Loans (cost $3,313,352)				3,258,740

FOREIGN GOVERNMENT OBLIGATIONS 3.18%

Argentina 0.33%

City of Buenos Aires†(a)	9.95%	3/1/2017	800	803,354
Provincia de Buenos Aires†(a)	10.875%	1/26/2021	1,440	1,152,000
Provincia de Buenos Aires†(a)	11.75%	10/5/2015	1,205	1,171,862
Provincia de Neuquen†(a)	7.875%	4/26/2021	500	522,500
Republic of Argentina(a)	8.28%	12/31/2033	3,313	2,633,981

Total				6,283,697

Bahamas 0.12%

Commonwealth of Bahamas†	6.95%	11/20/2029	1,943	2,245,294

Belize 0.02%

Belize Government†(a)	8.50%	2/20/2029	892	430,390

Bermuda 0.15%

Bermuda Government†	5.603%	7/20/2020	2,550	2,882,296

Brazil 0.17%

Federal Republic of Brazil(a)	5.625%	1/7/2041	1,700	2,006,000
Federal Republic of Brazil(a)	5.875%	1/15/2019	505	608,525
Federal Republic of Brazil(a)	8.25%	1/20/2034	400	617,000

Total				3,231,525

Cayman Islands 0.14%

Cayman Islands Government†	5.95%	11/24/2019	2,520	2,692,527

Colombia 0.06%

Republic of Colombia(a)	6.125%	1/18/2041	867	1,069,445

Dominican Republic 0.17%

Dominican Republic†(a)	7.50%	5/6/2021	1,550	1,598,050
Dominican Republic†(a)	9.04%	1/23/2018	1,570	1,734,314

Total				3,332,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Ghana 0.12%

Republic of Ghana†(a)	8.50%	10/4/2017	$2,000	$2,235,000

Indonesia 0.14%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,500	1,535,250
Republic of Indonesia†(a)	5.25%	1/17/2042	620	664,175
Republic of Indonesia†(a)	11.625%	3/4/2019	300	453,750

Total				2,653,175

Latvia 0.03%

Republic of Latvia†(a)	5.25%	2/22/2017	600	615,000

Lithuania 0.10%

Republic of Lithuania†(a)	6.125%	3/9/2021	1,500	1,567,500
Republic of Lithuania†(a)	6.625%	2/1/2022	400	431,500

Total				1,999,000

Mexico 0.02%

United Mexican States(a)	5.95%	3/19/2019	400	480,800

Namibia 0.09%

Republic of Namibia†(a)	5.50%	11/3/2021	1,650	1,711,875

Panama 0.10%

Republic of Panama(a)	6.70%	1/26/2036	1,541	2,015,628

Peru 0.07%

Republic of Peru(a)	6.55%	3/14/2037	1,105	1,406,112

Poland 0.18%

Republic of Poland(a)	5.00%	3/23/2022	3,267	3,483,602

Qatar 0.08%

State of Qatar†(a)	3.125%	1/20/2017	1,500	1,539,000

Romania 0.10%

Republic of Romania†(a)	6.75%	2/7/2022	1,844	1,899,320

Russia 0.34%

Russia Eurobonds†(a)	3.625%	4/29/2015	3,310	3,450,675
Russia Eurobonds†(a)	5.00%	4/29/2020	2,850	3,056,625

Total				6,507,300

South Africa 0.06%

Republic of South Africa(a)	4.665%	1/17/2024	1,200	1,257,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Sri Lanka 0.06%

Republic of Sri Lanka†(a)	6.25%	10/4/2020	$1,218	$1,193,640

Turkey 0.29%

Republic of Turkey(a)	5.625%	3/30/2021	4,171	4,358,695
Republic of Turkey(a)	6.25%	9/26/2022	1,100	1,185,250

Total				5,543,945

Ukraine 0.09%

Ukraine Government†(a)	6.25%	6/17/2016	1,920	1,761,600

Venezuela 0.15%

Republic of Venezuela(a)	9.375%	1/13/2034	3,247	2,833,007

Total Foreign Government Obligations (cost $59,177,898)				61,302,542

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.13%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	11,660	13,595,980
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	7,660	8,169,344

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $20,380,472)				21,765,324

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.49%

Federal Home Loan Mortgage Corp.(d)	3.00%	TBA	20,000	20,668,750
Federal Home Loan Mortgage Corp.(d)	3.50%	TBA	93,000	95,601,098
Federal Home Loan Mortgage Corp.(d)	4.00%	TBA	137,000	143,443,274
Federal Home Loan Mortgage Corp.(d)	5.00%	TBA	20,000	21,478,130
Federal National Mortgage Assoc.	2.455%#	7/1/2035	4,120	4,343,792
Federal National Mortgage Assoc.	2.494%#	9/1/2037	4,176	4,443,678
Federal National Mortgage Assoc.(d)	3.50%	TBA	77,800	80,170,469
Federal National Mortgage Assoc.(d)	4.50%	TBA	9,000	9,632,110
Federal National Mortgage Assoc.(d)	5.50%	TBA	11,500	12,499,065
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	86,410	94,392,526
Federal National Mortgage Assoc.	6.00%	10/1/2038	21,534	23,816,173

Total Government Sponsored Enterprises Pass-Throughs (cost $505,848,967)				510,489,065

MUNICIPAL BONDS 0.86%

Education 0.10%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	1,595	1,928,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other Revenue 0.31%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	$1,349	$1,579,288
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	3,575	4,297,543

Total				5,876,831

Transportation 0.26%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,305	2,601,031
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,225	2,493,535

Total				5,094,566

Utilities 0.19%

Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	3,425	3,593,613

Total Municipal Bonds (cost $14,574,535)				16,493,222

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.34%

Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	7,793	8,690,872
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.604%#	6/24/2050	4,750	4,704,151
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	2,028	2,028,001
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	564	563,489
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	3,100	3,150,742
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%#	6/15/2022	3,671	3,570,097
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	5.815%#	6/15/2038	3,690	3,909,343
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	5,615	5,680,109
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.329%#	3/10/2044	4,495	4,570,458
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,352	1,356,534
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.043%#	11/20/2056	3,600	3,620,174
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.883%#	7/10/2038	4,600	4,832,367
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	6,420	6,449,722
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	2,941	3,000,134
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	2,392	2,432,475
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	5,130	5,355,851
GS Mortgage Securities Corp. II 2011-GC5 AS†	5.209%	8/10/2044	3,900	4,214,114
Holmes Master Issuer plc 2010-1A A2†	1.967%#	10/15/2054	3,500	3,507,507
Holmes Master Issuer plc 2012-1A A2†	2.165%#	10/15/2054	2,500	2,514,145
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	5,369	5,410,887
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,931	1,952,566
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.205%#	12/15/2044	2,500	2,811,047
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.801%#	6/15/2049	6,815	6,874,581
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.816%#	6/15/2049	6,235	5,746,347
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%#	3/18/2051	4,000	4,017,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	$4,505		$5,017,372
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	2,691		2,474,162
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	1,438		1,437,895
Merrill Lynch Floating Trust 2008-LAQA A1†	0.795%#	7/9/2021	7,024		6,672,192
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.504%#	11/12/2037	8,175		8,111,799
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.22%#	11/12/2037	2,835		3,188,291
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%#	11/12/2037	2,700		2,613,474
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1,416		1,424,456
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	969		970,746
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.564%#	6/12/2050	5,969		5,943,406
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	444		443,695
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.527%#	2/12/2039	2,000		1,807,066
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	3,830		4,254,240
Morgan Stanley Capital I 2005-HQ7 AAB	5.178%#	11/14/2042	3,775		3,852,462
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	2,508		2,518,581
Morgan Stanley Capital I 2007-XLF9 B†	0.849%#	12/15/2020	3,000		2,746,483
Permanent Master Issuer plc 2010-1A†	1.717%#	7/15/2042	3,700		3,699,634
RBSCF Trust 2010-RR3 MS4C†	4.97%	4/16/2040	3,393		3,313,473
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.238%#	7/15/2042	3,340		2,969,262
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	89		88,495
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	2,115		2,019,345
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	3,460		3,925,266
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	5,000		5,332,985
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	2,860		2,867,834
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	1,313		1,344,203

Total Non-Agency Commercial Mortgage-Backed Securities (cost $178,850,908)					179,999,882

PASS-THROUGH AGENCIES 1.74%

Government National Mortgage Assoc.(d)	3.50%	TBA	32,000		33,550,000
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(e)	20

Total Pass-Through Agencies (cost $33,661,107)					33,550,020

U.S. TREASURY OBLIGATIONS 17.10%

U.S. Treasury Bond	3.125%	11/15/2041	45,082		45,462,402
U.S. Treasury Note	0.50%	10/15/2014	35,401		35,506,105
U.S. Treasury Note	0.625%	12/31/2012	111,398		111,820,087
U.S. Treasury Note	0.875%	2/28/2017	111,717		111,734,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	2.00%	2/15/2022	$24,973	$25,027,641

Total U.S. Treasury Obligations (cost $329,394,293)				329,550,663

Total Long-Term Investments (cost $2,172,710,095)				2,216,989,295

SHORT-TERM INVESTMENTS 7.67%

Government Sponsored Enterprise Security 2.27%

Federal Home Loan Bank (cost $43,769,489)	0.001%	3/7/2012	43,770	43,769,489

Repurchase Agreements 5.40%

Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $875,000 of Federal National Mortgage Assoc. at 0.55% due 8/23/2013; value: $876,094; proceeds: $856,206			856	856,206
Repurchase Agreement dated 2/29/2012, 0.13% due 3/1/2012 with Bank of America Corp. collateralized by $85,698,000 of U.S. Treasury Bond at 4.25% due 11/15/2040; value: $106,834,020; proceeds: $103,281,373			103,281	103,281,000

Total Repurchase Agreements (cost $104,137,206)				104,137,206

Total Short-Term Investments (cost $147,906,695)				147,906,695

Total Investments in Securities 122.71% (cost $2,320,616,790)				2,364,895,990

Liabilities in Excess of Other Assets (22.71%)				(437,647,676)

Net Assets 100.00%				$1,927,248,314

#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2012.

(d)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)

Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of February 29, 2012, only High Yield, Income Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(e)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of February 29, 2012, only Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Commercial Paper-Each Fund may purchase commerical paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)

Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 29, 2012, the following Funds had unfunded loan commitments:

	Fund Name

Security Name	Floating Rate Fund		High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Tronox, Inc. Delayed Draw Term Loan	$642,857	(1)	$—	$—	$—	$—
United Rentals, Inc. Secured Bridge Loan	1,477,273		4,431,818	550,027	50,002	6,786,334
United Rentals, Inc. Unsecured Bridge Loan	3,522,727		10,568,182	1,275,988	125,097	16,212,552

Total	$5,642,857		$15,000,000	$1,826,015	$175,099	$22,998,886

(1)	Includes $1,607 of unrealized appreciation.

(k)

Inflation-Linked Derivatives-The Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(l)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Balanced Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)

Investments in Underlying Funds	$1,402,103	$—	$—		$1,402,103

Total	$1,402,103	$—	$—		$1,402,103

	Convertible Fund

Investment Type*	Level 1	Level 2	Level 3		Total

Common Stocks	$14,186,767	$—	$—		$14,186,767
Convertible Bonds	—	306,417,093	—		306,417,093
Convertible Preferred Stocks	68,082,527	10,752,408	—		78,834,935
Warrant	—	—	—	(1)	—	(1)
Repurchase Agreement	—	4,061,519	—		4,061,519

Total	$82,269,294	$321,231,020	$—	(1)	$403,500,314

(1)	Valued at zero as of February 29, 2012.

	Core Fixed Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$114,893,546	$—	$114,893,546
Commercial Paper		4,949,475		4,949,475
Corporate Bonds	—	313,932,832	—	313,932,832
Foreign Government Obligations	—	14,901,078	—	14,901,078
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	16,478,918	—	16,478,918
Government Sponsored Enterprises Pass-Throughs	—	296,219,151	—	296,219,151
Government Sponsored Enterprise Security		24,816,711		24,816,711
Municipal Bonds	—	8,920,370	—	8,920,370
Non-Agency Commercial Mortgage-Backed Securities	—	76,834,675	—	76,834,675
Pass-Through Agency	—	16,775,000	—	16,775,000
U.S. Treasury Obligations	—	222,113,439	—	222,113,439
Repurchase Agreements	—	107,157,343	—	107,157,343

Total	$—	$1,217,992,538	$—	$1,217,992,538

	Diversified Equity Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$191,302	$—	$—	$191,302
Repurchase Agreement	—	198	—	198

Total	$191,302	$198	$—	$191,500

	Diversified Income Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$487,095	$—	$—	$487,095

Total	$487,095	$—	$—	$487,095

Notes to Schedule of Investments (unaudited)(continued)

	Floating Rate Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Corporate Bonds	$3,195,000	$252,393,410	$—	$255,588,410
Floating Rate Loans	—	2,552,572,640	—	2,552,572,640
Non-Agency Commercial Mortgage-Backed Securities	—	26,733,565		26,733,565
Repurchase Agreement	—	61,512,000	—	61,512,000

Total	$3,195,000	$2,893,211,615	$—	$2,896,406,615

	Growth & Income Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$706,698	$—	$—	$706,698
Repurchase Agreement	—	347	—	347

Total	$706,698	$347	$—	$707,045

	High Yield Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$35,370,329	$—	$—	$35,370,329
Convertible Bonds	—	7,588,400	—	7,588,400
Convertible Preferred Stocks	12,579,900	4,977,900	—	17,557,800
Floating Rate Loans	—	88,920,677	—	88,920,677
Foreign Bonds	—	87,090,487	—	87,090,487
Foreign Government Obligations	—	15,177,300	—	15,177,300
High Yield Corporate Bonds	10,419,914	1,822,963,510	—	1,833,383,424
Municipal Bond	—	5,246,150	—	5,246,150
Non-Agency Commercial Mortgage-Backed Securities	—	37,517,781	—	37,517,781
Preferred Stocks	23,811,270	8,210,920	—	32,022,190
Warrants	899,475	250,480	—	1,149,955
Repurchase Agreement	—	34,420,803	—	34,420,803

Total	$83,080,888	$2,112,364,408	$—	$2,195,445,296

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$197,902	$—	$197,902
Liabilities	—	(1,656,647)	—	(1,656,647)

Total	$—	$(1,458,745)	$—	$(1,458,745)

Notes to Schedule of Investments (unaudited)(continued)

	Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$114,499,431	$—	$114,499,431
Corporate Bonds	—	1,143,719,777	—	1,143,719,777
Floating Rate Loans	—	10,493,331	—	10,493,331
Foreign Bonds	—	5,982,306	—	5,982,306
Foreign Government Obligations	—	18,905,778	—	18,905,778
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,753,183	—	12,753,183
Government Sponsored Enterprises Pass-Throughs	—	123,589,456	—	123,589,456
Municipal Bonds	—	11,933,050	—	11,933,050
Non-Agency Commercial Mortgage-Backed Securities	—	79,212,981	—	79,212,981
U.S. Treasury Obligation	—	2,337,102	—	2,337,102
Repurchase Agreements	—	62,255,047	—	62,255,047

Total	$—	$1,585,681,442	$—	$1,585,681,442

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$6,234,080	$—	$6,234,080
Liabilities	—	(295,731)	—	(295,731)
Futures Contracts
Assets	455,871	—	—	455,871
Liabilities		—	—	—

Total	$455,871	$5,938,349	$—	$6,394,220

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$11,658,902	$—	$11,658,902
Commercial Paper	—	1,016,078	—	1,016,078
Corporate Bonds	—	83,956,982	—	83,956,982
Floating Rate Loans	—	1,720,985	—	1,720,985
Foreign Government Obligations	—	2,269,225	—	2,269,225
Government Sponsored Enterprises Bond	—	1,254,428	—	1,254,428
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	5,902,699	—	5,902,699
Government Sponsored Enterprises Pass- Throughs	—	5,179,905	—	5,179,905
Municipal Bond	—	77,697	—	77,697
Non-Agency Commercial Mortgage-Backed Securities	—	39,214,875	—	39,214,875
Repurchase Agreement	—	4,665,096	—	4,665,096

Total	$—	$156,916,872	$—	$156,916,872

Other Financial Instruments

Futures Contracts
Assets	$6,229	$—	$—	$6,229
Liabilities	(30,027)	—	—	(30,027)
CPI Swaps
Assets	—	505,246	—	505,246
Liabilities	—	(2,287,367)	—	(2,287,367)

Total	$(23,798)	$(1,782,121)	$—	$(1,805,919)

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$1,465,078,698	$—	$1,465,078,698
Commercial Paper		117,733,537		117,733,537
Corporate Bonds	—	9,093,744,790	—	9,093,744,790
Floating Rate Loans	—	189,405,788	—	189,405,788
Foreign Bonds	—	62,579,887	—	62,579,887
Foreign Government Obligations	—	165,060,430	—	165,060,430
Government Sponsored Enterprises Bond	—	141,953,226	—	141,953,226
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	635,786,948	—	635,786,948
Government Sponsored Enterprises Pass-Throughs	—	889,299,992	—	889,299,992
Municipal Bonds	—	86,212,038	—	86,212,038
Non-Agency Commercial Mortgage-Backed Securities	—	4,925,164,756	—	4,925,164,756
Repurchase Agreements	—	608,626,924	—	608,626,924

Total	$—	$18,380,647,014	$—	$18,380,647,014

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$133,275	$—	$133,275
Liabilities	—	(1,174,222)	—	(1,174,222)
Futures Contracts
Assets	3,107,936	—	—	3,107,936
Liabilities	(644,821)	—	—	(644,821)

Total	$2,463,115	$(1,040,947)	$—	$1,422,168

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$229,081,192	$—	$229,081,192
Corporate Bonds	—	831,498,645	—	831,498,645
Floating Rate Loans	—	3,258,740	—	3,258,740
Foreign Government Obligations	—	61,302,542	—	61,302,542
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	21,765,324	—	21,765,324
Government Sponsored Enterprises Pass-Throughs	—	510,489,065	—	510,489,065
Government Sponsored Enterprise Security		43,769,489		43,769,489
Municipal Bonds	—	16,493,222	—	16,493,222
Non-Agency Commercial Mortgage-Backed Securities	—	179,999,882	—	179,999,882
Pass-Through Agencies	—	33,550,020	—	33,550,020
U.S. Treasury Obligations	—	329,550,663	—	329,550,663
Repurchase Agreements	—	104,137,206	—	104,137,206

Total	$—	$2,364,895,990	$—	$2,364,895,990

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Floating Rate Fund	High Yield Fund	High Yield Fund

Investment Type	Floating Rate Loans	Floating Rate Loans	High Yield Corporate Bonds

Balance as of December 1, 2011	$81,980,032	$12,087,625	$127,500
Accrued discounts/premiums	16,750	(9,042)	—
Realized gain (loss)	50,377	25,081	—
Change in unrealized appreciation/depreciation	1,625,474	219,898	—
Net purchases (sales)	(15,179,404)	(6,368,562)	—
Net transfers in or out of Level 3	(68,493,229)	(5,955,000)	(127,500)

Balance as of February 29, 2012	$—	$—	$—

(m)

Disclosures about Derivative Instruments and Hedging Activities- High Yield Fund, Income Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the period ended February 29, 2012 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended February 29, 2012 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Inflation Focused Fund entered into CPI swaps during the period ended February 29, 2012 (as described in note 2(k)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of February 29, 2012, the High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	High Yield Fund		Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$—	$—	$455,871	$—	$455,871
Forward Foreign Currency Exchange Contracts	197,902	197,902	—	6,234,080	6,234,080
Total	$197,902	$197,902	$455,871	$6,234,080	$6,689,951
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$(1,656,647)	$(1,656,647)	$—	$(295,731)	$(295,731)
Total	$(1,656,647)	$(1,656,647)	$—	$(295,731)	$(295,731)

	Inflation Focused Fund			Short Duration Income Fund
Asset Derivatives	Inflation Linked Contracts	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$—	$30,027	$30,027	$3,107,936	$—	$3,107,936
Forward Foreign Currency Exchange Contracts	—	—	—	—	133,275	133,275
CPI Swaps	505,246	—	505,246	—	—	—
Total	$505,246	$30,027	$535,273	$3,107,936	$133,275	$3,241,211

Liability Derivatives
Futures Contracts	$—	$(6,229)	$(6,229)	$(644,821)	$—	$(644,821)
Forward Foreign Currency Exchange Contracts	—	—	—	—	(1,174,222)	(1,174,222)
CPI Swaps	(2,287,367)	—	(2,287,367)	—	—	—
Total	$(2,287,367)	$(6,229)	$(2,293,596)	$(644,821)	$(1,174,222)	$(1,819,043)

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of February 29, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,357,909,954	$390,237,112	$1,203,270,676
Gross unrealized gain	44,193,043	23,112,137	16,063,880
Gross unrealized loss	—	(9,848,935)	(1,342,018)
Net unrealized security gain	$44,193,043	$13,263,202	$14,721,862

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$169,370,373	$470,817,948	$2,922,385,701
Gross unrealized gain	22,129,608	16,593,220	28,032,191
Gross unrealized loss	—	(316,493)	(54,011,277)
Net unrealized security gain (loss)	$22,129,608	$16,276,727	$(25,979,086)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$674,863,831	$2,119,695,914	$1,518,113,843
Gross unrealized gain	35,586,210	102,280,708	74,066,576
Gross unrealized loss	(3,405,128)	(26,531,326)	(6,498,977)
Net unrealized security gain	$32,181,082	$75,749,382	$67,567,599

	Inflation Focused Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$156,067,523	$18,208,850,828	$2,325,540,902
Gross unrealized gain	1,311,687	225,473,675	47,791,187
Gross unrealized loss	(462,338)	(53,677,489)	(8,436,099)
Net unrealized security gain	$849,349	$171,796,186	$39,355,088

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended February 29, 2012:

Notes to Schedule of Investments (unaudited)(continued)

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Fair Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012	Dividend Income 12/1/2011 to 2/29/2012

Lord Abbett Affiliated Fund, Inc. - Class I	20,974,502	100,209	(209,267)	20,865,444	$242,039,155	$(271,675)	$1,059,212
Lord Abbett Bond Debenture Fund, Inc. - Class I	17,219,599	95,009	(17,314,608)	—	—	4,072,757	1,128,035
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	2,172,061	8,485	(2,180,546)	—	—	2,157,280	97,580
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	5,889,287	71,960	(3,085,859)	2,875,388	86,060,373	2,765,407	1,874,560
Lord Abbett Investment Trust - Convertible Fund - Class I	6,722,843	5,690,458	(8,555)	12,404,746	138,685,065	6,416	1,181,725
Lord Abbett Securities Trust - Core Fixed Income Fund - Class I	2,415,640	63,596	(2,479,236)	—	—	283,192 (a)	73,244
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	6,273,455	10,742,525	(13,081)	17,002,899	111,879,076	(1,701)	447,620
Lord Abbett Investment Trust - Floating Rate Fund - Class I	6,815,766	—	(6,815,766)	—	—	80,369	108,872
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	—	2,058,525	—	2,058,525	43,187,852	—	—
Lord Abbett Investment Trust - High Yield Fund - Class I	31,272,280	13,197,384	(30,654)	44,439,010	346,624,276	1,715,512 (b)	5,428,029
Lord Abbett Securities Trust - International Core Equity Fund - Class I	4,392,659	98,710	(4,491,369)	—	—	(9,229,871)	1,010,784
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	21,283,091	3,921,960	(1,040,920)	24,164,131	201,045,574	(1,959,384)	1,400,727
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	7,048,454	4,420,743	—	11,469,197	198,073,029	—	580,557
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2,843,415	13,149,786	(8,491,332)	7,501,869	34,508,597	361,640	463,374

Total					$1,402,102,997	$(20,058)	$14,854,319

(a) Includes $639,420 of distributed capital gains.
(b) Includes $1,724,401 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Fair Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012	Dividend Income 12/1/2011 to 2/29/2012

Lord Abbett Affiliated Fund, Inc. - Class I	2,419,478	92,795	(47,316)	2,464,957	$28,593,503	$(176,960)	$120,298
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	1,240,763	48,523	(18,187)	1,271,099	38,044,003	(97,316)	396,019
Lord Abbett Developing Growth Fund, Inc. - Class I	407,301	12,822	(10,119)	410,004	9,384,982	21,607	—
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	1,401,531	65,161	(16,803)	1,449,889	19,327,015	(21,863)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	767,838	148,764	(6,543)	910,059	19,093,041	2,431,992 (a)	—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,843,907	136,707	(39,702)	1,940,912	23,038,622	(134,616)	492,508
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,140,723	63,395	(23,330)	1,180,788	15,586,403	(42,788)	149,663
Lord Abbett Stock Appreciation Fund - Class I	2,924,133	103,307	—	3,027,440	19,254,519	—	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,110,284	37,223	—	1,147,507	18,979,772	—	—

Total					$191,301,860	$1,980,056	$1,158,488

(a) Includes $2,431,895 of distributed capital gains

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Fair Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012	Dividend Income 12/1/2011 to 2/29/2012

Lord Abbett Affiliated Fund, Inc. - Class I	—	2,164,757	(26,209)	2,138,548	$24,807,159	$35,776	$50,685
Lord Abbett Bond Debenture Fund, Inc. - Class I	3,207,720	17,451	(3,225,171)	—	—	(590,398)	196,729
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	2,148,640	—	(2,148,640)	—	—	(1,187,987)	—
Lord Abbett Investment Trust - Convertible Fund - Class I	3,096,469	1,073,510	(54,511)	4,115,468	46,010,933	42,909	436,422
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	3,687,678	3,485,048	(83,517)	7,089,209	46,646,996	(10,081)	185,451
Lord Abbett Investment Trust - High Yield Fund - Class I	22,337,133	1,490,230	(463,576)	23,363,787	182,237,539	959,890 (a)	3,272,944
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5,492,430	102,852	(301,476)	5,293,806	44,044,473	(548,209)	350,513

Notes to Schedule of Investments (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Fair Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012	Dividend Income 12/1/2011 to 2/29/2012

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	2,148,868	610,609	(35,274)	2,724,203	$47,046,994	$88,713	$224,964
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	16,190,293	6,986,262	(2,241,646)	20,934,909	96,300,581	95,048	1,031,988

Total					$487,094,675	$(1,114,339)	$5,749,696

(a) Includes $1,181,634 of distributed capital gains.

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Fair Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012	Dividend Income 12/1/2011 to 2/29/2012

Lord Abbett Affiliated Fund, Inc. - Class I	4,809,047	627,258	—	5,436,305	$63,061,141	$—	$242,857
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	4,254,188	38,791	(4,292,979)	—	—	(799,782)	446,098
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	3,820,926	46,687	(53,636)	3,813,977	114,152,330	79,172	1,216,201
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	—	511,899	(511,899)	—	—	102,386	7,861
Lord Abbett Investment Trust - Floating Rate Fund - Class I	1,178,450	—	(1,178,450)	—	—	290,094	18,376
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	2,572,953	—	—	2,572,953	34,297,468	—	—
Lord Abbett Investment Trust - High Yield Fund - Class I	17,131,467	5,036,460	—	22,167,927	172,909,830	982,570 (a)	2,781,968
Lord Abbett Securities Trust - International Core Equity Fund - Class I	3,166,469	81,854	(1,971,121)	1,277,202	15,160,391	2,932,742	838,193
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10,419,495	4,292,189	(429,412)	14,282,272	118,828,504	(803,001)	660,426
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,720,162	20,187	(1,740,349)	—	—	(1,444,053)	225,685

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Fair Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012		Dividend Income 12/1/2011 to 2/29/2012

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	3,821,042	3,175,334	—	6,996,376	$120,827,406	$—		$317,578
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2,842,210	304,773	(514,770)	2,632,213	12,108,181	(5,148)		138,859
Lord Abbett Stock Appreciation Fund - Class I	3,887,426	—	(1,101,870)	2,785,556	17,716,133	1,437,477		—
Lord Abbett Investment Trust - Total Return Fund - Class I	52,104	24,302	(76,406)	—	—	(343	)(b)	1,913
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2,275,501	—	—	2,275,501	37,636,791	—		—

Total					$706,698,175	$2,772,114		$6,896,015

(a) Amount represents distributed capital gains.
(b) Includes $31,099 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of February 29, 2012, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	17.26%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	6.14%
Lord Abbett Investment Trust - Convertible Fund - Class I	9.89%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	3.08%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	7.98%
Lord Abbett Investment Trust - High Yield Fund - Class I	24.72%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	14.34%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	14.13%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.46%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	14.95%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	19.89%
Lord Abbett Developing Growth Fund, Inc. - Class I	4.91%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	10.10%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	9.98%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.04%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.15%
Lord Abbett Stock Appreciation Fund - Class I	9.92%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.06%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	5.09%
Lord Abbett Investment Trust - Convertible Fund - Class I	9.45%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.58%
Lord Abbett Investment Trust - High Yield Fund - Class I	37.41%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	9.04%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	9.66%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	19.77%

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	8.92%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	16.14%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	4.85%
Lord Abbett Investment Trust - High Yield Fund - Class I	24.47%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	2.15%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	16.82%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	17.10%
Lord Abbett Stock Appreciation Fund - Class I	2.51%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5.33%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.71%

The Ten Largest Holdings and the Holdings by Sector, as of February 29, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

Wells Fargo & Co.	3.36%
JPMorgan Chase & Co.	3.12%
Pfizer, Inc.	2.95%
Chevron Corp.	2.77%
AT&T, Inc.	2.24%
General Electric Co.	2.04%
Goldman Sachs Group, Inc. (The)	2.01%
Johnson & Johnson	1.69%
Hertz Global Holdings, Inc.	1.63%
UnitedHealth Group, Inc.	1.62%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.00%
Consumer Staples	7.15%
Energy	14.82%
Financials	22.48%
Health Care	12.53%
Industrials	8.51%
Information Technology	8.30%
Materials	5.73%
Telecommunication Services	2.79%
Utilities	4.33%
Short-Term Investment	2.36%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments

Chevron Corp.	2.31%
ConocoPhillips	2.11%
Apple, Inc.	1.89%
Exxon Mobil Corp.	1.87%
Microsoft Corp.	1.59%
Mylan, Inc.	1.40%
JPMorgan Chase & Co.	1.30%
Pfizer, Inc.	1.23%
Wells Fargo & Co.	1.15%
McDonald’s Corp.	1.00%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.21%
Consumer Staples	6.08%
Energy	15.20%
Financials	13.76%
Health Care	10.53%
Industrials	10.12%
Information Technology	16.89%
Materials	7.96%
Telecommunication Services	5.14%
Utilities	2.51%
Short-Term Investment	0.60%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	5.76%
Google, Inc. Class A	2.17%
QUALCOMM, Inc.	1.95%
Exxon Mobil Corp.	1.95%
Johnson & Johnson	1.88%
Pfizer, Inc.	1.88%
Procter & Gamble Co. (The)	1.74%
Union Pacific Corp.	1.69%
Microsoft Corp.	1.66%
Wells Fargo & Co.	1.53%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.39%
Consumer Staples	7.50%
Energy	12.95%
Financials	14.09%
Health Care	10.61%
Industrials	11.51%
Information Technology	20.80%
Materials	6.84%
Telecommunication Services	2.68%
Utilities	1.33%
Short-Term Investment	2.30%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments

EMC Corp.	3.09%
Apache Corp.	2.67%
Intel Corp.	2.54%
MetLife, Inc.	2.49%
Bank of America Corp.	2.22%
General Motors Co.	2.07%
ON Semiconductor Corp.	1.90%
Gilead Sciences, Inc.	1.89%
Chesapeake Energy Corp.	1.88%
Equinix, Inc.	1.86%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.92%
Consumer Staples	2.73%
Energy	8.43%
Financials	18.79%
Healthcare	11.51%
Industrials	6.38%
Materials	3.97%
Media	3.91%
Technology	28.43%
Telecommunications	1.26%
Utilities	3.66%
Short-Term Investment	1.01%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Concur Technologies, Inc.	2.14%
Constant Contact, Inc.	1.70%
Fortinet, Inc.	1.69%
MercadoLibre, Inc.	1.67%
Bankrate, Inc.	1.63%
Chart Industries, Inc.	1.56%
Synchronoss Technologies, Inc.	1.56%
Tempur-Pedic International, Inc.	1.54%
athenahealth, Inc.	1.48%
SVB Financial Group	1.46%

Holdings by Sector*	% of Investments

Consumer Discretionary	15.53%
Consumer Staples	1.50%
Energy	7.02%
Financials	8.41%
Health Care	19.39%
Industrials	11.81%
Information Technology	34.46%
Materials	0.68%
Short-Term Investment	1.20%

Total	100.00%

* A sector may comprise several industries

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 8/8/2012	3.80%
Hungary Treasury Bill, Zero Coupon, 5/2/2012	1.72%
Federal National Mortgage Assoc., 4.50%, TBA	1.54%
General Electric Co., 5.00%, 2/1/2013	1.50%
Federal National Mortgage Assoc.,5.50% 8/1/2037	1.42%
Cox Communications, Inc., 4.625%, 6/1/2013	0.99%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	0.97%
Historic TW, Inc., 9.125%, 1/15/2013	0.87%
Federal National Mortgage Assoc.,1.125%, 4/27/2017	0.85%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	0.82%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Agency	2.84%
Asset Backed	14.28%
Automotive	0.06%
Banking	6.15%
Basic Industry	4.22%
Capital Goods	0.92%
Consumer Cyclical	2.03%
Consumer Non-Cyclical	2.89%
Energy	6.93%
Financial Services	3.13%
Foreign Government	5.87%
Healthcare	1.90%
Insurance	0.87%
Media	3.39%
Mortgage Backed	34.16%
Real Estate	1.96%
Services	1.66%
Technology & Electronics	3.03%
Telecommunications	1.59%
Utility	2.12%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments

HCA, Inc. Extended Term Loan B3, 3.494%, 5/01/2018	1.69%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 4.757%, 10/10/2017	1.26%
Avaya, Inc. Non Extended Term Loan B1, 3.24%, 10/24/2014	1.22%
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg), 5.25%, 4/02/2018	1.08%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.517%, 12/01/2016	1.02%
Del Monte Foods Co. Term Loan, 4.50%, 03/08/2018	0.99%
Clear Channel Communication Term Loan B, 3.894%, 1/28/2016	0.93%
Drumm Investors LLC Term Loan, 5.00%, 5/04/2018	0.92%
Chrysler Group LLC Term Loan B, 6.00%, 5/24/2017	0.92%
Univision Communications, Inc. Extended Term Loan, 4.494%, 3/31/2017	0.91%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Aerospace	3.28%
Chemicals	3.56%
Consumer Durables	0.08%
Consumer Non-Durables	1.22%
Energy	1.79%
Financial	5.29%
Food & Drug	0.01%
Food/Tobacco	4.24%
Forest Products	1.94%
Forest Products/Containers	0.23%
Gaming/Leisure	4.80%
Healthcare	11.77%
Housing	2.71%
Information Technology	8.09%
Manufacturing	3.05%
Media/Telecommunications	16.77%
Metals/Minerals	2.45%
Retail	5.44%
Service	13.71%
Transportation	4.73%
Utility	2.72%
Short-Term Investment	2.12%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments

Fortune Brands Home & Security, Inc.	0.08%
General Dynamics Corp.	0.15%
Onyx Pharmaceuticals, Inc.	0.21%
Darden Restaurants, Inc.	0.23%
Adobe Systems, Inc.	0.27%
Booz Allen Hamilton Holding Corp.	0.28%
LyondellBasell Industries NV Class A (Netherlands)	0.28%
GulfMark Offshore, Inc. Class A	0.28%
Carpenter Technology Corp.	0.30%
Enersys	0.32%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.55%
Consumer Staples	5.71%
Energy	10.61%
Financials	20.45%
Health Care	14.98%
Industrials	16.93%
Information Technology	8.70%
Materials	8.58%
Utilities	0.68%
Short-Term Investment	0.81%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments

Citrix Systems, Inc.	2.14%
Agilent Technologies, Inc.	1.79%
Flowserve Corp.	1.68%
Dover Corp.	1.62%
BorgWarner, Inc.	1.58%
Concho Resources, Inc.	1.57%
NCR Corp.	1.56%
Pioneer Natural Resources Co.	1.50%
Affiliated Managers Group, Inc.	1.50%
Starwood Hotels & Resorts Worldwide, Inc.	1.50%

Holdings by Sector*	% of Investments

Consumer Discretionary	21.18%
Consumer Staples	2.06%
Energy	11.66%
Financials	6.90%
Health Care	11.23%
Industrials	17.59%
Information Technology	21.07%
Materials	7.79%
Short-Term Investment	0.52%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	0.96%
Intelsat Bermuda Ltd. PIK, 11.25%, 2/14/2017	0.77%
OGX Petroleo e Gas Participacoes SA, 8.25%, 6/1/2018	0.71%
International Lease Finance Corp., 8.75%, 3/15/2017	0.70%
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021	0.67%
FMG Resources (August 2006) Pty Ltd., 8.25%, 11/1/2019	0.67%
AMC Networks, Inc., 7.75%, 7/15/2021	0.59%
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	0.58%
El Paso Corp., 8.05%, 10/15/2030	0.57%
Lions Gate Entertainment, Inc., 10.25, 11/1/2016	0.56%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Agency	0.00%**
Automotive	5.99%
Banking	4.42%
Basic Industry	10.26%
Capital Goods	5.61%
Consumer Cyclical	6.34%
Consumer Non-Cyclical	4.76%
Energy	11.97%
Financial Services	4.68%
Foreign Government	0.69%
Healthcare	3.99%
Insurance	0.65%
Media	6.98%
Real Estate	0.85%
Services	13.07%
Technology & Electronics	5.07%
Telecommunications	8.30%
Utility	4.80%
Short-Term Investment	1.57%

Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments

Tullow Oil plc	2.32%
Honda Motor Co., Ltd.	2.28%
Toyota Motor Corp.	2.23%
Yamana Gold, Inc.	2.01%
Anheuser-Busch InBev NV	1.92%
Xstrata plc	1.90%
Leighton Holdings Ltd.	1.80%
Anglo American plc	1.76%
East Japan Railway Co.	1.72%
Bangkok Bank Public Co., Ltd.	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.91%
Consumer Staples	10.35%
Energy	6.80%
Financials	21.90%
Health Care	7.62%
Industrials	13.59%
Information Technology	6.70%
Materials	10.05%
Telecommunication Services	5.37%
Utilities	5.63%
Short-Term Investment	2.08%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

Seven West Media Ltd.	2.32%
E. On AG	2.24%
Tele2 AB B Shares	2.03%
Seadrill Ltd.	1.97%
Admiral Group Plc	1.91%
ProSiebenSat.1 Media AG	1.85%
Aviva plc	1.76%
National Grid plc	1.68%
Telecom Italia SpA	1.62%
Leighton Holdings Ltd.	1.58%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.77%
Consumer Staples	8.53%
Energy	5.04%
Financials	24.66%
Health Care	2.50%
Industrials	9.74%
Information Technology	4.07%
Materials	5.49%
Telecommunication Services	14.71%
Utilities	12.03%
Short-Term Investment	2.46%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

FP Corp.	1.87%
Britvic plc	1.56%
Ebro Foods SA	1.55%
easyJet plc	1.54%
ASM International NV	1.52%
Brunel International NV	1.52%
Intrum Justitia AB	1.48%
China State Construction International Holdings Ltd.	1.45%
Afren plc	1.44%
Croda International plc	1.43%

Holdings by Sector*	% of Investments

Consumer Discretionary	15.89%
Consumer Staples	10.72%
Energy	8.13%
Financials	15.09%
Health Care	3.41%
Industrials	23.17%
Information Technology	13.23%
Materials	7.71%
Telecommunication Services	0.74%
Utilities	0.96%
Short-Term Investment	0.95%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)

Ten Largest Holdings	% of Investments

Interpublic Group of Cos., Inc. (The)	2.68%
Omnicom Group, Inc.	2.01%
Mylan, Inc.	1.99%
Fiserv, Inc.	1.82%
Bunge Ltd.	1.78%
Macy’s, Inc.	1.73%
Dover Corp.	1.67%
URS Corp.	1.67%
Ashland, Inc.	1.61%
Lazard Ltd. Class A	1.60%

Holdings by Sector*	% of Investments

Consumer Discretionary	13.74%
Consumer Staples	3.11%
Energy	8.70%
Financials	17.89%
Health Care	9.46%
Industrials	19.06%
Information Technology	9.74%
Materials	11.55%
Telecommunication Services	1.00%
Utilities	2.72%
Short-Term Investment	3.03%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments

Georgia-Pacific LLC, 8.25%, 5/1/2016	1.19%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.03%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	0.85%
Federal National Mortgage Assoc., 1.125%, 4/27/2017	0.77%
Teck Resources Ltd., 10.75%, 5/15/2016	0.72%
Anglo American Capital plc, 9.375%, 4/8/2019	0.57%
Citibank Omni Master Trust 2009-A8, 2.349%, 5/16/2016	0.57%
Banc of America Commercial Mortgage, Inc. 2005-6 A4, 5.193%, 9/10/2047	0.56%
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4, 5.444%, 3/10/2039	0.55%
Allied Waste North America, Inc., 6.875%, 6/1/2017	0.52%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Auto	0.30%
Basic Industry	2.97%
Capital Goods	0.16%
Consumer Cyclical	2.92%
Consumer Discretionary	1.83%
Consumer Non-Cyclical	0.10%
Consumer Services	1.58%
Consumer Staples	1.81%
Energy	5.21%
Financial Services	50.64%
Foreign Government	0.85%
Health Care	1.44%
Integrated Oils	2.59%
Materials & Processing	6.13%
Municipal	0.55%
Producer Durables	0.63%
Technology	1.80%
Telecommunications	2.13%
Transportation	0.77%
U.S. Government	9.24%
Utilities	3.04%
Short-Term Investments	3.31%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	7.93%
QUALCOMM, Inc.	3.57%
Google, Inc. Class A	3.28%
Schlumberger Ltd.	2.02%
Cameron International Corp.	1.88%
eBay, Inc.	1.72%
Honeywell International, Inc.	1.72%
NIKE, Inc. Class B	1.58%
Occidental Petroleum Corp.	1.55%
Precision Castparts Corp.	1.55%

Holdings by Sector*	% of Investments

Consumer Discretionary	16.16%
Consumer Staples	2.25%
Energy	12.96%
Financials	3.74%
Health Care	10.77%
Industrials	12.34%
Information Technology	34.17%
Materials	6.82%
Short Term Investment	0.79%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Global Payments, Inc.	2.28%
Interpublic Group of Cos., Inc. (The)	2.20%
Beam, Inc.	1.77%
Chicago Bridge & Iron Co. NV (Netherlands)	1.75%
Comerica, Inc.	1.74%
Reliance Steel & Aluminum Co.	1.65%
Jacobs Engineering Group, Inc.	1.65%
Alterra Capital Holdings Ltd.	1.58%
Alliance Data Systems Corp.	1.57%
PerkinElmer, Inc.	1.56%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.28%
Consumer Staples	3.73%
Energy	7.06%
Financials	16.06%
Health Care	6.68%
Industrials	19.99%
Information Technology	16.46%
Materials	11.18%
Utilities	4.86%
Short-Term Investment	3.70%

Total	100.00%

*	A sector may comprise several industries.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 26, 2012
By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 26, 2012
By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2012